UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/06

Date of reporting period: 2/28/06

Item 1. Reports to Stockholders.

AMERICAN PERFORMANCE FUNDS

The Right fit for Your Investment Goals

MIDYEAR REPORT

February 28 2006

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments for the periods ending May 31, 2006 and November 30, 2006 will be available starting July 30, 2006 and January 29, 2007, respectively, without charge on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceeded or accompanied by a prospectus. An investor should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the fund’s prospectus. To obtain a prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The American Performance Funds are distributed by BISYS Fund Services, Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 28, 2006

(Unaudited)

	U.S. Treasury Fund	Institutional U.S. Treasury Fund	Cash Management Fund	Institutional Cash Management Fund	Institutional Tax-Free Money Market Fund
ASSETS:
Investments, at amortized cost	$—	$—	$469,364,981	$384,863,302	$240,213,855
Repurchase agreements, at cost	753,393,717	226,894,605	453,455,626	202,928,883	—

Total Investments	753,393,717	226,894,605	922,820,607	587,792,185	240,213,855
Interest receivable	94,253	28,390	1,523,161	1,163,504	851,696
Prepaid expenses and other assets	28,800	23,132	35,009	13,541	24,033

Total Assets	753,516,770	226,946,127	924,378,777	588,969,230	241,089,584

LIABILITIES:
Cash overdraft	—	—	6,173	—	—
Distributions payable	2,279,494	768,324	2,540,999	1,798,283	533,694
Accrued expenses and other payables:
Investment advisory fees	235,816	3,645	185,660	8,524	—
Administration fees	—	18,522	42,673	59,701	—
Distribution fees	60,396	—	64,221	—	—
Chief compliance officer fees	1,743	747	2,914	1,102	958
Custodian fees	18,124	5,467	19,206	12,784	5,442
Fund accounting fees	28,087	11,080	32,091	18,831	—
Omnibus fees	—	—	—	—	22,496
Transfer agent fees	13,484	4,291	18,274	9,309	—
Other liabilities	10,788	7,180	39,583	1,476	1,263

Total Liabilities	2,647,932	819,256	2,951,794	1,910,010	563,853

Net Assets	$750,868,838	$226,126,871	$921,426,983	$587,059,220	$240,525,731

COMPOSITION OF NET ASSETS:
Capital	750,834,023	226,125,473	921,364,959	587,079,494	240,525,731
Accumulated net investment income	35,148	1,398	62,174	2,039	—
Accumulated net realized losses on investment transactions	(333)	—	(150)	(22,313)	—

Net Assets	$750,868,838	$226,126,871	$921,426,983	$587,059,220	$240,525,731

Shares of beneficial interest issued and outstanding	750,834,024	226,125,938	921,364,947	587,078,820	240,525,731

Net asset value and redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)	$1.00	$1.00	$1.00	$1.00	$1.00

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 28, 2006

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
ASSETS:
Investments, at value (Cost $17,431,764; $300,812,870; $91,242,636; and $50,660,426, respectively)	$17,811,024	$298,631,291	$90,984,352	$50,997,491
Investment in affiliates, at cost	945,180	12,725,319	3,432,375	2,605,476

Total Investments	18,756,204	311,356,610	94,416,727	53,602,967
Cash	—	2,442	5,056	—
Interest and dividends receivable	206,589	1,830,443	728,406	508,082
Receivable for capital shares issued	—	98,943	—	9,755
Prepaid expenses and other assets	3,330	20,214	8,999	7,917

Total Assets	18,966,123	313,308,652	95,159,188	54,128,721

LIABILITIES:
Cash overdraft	600	—	—	—
Distributions payable	43,492	781,416	312,760	195,875
Payable for capital shares redeemed	—	34,163	—	—
Accrued expenses and other payables:
Investment advisory and administration fees	2,736	32,912	13,781	7,945
Distribution fees	724	33,019	5,055	4,733
Chief compliance officer fees	229	877	226	176
Custodian fees	435	6,701	2,177	1,239
Fund accounting fees	4,723	15,080	4,601	2,815
Transfer agent fees	978	12,358	2,510	1,643
Other liabilities	1,620	18,022	5,120	2,521

Total Liabilities	55,537	934,548	346,230	216,947

Net Assets	$18,910,586	$312,374,104	$94,812,958	$53,911,774

COMPOSITION OF NET ASSETS:
Capital	18,553,070	316,655,669	95,392,098	53,497,086
Accumulated net investment income (losses)	(32,662)	895,790	205,540	19,485
Accumulated net realized gains (losses) on investment transactions	10,918	(2,995,776)	(526,396)	58,138
Net unrealized appreciation (depreciation) on investments	379,260	(2,181,579)	(258,284)	337,065

Net Assets	$18,910,586	$312,374,104	$94,812,958	$53,911,774

Retail Shares
Net Assets	$3,766,760	$193,414,986	$26,217,245	$24,488,425

Shares	355,327	19,115,735	2,565,306	2,618,151

Net asset value, maximum offering and redemption price per share	$10.60	$10.12	$10.22	$9.35

Institutional Shares
Net Assets	$15,143,826	$118,959,118	$68,595,713	$29,423,349

Shares	1,427,822	11,762,031	6,707,524	3,146,547

Net asset value, maximum offering and redemption price per share	$10.61	$10.11	$10.23	$9.35

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 28, 2006

(Unaudited)

	Balanced Fund	U.S. Tax-Efficient Large Cap Equity Fund	Growth Equity Fund	U.S. Tax-Efficient Small Cap Equity Fund
ASSETS:
Investments, at value (Cost $83,226,078; $14,778,354; $5,893,199; and $10,445,349, respectively)	$93,877,375	$16,352,377	$6,212,483	$13,615,730
Investment in affiliates, at cost	2,784,970	22,491	44,061	125,683

Total Investments	96,662,345	16,374,868	6,256,544	13,741,413
Cash	10,162	—	—	276
Interest and dividends receivable	327,870	14,994	8,313	8,465
Receivable for capital shares issued	1,063	3,371	—	—
Prepaid expenses and other assets	6,674	6,207	4,158	4,012

Total Assets	97,008,114	16,399,440	6,269,015	13,754,166

LIABILITIES:
Payable for investments purchased	—	—	11,098	—
Accrued expenses and other payables:
Investment advisory and administration fees	26,178	5,069	1,211	5,821
Distribution fees	7,019	587	1,392	64
Chief compliance officers fees	345	2	99	—
Custodian fees	2,244	381	167	316
Fund accounting fees	5,313	1,396	1,130	1,075
Transfer agent fees	2,318	1,400	1,234	500
Other liabilities	5,932	794	440	275

Total Liabilities	49,349	9,629	16,771	8,051

Net Assets	$96,958,765	$16,389,811	$6,252,244	$13,746,115

COMPOSITION OF NET ASSETS:
Capital	84,509,191	32,502,021	13,906,305	10,045,526
Accumulated net investment income	445,609	8,463	26,266	1,172
Accumulated net realized gains (losses) on investment transactions	1,352,669	(17,694,697)	(7,999,611)	529,036
Net unrealized appreciation on investments	10,651,296	1,574,024	319,284	3,170,381

Net Assets	$96,958,765	$16,389,811	$6,252,244	$13,746,115

Retail Shares
Net Assets	$36,387,338	$3,063,245	$6,252,244	$343,273

Shares	2,661,764	307,489	600,266	24,757

Net asset value, maximum offering and redemption price per share	$13.67	$9.96	$10.42	$13.87

Institutional Shares
Net Assets	$60,571,427	$13,326,566		$13,402,842

Shares	4,431,138	1,336,988		965,057

Net asset value, maximum offering and redemption price per share	$13.67	$9.97		$13.89

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

February 28, 2006

(Unaudited)

	U.S. Treasury Fund	Institutional U.S. Treasury Fund	Cash Management Fund	Institutional Cash Management Fund	Institutional Tax-Free Money Market Fund(a)
Investment Income:
Interest income	$15,567,200	$6,300,764	$16,452,001	$6,981,532	$3,657,275
Dividend income	—	—	—	—	59,528

Total Income	15,567,200	6,300,764	16,452,001	6,981,532	3,716,803

Expenses:
Investment advisory fees	1,544,824	235,198	1,623,937	253,277	192,709
Administration fees	753,107	313,599	791,675	337,705	256,947
Distribution fees	965,514	—	1,014,959	—	—
Omnibus fees	—	—	—	—	128,471
Chief compliance officers fees	18,089	7,240	20,732	7,171	6,613
Fund accounting fees	106,920	51,474	115,747	56,077	—
Transfer agent fees	80,849	32,541	107,451	35,278	—
Custodian fees	115,859	47,039	121,793	50,654	38,541
Trustee fees	9,507	3,929	9,895	3,690	3,460
Other expenses	113,319	52,182	109,488	60,144	37,368

Total expenses before fee reductions	3,707,988	743,202	3,915,677	803,996	664,109
Expenses voluntarily reduced by Investment Advisor	—	(203,835)	(446,583)	(219,504)	(192,709)
Expenses voluntarily reduced by Administrator	(123,651)	(115,828)	(283,841)	(128,566)	(192,700)
Expenses voluntarily reduced by Distributor	(834,700)	—	(885,852)	—	—
Omnibus expenses voluntarily reduced	—	—	—	—	(47,441)

Net Expenses	2,749,637	423,539	2,299,401	455,926	231,259

Net Investment Income	12,817,563	5,877,225	14,152,600	6,525,606	3,485,544

Realized (Losses) On Investments:
Net realized (losses) on investment transactions	—	—	(150)	(1,876)	—

Change in net assets resulting from operations	$12,817,563	$5,877,225	$14,152,450	$6,523,730	$3,485,544

(a)	For the period April 11, 2005 (commencement of operations) through August 31, 2005.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

February 28, 2006

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$430,294	$5,585,139	$2,091,937	$1,304,834
Dividend income from affiliates	5,149	198,113	48,173	31,680

Total Income	435,443	5,783,252	2,140,110	1,336,514

Expenses:
Investment advisory fees	59,704	759,746	254,368	142,226
Administration fees	21,711	276,274	92,498	51,719
Distribution fees	21,485	300,388	90,389	54,150
Chief compliance officers fees	703	6,676	2,179	1,267
Fund accounting fees	17,214	77,167	26,078	15,033
Transfer agent fees	4,350	56,983	12,897	8,464
Custodian fees	3,257	41,440	13,874	7,758
Trustee fees	529	3,641	1,107	724
Other expenses	5,781	48,546	16,178	10,201

Total expenses before fee reductions	134,734	1,570,861	509,568	291,542
Expenses voluntarily reduced by Investment Advisor	(26,302)	(691,837)	(115,371)	(64,583)
Expenses voluntarily reduced by Distributor	(19,487)	(74,291)	—	—
Expenses voluntarily reduced by Administrator	(3,061)	(45,272)	(15,249)	(8,576)

Net Expenses	85,884	759,461	378,948	218,383

Net Investment Income	349,559	5,023,791	1,761,162	1,118,131

Realized/Unrealized Gains (Losses) On Investments:
Net realized gains (losses) on investment transactions	209,669	(2,113)	13,432	20,236
Change in unrealized appreciation (depreciation) on investments	(513,853)	(1,562,713)	(869,226)	(868,001)

Net realized/unrealized losses on investments	(304,184)	(1,564,826)	(855,794)	(847,765)

Change in net assets resulting from operations	$45,375	$3,458,965	$905,368	$270,366

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

For the Year Ended February 28, 2006

(Unaudited)

	Balanced Fund	U.S. Tax-Efficient Large Cap Equity Fund	Growth Equity Fund	U.S. Tax-Efficient Small Cap Equity Fund
Investment Income:
Interest income	$678,568	$—	$—	$—
Dividend income	425,272	119,573	89,273	59,297
Dividend income from affiliates	279,708	1,070	2,760	23,689

Total Income	1,383,548	120,643	92,033	82,986

Expenses:
Investment advisory fees	352,952	58,228	36,594	44,867
Administration fees	95,393	16,878	10,627	13,005
Distribution fees	96,267	15,997	13,283	11,239
Chief compliance officer fees	2,353	362	348	195
Fund accounting fees	28,316	6,138	4,427	4,840
Transfer agent fees	12,462	4,751	4,293	2,205
Custodian fees	14,309	2,532	1,594	1,951
Trustee fees	1,274	355	174	181
Other expenses	15,392	6,236	7,957	3,082

Total expenses before fee reductions	618,718	111,477	79,297	81,565
Expenses voluntarily reduced by Investment Advisor	(163,661)	(18,716)	(12,246)	(24,178)
Expenses voluntarily reduced by Distributor	(79,832)	—	—	—
Expenses voluntarily reduced by Administrator	(14,964)	(2,546)	(1,287)	(2,089)

Net Expenses	360,261	90,215	65,764	55,298

Net Investment Income	1,023,287	30,428	26,269	27,688

Realized/Unrealized Gains (Losses) On Investments:
Net realized gains on investment transactions	2,134,225	3,924,487	1,458,907	597,004
Change in unrealized appreciation (depreciation) on investments	2,219,785	(2,722,679)	(765,406)	459,171

Net realized/unrealized gains on investments	4,354,010	1,201,808	693,501	1,056,175

Change in net assets resulting from operations	$5,377,297	$1,232,236	$719,770	$1,083,863

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Institutional U.S. Treasury Fund
	Six Months Ended February 28, 2006	Year Ended August 31, 2005	Six Months Ended February 28, 2006	Year Ended August 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$12,817,563	$12,403,186	$5,877,225	$5,829,819
Net realized gains on investment transactions	—	—	—	—

Change in net assets from operations	12,817,563	12,403,186	5,877,225	5,829,819

Distributions to Shareholders:
From net investment income	(12,824,744)	(12,403,185)	(5,877,225)	(5,829,819)

Change in net assets from shareholder distributions	(12,824,744)	(12,403,185)	(5,877,225)	(5,829,819)

Capital Transactions:
Proceeds from shares issued	909,276,069	1,650,239,516	401,325,967	485,432,988
Dividends reinvested	13,124	899	2,956	8,665
Cost of shares redeemed	(851,923,140)	(1,587,663,323)	(452,502,100)	(390,486,517)

Change in net assets from capital transactions	57,366,053	62,577,092	(51,173,177)	94,955,136

Change in net assets	57,358,872	62,577,093	(51,173,177)	94,955,136

Net Assets:
Beginning of period	693,509,966	630,932,873	277,300,048	182,344,912

End of period	$750,868,838	$693,509,966	$226,126,871	$277,300,048

Accumulated net investment income	35,148	42,329	1,398	1,398

Share Transactions:
Issued	909,276,069	1,650,239,516	401,325,967	485,432,988
Reinvested	13,124	899	2,956	8,665
Redeemed	(851,923,140)	(1,587,663,323)	(452,502,100)	(390,486,516)

Change in shares	57,366,053	62,577,092	(51,173,177)	94,955,137

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Cash Management Fund		Institutional Cash Management Fund		Institutional Tax-Free Money Market Fund
	Six Months Ended February 28, 2006	Year Ended August 31, 2005	Six Months Ended February 28, 2006	Year Ended August 31, 2005	Six Months Ended February 28, 2006	Period Ended August 31, 2005(a)
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$14,152,600	$14,788,449	$6,525,606	$6,219,494	$3,485,544	$2,006,377
Net realized gains (losses) on investment transactions	(150)	—	(1,876)	(7,191)	—	—

Change in net assets from operations	14,152,450	14,788,449	6,523,730	6,212,303	3,485,544	2,006,377

Distributions to Shareholders:
From net investment income	(14,153,759)	(14,788,449)	(6,524,556)	(6,219,494)	(3,485,544)	(2,006,377)

Change in net assets from shareholder distributions	(14,153,759)	(14,788,449)	(6,524,556)	(6,219,494)	(3,485,544)	(2,006,377)

Capital Transactions:
Proceeds from shares issued	2,746,983,196	2,810,278,377	968,904,765	1,259,127,802	160,973,089	478,858,404
Dividends reinvested	74,918	74,251	307,591	239,339	79,574	54,115
Cost of shares redeemed	(2,648,987,912)	(2,648,753,047)	(689,221,272)	(1,203,260,603)	(181,361,910)	(218,077,541)

Change in net assets from capital transactions	98,070,202	161,599,581	279,991,084	56,106,538	(20,309,247)	260,834,978

Change in net assets	98,068,893	161,599,581	279,990,258	56,099,347	(20,309,247)	260,834,978

Net Assets:
Beginning of period	823,358,090	661,758,509	307,068,962	250,969,615	260,834,978	—

End of period	$921,426,983	$823,358,090	$587,059,220	$307,068,962	$240,525,731	$260,834,978

Accumulated net investment income	62,174	63,333	2,039	989	—	—

Share Transactions:
Issued	2,746,983,196	2,810,278,378	968,904,766	1,259,127,803	160,973,089	478,858,404
Reinvested	74,918	74,251	307,591	239,339	79,574	54,115
Redeemed	(2,648,987,923)	(2,648,753,047)	(689,221,272)	(1,203,260,603)	(181,361,910)	(218,077,541)

Change in shares	98,070,191	161,599,582	279,991,085	56,106,539	(20,309,247)	260,834,978

(a)	For the period April 11, 2005 (commencement of operations) through August 31, 2005.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Six Months Ended February 28, 2006	Year Ended August 31, 2005	Six Months Ended February 28, 2006	Year Ended August 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$349,559	$1,029,174	$5,023,791	$8,463,013
Net realized gains on investment transactions	209,669	75,654	(2,113)	34,918
Change in unrealized appreciation (depreciation) on investments	(513,853)	(457,785)	(1,562,713)	(1,863,023)

Change in net assets from operations	45,375	647,043	3,458,965	6,634,908

Distributions to Shareholders:
Investor Shares
From net investment income	(244,926)	(1,002,747)	(4,151,887)	(9,138,395)
From net realized gain on investment transactions	(268,841)	(76,006)	—	—
Institutional Shares(a)
From net investment income	(70,169)	—	(672,087)	—
From net realized gain on investment transactions	—	—	—	—

Change in net assets from shareholder distributions	(583,936)	(1,078,753)	(4,823,974)	(9,138,395)

Capital Transactions:
Investor Shares
Proceeds from shares issued	898,726	11,504,634	82,080,951	119,833,304
Dividends reinvested	289,790	190,471	2,581,950	4,260,964
Cost of shares redeemed	(26,528,297)	(15,367,987)	(166,041,052)	(59,188,426)

	(25,339,781)	(3,672,882)	(81,378,151)	64,905,842

Institutional Shares(a)
Proceeds from shares issued	15,821,132	—	123,559,284	—
Dividends reinvested	378	—	31,691	—
Cost of shares redeemed	(662,289)	—	(4,442,191)	—

	15,159,221	—	119,148,784	—

Change in net assets from capital transactions	(10,180,560)	(3,672,882)	37,770,633	64,905,842

Change in net assets	(10,719,121)	(4,104,592)	36,405,624	62,402,355

Net Assets:
Beginning of year	29,629,707	33,734,299	275,968,480	213,566,125

End of year	$18,910,586	$29,629,707	$312,374,104	$275,968,480

Accumulated net investment income (loss)	(32,662)	(67,126)	895,790	695,973

Share Transactions:
Investor Shares
Issued	83,129	1,054,967	8,108,622	11,750,634
Reinvested	27,311	17,467	254,832	418,280
Redeemed	(2,484,710)	(1,411,786)	(16,392,744)	(5,814,146)

	(2,374,270)	(339,352)	(8,029,290)	6,354,768

Institutional Shares(a)
Issued	1,490,115	—	12,197,889	—
Reinvested	36	—	3,131	—
Redeemed	(62,329)	—	(438,989)	—

	1,427,822	—	11,762,031	—

Change in shares	(946,448)	(339,352)	3,732,741	6,354,768

(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Intermediate Bond Fund		Bond Fund
	Six Months Ended February 28, 2006	Year Ended August 31, 2005	Six Months Ended February 28, 2006	Year Ended August 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,761,162	$3,173,709	$1,118,131	$2,020,747
Net realized gains on investment transactions	13,432	87,210	20,236	173,646
Change in unrealized appreciation (depreciation) on investments	(869,226)	(599,455)	(868,001)	(246,751)

Change in net assets from operations	905,368	2,661,464	270,366	1,947,642

Distributions to Shareholders:
Investor Shares
From net investment income	(1,342,932)	(3,444,604)	(922,995)	(2,107,096)
From net realized gain on investment	—	—	(67,591)	(80,781)
Institutional Shares(a)
From net investment income	(447,383)	—	(205,594)	—
From net realized gain on investment	—	—	—	—

Change in net assets from shareholder distributions	(1,790,315)	(3,444,604)	(1,196,180)	(2,187,877)

Capital Transactions:
Investor Shares
Proceeds from shares issued	6,645,202	15,336,499	6,577,448	12,717,809
Dividends reinvested	598,837	1,279,632	641,479	1,152,375
Cost of shares redeemed	(71,816,697)	(15,152,090)	(33,320,460)	(11,722,574)

	(64,572,658)	1,464,041	(26,101,533)	2,147,610

Institutional Shares(a)
Proceeds from shares issued	70,270,092	—	29,856,143	—
Dividends reinvested	31,590	—	15,549	—
Cost of shares redeemed	(1,498,174)	—	(305,097)	—

	68,803,508	—	29,566,595	—

Change in net assets from capital transactions	4,230,850	—	3,465,062	—

Change in net assets	3,345,903	680,901	2,539,248	1,907,375

Net Assets:
Beginning of year	91,467,055	90,786,154	51,372,526	49,465,151

End of year	$94,812,958	$91,467,055	$53,911,774	$51,372,526

Accumulated net investment income	205,540	234,693	19,485	29,943

Share Transactions:
Investor Shares
Issued	647,273	1,485,499	699,661	1,337,640
Reinvested	58,399	123,714	68,219	121,059
Redeemed	(7,000,751)	(1,466,422)	(3,545,513)	(1,232,508)

	(6,295,079)	142,791	(2,777,633)	226,191

Institutional Shares(a)
Issued	6,849,734	—	3,177,518	—
Reinvested	3,088	—	1,661	—
Redeemed	(145,298)	—	(32,632)	—

	6,707,524	—	3,146,547	—

Change in shares	412,445	142,791	368,914	226,191

(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Balanced Fund		U.S. Tax-Efficient Large Cap Equity Fund
	Six Months Ended February 28, 2006	Year Ended August 31, 2005	Six Months Ended February 28, 2006	Year Ended August 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,023,287	$1,683,486	$30,428	$205,522
Net realized gains on investment transactions	2,134,225	5,522,710	3,924,487	7,850,352
Change in unrealized appreciation (depreciation) on investments	2,219,785	2,562,805	(2,722,679)	(3,148,195)

Change in net assets from operations	5,377,297	9,769,001	1,232,236	4,907,679

Distributions to Shareholders:
Investor Shares
From net investment income	(845,236)	(1,747,693)	(45,634)	(330,666)
From net realized gain on investment	(3,459,726)	—	—	—

Change in net assets from shareholder distributions	(4,304,962)	(1,747,693)	(45,634)	(330,666)

Capital Transactions:
Investor Shares
Proceeds from shares issued	6,852,754	5,948,326	140,781	1,350,298
Dividends reinvested	4,303,811	1,746,118	12,957	172,590
Cost of shares redeemed	(65,470,663)	(9,367,674)	(15,771,441)	(32,359,624)

	(54,314,098)	(1,673,230)	(15,617,703)	(30,836,736)

Institutional Shares(a)
Proceeds from shares issued	60,523,371	—	13,864,127	—
Cost of shares redeemed	(845,159)	—	(680,308)	—

	59,678,212	—	13,183,819	—

Change in net assets from capital transactions	5,364,114	(1,673,230)	(2,433,884)	(30,836,736)

Change in net assets	6,436,449	6,348,078	(1,247,282)	(26,259,723)

Net Assets:
Beginning of year	90,522,316	84,174,238	17,637,093	43,896,816

End of year	$96,958,765	$90,522,316	$16,389,811	$17,637,093

Accumulated net investment income	445,609	267,558	8,463	23,669

Share Transactions:
Investor Shares
Issued	504,132	460,111	14,646	157,774
Reinvested	320,514	134,431	1,350	20,591
Redeemed	(4,861,725)	(719,195)	(1,605,561)	(3,812,641)

	(4,037,079)	(124,653)	(1,589,565)	(3,634,276)

Institutional Shares(a)
Issued	4,493,169	—	1,405,842	—
Redeemed	(62,031)	—	(68,854)	—

	4,431,138	—	1,336,988	—

Change in shares	394,059	(124,653)	(252,577)	(3,634,276)

(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Growth Equity Fund		U.S. Tax-Efficient Small Cap Equity Fund
	Six Months Ended February 28, 2006	Year Ended August 31, 2005	Six Months Ended February 28, 2006	Year Ended August 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$26,269	$265,047	$27,688	$66,972
Net realized gains on investment transactions	1,458,907	6,581,115	597,004	671,326
Change in unrealized appreciation (depreciation) on investments	(765,406)	(4,053,082)	459,171	2,221,819

Change in net assets from operations	719,770	2,793,080	1,083,863	2,960,117

Distributions to Shareholders:
Investor Shares
From net investment income	—	(332,485)	(26,515)	(73,040)
From net realized gain on investment	—	—	(605,910)	(2,845,365)

Change in net assets from shareholder distributions	—	(332,485)	(632,425)	(2,918,405)

Capital Transactions:
Investor Shares
Proceeds from shares issued	164,163	1,093,323	270,632	1,441,942
Dividends reinvested	—	167,846	593,840	2,768,105
Cost of shares redeemed	(7,397,556)	(28,462,134)	(13,184,059)	(2,439,001)

	(7,233,393)	(27,200,965)	(12,319,587)	1,771,046

Institutional Shares(a)
Proceeds from shares issued			12,896,722	—
Cost of shares redeemed			(143,001)	—

			12,753,721	—

Change in net assets from capital transactions	(7,233,393)	(27,200,965)	434,134	1,771,046

Change in net assets	(6,513,623)	(24,740,370)	885,572	1,812,758

Net Assets:
Beginning of year	12,765,867	37,506,237	12,860,543	11,047,785

End of year	$6,252,244	$12,765,867	$13,746,115	$12,860,543

Accumulated net investment income (loss)	26,266	(3)	1,172	(1)

Share Transactions:
Investor Shares
Issued	16,287	117,349	19,896	111,890
Reinvested	—	17,458	44,751	222,872
Redeemed	(721,519)	(3,048,263)	(996,551)	(182,503)

	(705,232)	(2,913,456)	(931,904)	152,259

Institutional Shares(a)
Issued			975,351	—
Redeemed			(10,294)	—

			965,057	—

Change in shares	(705,232)	(2,913,456)	33,153	152,259

(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.3%):
$20,000,000	Bear Stearns, 4.50%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $20,002,500, collateralized by U.S. Treasury Securities (4.25% - 4.50%), (10/15/10 - 2/15/36), fair value $20,402,308)	$20,000,000
130,000,000	Deutsche Bank, 4.51%, 3/1/06 (Purchased on 2/28/05, proceeds at maturity $130,016,286, collateralized by U.S. Treasury Securities (0.00% - 5.00%), (4/13/06 - 2/15/11), fair value $132,600,466)	130,000,000
113,393,717	JP Morgan, 4.50%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $113,407,891, collateralized by U.S. Treasury Securities (3.50% - 4.63%), (2/29/08 - 8/15/09), fair value $115,664,292)	113,393,717
130,000,000	Merrill Lynch, 4.50%, 3/1/06, (Purchased on 2/28/06, proceeds at maturity $130,016,250, collateralized by U.S. Treasury Securities (3.63% - 4.00%), (4/30/07 - 9/30/07), fair value $132,601,360)	130,000,000
115,000,000	Morgan Stanley, 4.49%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $115,014,343, collateralized by U.S. Treasury Securities (0.00% - 6.13%), (8/15/07 - 11/15/16), fair value $117,302,158)	115,000,000
110,000,000	SG Cowen, 4.50%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $110,013,750, collateralized by U.S. Treasury Inflation Index, 3.50%, 1/15/11, fair value $112,220,640)	110,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$135,000,000	UBS Warburg, 4.52%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $135,016,950, collateralized by U.S. Government Securities (0.00% - 12.74%), (10/17/22 - 6/17/45), fair value $137,700,125)	$135,000,000

Total Repurchase Agreements		753,393,717

Total Investments (Cost $753,393,717)(a)—100.3%		753,393,717
Liabilities in excess of other assets—(0.3)%		(2,524,879)

Net Assets—100.0%		$750,868,838

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Institutional U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.3%):
$25,000,000	Bear Stearns, 4.50%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $25,003,125, collateralized by U.S. Treasury Securities (4.25% - 4.50%), (10/15/10 - 2/15/36), fair value $25,502,885)	$25,000,000
35,000,000	Deutsche Bank, 4.51%, 3/1/06 (Purchased on 2/28/05, proceeds at maturity $35,004,385, collateralized by U.S. Treasury Securities (0.00% - 5.00%), (4/13/06 - 2/15/11), fair value $35,700,125)	35,000,000
26,894,605	JP Morgan, 4.50%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $26,897,967, collateralized by U.S. Treasury Securities (3.50% - 4.63%), (2/29/08 - 8/15/09), fair value $27,433,138)	26,894,605
40,000,000	Merrill Lynch, 4.50%, 3/1/06, (Purchased on 2/28/06, proceeds at maturity $40,005,000, collateralized by U.S. Treasury Securities (3.63% - 4.00%), (4/30/07 - 9/30/07), fair value $40,800,419)	40,000,000
25,000,000	Morgan Stanley, 4.49%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $25,003,118, collateralized by U.S. Treasury Securities (0.00% - 6.13%), (8/15/07 - 11/15/16), fair value $25,500,469)	25,000,000
30,000,000	SG Cowen, 4.50%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $30,003,750, collateralized by U.S. Treasury Inflation Index, 3.50%, 1/15/11, fair value $30,600,175)	30,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$45,000,000	UBS Warburg, 4.52%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $45,005,650, collateralized by U.S. Government Securities (0.00% - 12.74%), (10/17/22 - 6/17/45), fair value $45,900,042)	$45,000,000

Total Repurchase Agreements		226,894,605

Total Investments (Cost $226,894,605)(a)—100.3%		226,894,605
Liabilities in excess of other assets—(0.3)%		(767,734)

Net Assets—100.0%		$226,126,871

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Commercial Paper** (0.8%):
Financial Services (0.8%):
$7,000,000	Blue Spice LLC, 4.53%, 3/3/06	$6,998,242

Total Asset Backed Commercial Paper (Cost $6,998,242)		6,998,242

Certificates of Deposit (6.5%):
Banking (6.5%):
10,000,000	Barclays Bank, 4.51%*, 3/21/06	9,999,760
10,000,000	Calyon NY, 4.60%, 4/13/06	10,000,000
20,000,000	Fortis Funding, 4.53%, 4/3/06	20,000,000
10,000,000	Rabobank Nederland, 4.58%, 4/13/06	10,000,000
10,000,000	Societe Generale, 4.53%, 3/27/06	10,000,000

Total Certificates of Deposit (Cost $59,999,760)		59,999,760

Commercial Paper** (20.2%):
Banking (13.0%):
20,000,000	ABN Amro Bank, 4.50%, 3/21/06	19,950,222
10,000,000	BNP Paribas, 4.50%, 4/10/06	9,950,556
10,000,000	CBA Delaware, 4.50%, 3/6/06	9,993,757
20,000,000	Citibank Funding, 4.57%, 4/3/06	19,916,859
12,000,000	Danske Corp., 4.50%, 3/2/06	11,998,503
8,000,000	Danske Corp., 4.51%, 3/15/06	7,986,016
20,000,000	State Street Corp, 4.50%, 3/6/06	19,987,556
20,000,000	Svenska Handelsbank NY, 4.50%, 3/1/06	19,999,999

		119,783,468

Chemicals (1.6%):
15,000,000	BASF, 4.57%, 4/3/06	14,937,575

Diversified Manufacturing Ops (2.2%):
10,000,000	General Electric Capital Corp., 4.51%, 3/16/06	9,981,250
10,000,000	Siemens Capital Corp., 4.49%, 3/29/06	9,965,233

		19,946,483

Insurance (0.5%):
5,000,000	ING America Insurance, 4.51%, 3/16/06	4,990,625

Security Brokers & Dealers (1.6%):
15,000,000	Lehman Brothers, 4.56%, 3/1/06	15,000,000

Sovereign (1.3%):
11,371,000	Republic of Austria, 4.47%, 3/20/06	11,344,294

Total Commercial Paper (Cost $186,002,445)		186,002,445

Principal Amount	Security Description	Value
Corporate Bonds (2.2%):
Banking (1.1%):
$10,000,000	HSBC Bank USA, 4.68%*, 3/1/06	$10,006,585

Security Brokers & Dealers (1.1%):
10,000,000	Goldman Sachs Group, Inc., 4.61%*, 3/1/06	10,003,138

Total Corporate Bonds (Cost $20,009,723)		20,009,723

U.S. Government Agencies (21.3%):
Fannie Mae (0.9%):
8,605,000	1.75%, 6/16/06	8,532,033

Federal Farm Credit Bank (4.1%):
27,500,000	4.46%*, 3/25/06	27,500,000
10,090,000	1.84%, 4/7/06	10,063,802

		37,563,802

Federal Home Loan Bank (15.7%):
15,000,000	4.53%*, 3/1/06	15,000,000
34,000,000	4.61%*, 3/1/06	33,999,578
20,000,000	4.66%*, 3/1/06	20,000,000
20,000,000	4.66%*, 3/1/06	20,000,000
30,000,000	4.36%*, 3/12/06	30,000,001
3,020,000	2.13%, 5/19/06	3,004,630
3,105,000	2.88%, 5/22/06	3,093,724
14,500,000	2.63%, 5/26/06	14,437,222
5,000,000	2.35%, 8/14/06	4,945,714

		144,480,869

Freddie Mac (0.6%):
1,557,000	3.00%, 6/2/06	1,550,925
4,255,000	2.13%, 6/9/06	4,227,182

		5,778,107

Total U.S. Government Agencies (Cost $196,354,811)		196,354,811

Repurchase Agreements (49.2%):
10,000,000	Bear Stearns Cos., Inc., 4.55%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $10,001,264, collateralized by U.S. Government Agency Securities (1.88% - 5.60%), (6/15/06 - 2/15/36), fair value $10,236,796)	10,000,000

Continued

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$145,000,000	Deutsche Bank, 4.55%, 3/1/06, (Purchased on 2/28/06, proceeds at maturity $145,018,326, collateralized by U.S. Government Agency Securities (3.88% - 7.13%), (2/1/08 - 6/15/10), fair value $147,900,438)	$145,000,000
108,455,626	JP Morgan Chase & Co., 4.55%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $108,469,334, collateralized by U.S. Government Agency Securities (3.38% - 7.38%), (11/15/06 - 6/18/14), fair value $110,627,986)	108,455,626
115,000,000	Morgan Stanley Dean Witter & Co., 3/1/06 (Purchased on 2/28/06, proceeds at maturity $115,014,535, collateralized by U.S. Government Agency Securities (2.20% - 5.34%), (5/3/06 - 8/8/25), fair value $117,301,773)	115,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$75,000,000	UBS Warburg, 4.52%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $75,009,417, collateralized by U.S. Government Agency Securities 0.00%, (7/31/06 – 3/15/21), fair value $76,500,544)	$75,000,000

Total Repurchase Agreements (Cost $453,455,626)		453,455,626

Total Investments (Cost $922,820,607)(a)—100.2%		922,820,607
Liabilities in excess of other assets—(0.2)%		(1,393,624)

Net Assets—100.0%		$921,426,983

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2006. The date presented reflects the next rate change date.
**	Effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Commercial Paper** (4.3%):
Financial Services (4.2%):
$2,852,000	Three Rivers Funding, 4.51%, 3/1/06	$2,852,000
12,000,000	Three Rivers Funding, 4.51%, 3/21/06	11,969,933
7,003,000	Triple A One Funding, 4.51%, 3/15/06	6,990,718
3,051,000	Triple A One Funding, 4.52%, 3/21/06	3,043,339

Total Asset Backed Commercial Paper (Cost $24,855,990)		24,855,990

Certificates of Deposit (8.6%):
Banking (8.5%):
10,000,000	Barclays Bank, 4.51%*, 3/21/06	9,999,760
10,000,000	Calyon NY, 4.60%, 4/13/06	10,000,000
5,000,000	HBOS Treasury Services, 3.37%, 3/20/06	4,996,826
5,000,000	HBOS Treasury Services, 4.42%, 5/4/06	4,999,069
10,000,000	Rabobank Nederland, 4.58%, 4/13/06	10,000,000
10,000,000	Societe Generale, 4.53%, 3/27/06	10,000,000

Total Certificates of Deposit (Cost $49,995,655)		49,995,655

Commercial Paper** (24.8%):
Banking (9.9%):
10,000,000	BNP Paribas, 4.46%, 4/4/06	9,957,878
10,000,000	CBA Delaware, 4.50%, 3/6/06 Banking	9,993,757
4,066,000	Dexia Delaware LLC, 4.51%, 3/16/06	4,058,359
5,500,000	Nordea NA, 4.50%, 3/9/06	5,494,500
5,000,000	Nordea NA, 4.59%, 4/20/06	4,968,125
3,675,000	Nordea NA, 4.60%, 4/24/06	3,649,642
15,000,000	UBS Finance, 4.64%, 5/18/06	14,849,363
5,000,000	Wells Fargo Bank, 4.01%, 7/24/06	4,993,285

		57,964,909

Chemicals (0.8%):
5,000,000	BASF, 4.57%, 4/3/06	4,979,100

Diversified Manufacturing Ops (3.4%):
10,000,000	General Electric Capital Corp., 5.59%, 4/3/06	9,958,384
10,000,000	Siemens Capital Corp., 4.49% 3/29/06	9,965,233

		19,921,617

Principal Amount	Security Description	Value
Commercial Paper**, continued
Food—Miscellaneous Diversified (2.5%):
$15,000,000	Nestle Capital Corp., 4.47%, 3/24/06	$14,957,163

Financial Services (5.7%):
20,000,000	Allianz Finance, 4.55%, 4/6/06	19,908,999
13,000,000	Blue Spice LLC, 4.52%, 3/3/06	12,996,736

		32,905,735

Security Brokers & Dealers (2.5%):
8,000,000	Credit Suisse First Boston, 4.61%, 4/24/06	7,944,680
7,000,000	Credit Suisse First Boston, 4.60%, 4/28/06	6,948,122

		14,892,802

Total Commercial Paper (Cost $145,621,326)		145,621,326

Corporate Bonds (1.4%):
Banking (0.8%):
5,000,000	HSBC Bank USA, 4.68%*, 3/1/06	5,003,292

Security Brokers & Dealers (0.6%):
3,890,000	Goldman Sachs Group, Inc., 4.61%*, 3/1/06	3,891,289

Total Corporate Bonds (Cost $8,894,581)		8,894,581

U.S. Government Agencies (26.4%):
Fannie Mae (7.3%):
20,000,000	4.54%*, 3/1/06	19,999,627
22,800,000	4.00%, 8/8/06	22,725,663

		42,725,290

Federal Farm Credit Bank (3.4%):
20,000,000	4.46%*, 3/1/06	20,000,000

Federal Home Loan Bank (15.1%):
15,000,000	4.53%*, 3/1/06	15,000,000
1,800,000	4.61%*, 3/1/06	1,800,000
15,000,000	4.66%*, 3/1/06	15,000,000
19,600,000	4.75%*, 3/1/06	19,616,549
6,970,000	2.50%, 4/11/06	6,955,639
20,000,000	4.55%, 4/28/06	19,854,356
6,000,000	2.13%, 7/7/06	5,945,960
5,000,000	2.35%, 8/14/06	4,945,714

		89,118,218

Freddie Mac (0.6%):
3,660,000	2.38%, 4/15/06	3,650,241

Total U.S. Government Agencies (Cost $155,493,749)		155,493,749

Continued

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (34.6%):
$50,000,000	Bear Stearns Cos., Inc., 4.55%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $50,006,319, collateralized by U.S. Government Agency Securities (1.88% - 5.80%), (8/15/06 - 2/15/36), fair value $51,183,982)	$50,000,000
50,000,000	Deutsche Bank, 4.55%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $50,006,319, collateralized by U.S. Government Agency Securities (3.88% - 7.13%), (2/1/08 - 6/15/10), fair value $51,000,151)	50,000,001
37,928,883	JP Morgan Chase & Co., 4.55%, 3/1/06 (Purchased on 3/1/06, proceeds at maturity $37,933,677, collateralized by U.S. Government Agency Securities (3.38% - 7.38%), (11/15/06 - 6/18/14), fair value $38,688,597)	37,928,883
30,000,000	Morgan Stanley & Co., 4.55%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $30,003,792, collateralized by U.S. Government Agency Securities (2.20% - 5.34%), (5/3/06 - 9/8/25), fair value $30,600,462)	30,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$35,000,000	UBS Warburg, 4.52%, 3/1/06 (Purchased on 2/28/06, proceeds at maturity $35,004,394, collateralized by U.S. Government Agency Securities 0.00%, (7/31/06 - 3/15/21), fair value $35,700,254)	$35,000,000

Total Repurchase Agreements (Cost $202,928,884)		202,928,884

Total Investments (Cost $587,792,185)(a)—100.1%		587,792,185
Liabilities in excess of other assets—(0.1)%		(732,965)

Net Assets—100.0%		$587,059,220

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect on February 28, 2006. The date presented reflects the next rate change date.
**	Effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Institutional Tax-Free Money Market Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (95.4%):
Alabama (2.5%):
$6,000,000	Montgomery Industrial Pollution Control Revenue, General Electric, 2.93%*, 5/1/21	$6,000,000

Colorado (9.4%):
8,500,000	Broomfield Colorado Urban Renewal, 3.20%*, 12/1/30, Enhanced by: LOC	8,500,000
7,000,000	Colorado Educational & Cultural Facilities Student Housing, 3.18%*, 7/1/37, Enhanced by: LOC	7,000,000
7,000,000	University of Colorado Hospital Authority Revenue, 3.19%*, 11/15/35, Enhanced by: LOC	7,000,000

		22,500,000

Dist of Columbia (2.4%):
5,860,000	District of Columbia Revenue, 3.19%*, 10/1/30, Enhanced by: LOC	5,860,000

Florida (4.4%):
3,579,000	Florida Municipal Power Agency, 3.10%, 4/5/06, Enhanced by: LOC	3,579,000
7,000,000	Jacksonville, Florida Health Facility, 3.10%, 3/9/06, Enhanced by: LOC	7,000,000

		10,579,000

Georgia (12.4%):
5,320,000	Athens-Clarke County University Development Revenue, 3.19%*, 4/1/31, Enhanced by: LOC	5,320,000
7,800,000	Bacon Industrial Building Authority Revenue, 3.25%*, 9/1/24, Enhanced by: LOC	7,800,000
9,800,000	MARTA Georgia, 3.13%*, 4/12/06, Enhanced by: LOC	9,800,000
6,800,000	Richmond County Hospital Authority Revenue, 3.19%*, 1/1/25, Enhanced by: LOC	6,800,000

		29,720,000

Illinois (8.2%):
5,315,000	Chicago Illinois Water Revenue, 3.17%*, 11/1/30, Enhanced by: LOC	5,315,000

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Illinois, coninued:
$7,500,000	Educational Facilities Authority Revenue, Elmhurst College, 3.27%*, 3/1/33, Enhanced by: LOC	$7,500,000
6,800,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.27%*, 11/15/33, Enhanced by: LOC	6,800,000

		19,615,000

Indiana (2.9%):
7,000,000	Indiana State Financial Authority, 3.16%*, 6/1/35, Enhanced by: LOC	7,000,000

Kentucky (3.0%):
7,300,000	Jeffersontown Lease Program Revenue, 3.24%*, 3/1/30, Enhanced by: LOC	7,300,000

Massachusetts (2.9%):
7,000,000	Massachusetts Water Resources Authority, 3.12%, 3/9/06, Enhanced by: LOC	7,000,000

Michigan (6.2%):
5,900,000	Detroit Sewer Disposal Revenue, 3.20%*, 7/1/27, Insured by: FSA	5,900,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 3.20%*, 12/1/30, Insured by: AMBAC	6,000,000
2,955,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.25%*, 1/1/14, Enhanced by: LOC	2,955,000

		14,855,000
Minnesota (2.9%):
7,000,000	Minneapolis Revenue, Guthrie Theater Project, 3.18%*, 10/1/23, Enhanced by: LOC	7,000,000

Montana (2.0%):
4,700,000	Forsyth Montana Pacificorp, 3.05%*, 1/1/18, Enhanced by: LOC	4,700,000

North Carolina (1.6%):
3,820,000	Montgomery County, North Carolina Industrial Facilities & Pollution Control, 3.01%*, 12/1/20, Enhanced by: LOC	3,820,000

Continued

AMERICAN PERFORMANCE FUNDS

Institutional Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania (4.1%):
$9,750,000	Delaware County Pennsylvania Industrial Development Authority, 3.12%, 4/13/06, Enhanced by: LOC	$9,750,000

Texas (11.3%):
6,000,000	Bexar County Texas Municipal Water District, 3.10%, 3/9/06, Enhanced by: LOC	6,000,000
6,250,000	Brownsville, Texas Utility, 3.00%, 3/23/06, Enhanced by: LOC	6,250,000
7,000,000	Calhoun County Texas Nav Industrial Development Authority Port Revenue, 3.26%*, 11/1/15. Enhanced by: LOC	7,000,000
2,000,000	Capital Area Cultural Education Facility Financial Corp., 3.24%*, 10/1/35, Enhanced by: LOC	2,000,000
6,000,000	Midlothian Industrial Development Corporate Pollution Control Revenue, 3.20%*, 12/1/09, Enhanced by: LOC	6,000,000

		27,250,000

Vermont (3.3%):
8,000,000	Vermont State, Student Assistance Corp., Student Loan Revenue, 3.20%*, 1/1/08, Enhanced by: LOC	8,000,000

Virginia (2.5%):
5,995,000	Peninsula Ports Authority, 3.14%, 5/9/06, Enhanced by: LOC	5,995,000

Washington (6.2%):
6,800,000	Washington State Health Care Facilities Authority, National Healthcare Research & Education Revenue, 3.23%*, 1/1/32, Enhanced by: LOC	6,800,000

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Washington, continued:
$3,515,000	Washington State Housing Finance Commission Multifamily Revenue, 3.31%*, 2/1/28, Enhanced by: LOC	$3,515,000
4,630,000	Washington State Housing Finance Revenue, 3.31%*, 3/15/39, Enhanced by: LOC	4,630,000

		14,945,000

West Virginia (3.3%):
8,000,000	Public Energy Authority Revenue, 3.18%, 4/12/06, Enhanced by: LOC	8,000,000

Wisconsin (3.9%):
8,000,000	State Health & Educational Facilities Authority Revenue, 3.19%, 8/15/16, Enhanced by: LOC	8,000,000
1,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 3.19%*, LOC: JP Morgan 11/1/30	1,500,000

		9,500,000

Total Municipal Bonds		229,389,000

Investment Companies (4.5%):
10,822,508	Goldman Sachs Tax-Free Fund	10,822,508
2,347	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	2,347

Total Investment Companies		10,824,855

Total (Cost $240,213,855)(a)—99.9%		$240,213,855

Other assets in excess of liabilities—0.1%		311,876

Net Assets—100.0%		$240,525,731

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2006. The date presented reflects the maturity date.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

LOC—Line of Credit

MBIA—Municipal Bond Insurance Association

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (94.2%):
Alabama (4.9%):
$475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	$470,216
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*, Insured by: AMBAC	463,793

		934,009

Arizona (0.1%):
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	15,291

Arkansas (0.2%):
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	30,044

California (1.1%):
10,000	Forestville Caliornia University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,826
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,590
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	10,801
105,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	109,688
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,565
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	25,865
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,560
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	10,571

		209,466

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Florida (0.9%):
$25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	$25,681
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	125,093
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	19,784

		170,558

Georgia (0.2%):
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,656
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 5/16/06 @ 101*, Insured by: MBIA	20,028

		46,684

Illinois (9.3%):
400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	417,212
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	270,235
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	303,519
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	224,097
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,320
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	534,930

		1,765,313

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana (0.2%):
$10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	$10,506
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	20,818

		31,324

Iowa (0.4%):
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	50,793
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,583

		76,376

Kansas (1.4%):
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	266,013

Kentucky (0.1%):
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,319
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,642

		15,961

Louisiana (2.9%):
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,020
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/06 @ 100*, Insured by: AMBAC	511,440

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Louisiana, continued:
$25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/06 @ 100*, Insured by: FGIC	$25,023

		546,483

Maine (2.0%):
380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	383,412

Massachusetts (0.0%):
5,000	Massachusettes State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 12/1/06 @ 100*, Insured by: MBIA	5,000

Michigan (10.7%):
25,000	Kenowa Hills Michigan Public Schools, GO, 5.60%, 5/1/09, Callable 5/1/06 @ 100*, Insured by: MBIA	25,098
600,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF.	638,929
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	625,092
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	409,380
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	25,816
300,000	Taylor Michigan Financing Authority, 4.50%, 5/1/11, Callable 5/1/08 @ 100*. Insured by: FSA	305,712

		2,030,027

Minnesota (0.1%):
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Callable 5/16/06 @ 101*, Insured by: AMBAC	10,009

Mississippi (0.3%):
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	64,411

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Missouri (0.5%):
$10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	$10,269
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,959
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 6/1/06 @ 102*, Insured by: Allied Irish Bank	10,008
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 6/1/06 @ 100*	5,005
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/07 @ 102*, Insured by: AMBAC	5,108
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	20,521
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,245

		87,115

Nebraska (0.2%):
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13@100*	9,615
20,000	Sarpy County Nebraska, GO, 4.70%, 4/1/06	20,016

		29,631

New Mexico (1.2%):
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	235,588

New York (0.2%):
5,000	Farmingdale New York University Free School District, GO, 5.00%, 8/1/06, Callable 8/1/06 @ 100*, Insured by: FGIC	5,035
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,939

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
New York, continued:
$5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	$5,224

		38,198

Ohio (0.1%):
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,435

Oklahoma (12.9%):
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*, Insured by: AMBAC	213,256
35,000	Grand River Dam Authority Revenue, 5.75%, 6/1/06, Insured by: FSA	35,216
300,000	Oklahoma City Oklahoma, GO, 3.63%, 3/1/10	300,834
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	523,114
50,000	Oklahoma County Independant School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	51,392
190,000	Oklahoma Development Finance Authority Revenue, 5.63%, 7/1/16, Callable 7/1/06 @ 102*, Insured by: AMBAC	195,132
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	51,886
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	309,989
250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	245,143
15,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Callable 4/8/06 @ 100*, ETM	15,242
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	149,748
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	337,960

		2,428,912

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Oregon (0.0%):
$5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	$5,113

Pennsylvania (2.2%):
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*, ETM	52,546
10,000	Deleware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 5/16/06 @ 101*, ETM	10,010
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,186
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 10/1/06 @ 100*, Insured by: FSA	20,065
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	257,204
25,000	Muhlneberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,128
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,385

		415,524

Puerto Rico (0.0%):
5,000	Puerto Rico Housing Financial Authority Revenue, 2.00%, 12/1/06, Insured by: HUD	4,925

Rhode Island (0.3%):
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/07 @ 101*, Insured by: FSA	61,570

Tennessee (0.4%):
25,000	Jackson Tennesse Hospital Revenue, 5.50%, 4/1/10, Callable 4/1/06 @ 102*, Insured by: AMBAC	25,482
50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/1/07 @ 101.5* 77,249	51,767

		77,249

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas (32.3%):
$275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF	$267,171
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	25,550
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	51,280
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,713
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	288,082
75,000	Clear Brook City Texas Municipal Utilites District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	77,863
95,000	Conroe Texas Independant School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	97,171
55,000	Conroe Texas Independant School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	56,514
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	515,959
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Insured by: FSA	97,718
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/10, Insured by: FSA	96,868
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Insured by: FSA	101,732
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	511,169
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	169,899

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$10,000	Del Valle Texas Independent School District, GO, 5.00%, 2/1/11, Callable 2/1/07 @ 100*, Insured by : PSF-GTD	$10,146
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	142,115
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	25,783
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	414,192
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	102,197
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	221,525
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	40,915
25,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	25,566
5,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	5,103
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	41,175
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,818
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,508
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	570,173
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	354,963

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	$261,037
50,000	Red River Authority Texas Polution Control, 5.20%, 7/1/11, Callable 5/16/06 @ 102*, Insured by: AMBAC	51,404
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	51,564
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable: 10/1/08 @ 101*	277,455
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*, Insured by: AMBAC	103,602
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	211,636
400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*, Insured by: PSF-GTD	411,228
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	354,830

		6,084,624

Utah (2.9%):
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	258,805
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10, Insured by: SBG	290,688

		549,493

Washington (3.6%):
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	317,736
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	369,366

		687,102

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
West Virginia (1.1%):
$10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 10/1/06 @ 100*, ETM	$10,010
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	198,818

		208,828

Wisconsin (1.5%):
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	20,283

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin, continued:
$250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	$266,053

		286,336

Total Municipal Bonds (Cost $17,431,764)		17,811,024

Investments in Affiliates (5.0%):
945,180	American Performance Tax Free Money Market Fund	945,180

Total Investments in Affiliates (Cost $945,180)		945,180

Total Investments (Cost $18,376,944)(a)—99.2%		18,756,204
Other assets in excess of liabilities—0.8%		154,382

Net Assets—100.0%		$18,910,586

(a)	Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$444,349
Unrealized depreciation	65,088

Net unrealized appreciation	$379,261

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

AMBAC—American Municipal Bond Assurance Corporation

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Corporation

FHA—Federal Housing Administration

FSA—Financial Security Assurance

GO—General Obligation Bond

HUD—U.S. Department of Housing and Urban Development

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SBG—Savings Bond Guaranteed

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (3.1%):
$12,621	ACLC Business Loan Receivables, Series 1998-1, Class A1, 6.44%, 9/15/19	$12,629
231,391	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	223,654
1,507,067	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	1,446,784
1,050,527	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	1,007,193
971,678	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	998,086
143,881	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	144,426
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	1,136,724
960,231	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	982,632
2,100,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	2,145,649
1,538,608	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21	1,553,029

Total Asset Backed Securities (Cost $8,852,098)		9,650,806

Mortgage Backed Securities (25.4%):
550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	546,841
1,521,044	Bank of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,513,455
1,193,145	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	1,187,564
777,658	Bank of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	762,590

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,045,222	Bank of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	$1,059,956
301,684	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	293,977
148,818	Bank of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	148,949
479,807	Bank of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	476,669
416,994	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.52%, 6/25/34	409,520
1,064,844	Bank of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	1,059,519
221,383	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 5.36%**, 9/25/34	219,517
2,270,956	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	2,237,446
117,490	Cendant Mortgage Corporation, Series 03-8, Class 1A2, 5.25%, 10/25/33	116,578
515,673	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	512,841
104,809	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	101,678
90,346	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	90,327
323,349	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	316,741
77,442	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	77,251
409,377	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	402,691

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$645,255	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	$634,972
360,597	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	372,388
201,493	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	202,036
538,859	Countrywide Alternative Loan Trust, Series 2002-12, Class A7, 5.40%, 11/25/32	537,369
35,772	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	35,727
870,218	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	861,030
275,733	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	276,680
184,400	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	184,989
1,750,293	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,717,649
2,660,087	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	2,636,626
25,702	Countrywide Home Loans, Series 2002-32, Class 2A3, 5.00%, 1/25/18	25,630
1,280,909	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	1,270,487
594,354	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	580,618
272,845	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	271,163
61,667	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	61,040

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$366,224	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	$367,317
71,430	Countrywide Home Loans, Series 2002-39 Class A34, 5.75%, 2/25/33	71,263
266,997	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	267,599
1,255,768	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	1,243,356
251,154	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	249,251
1,144,793	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	1,141,682
508,084	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.78%, 8/25/34	500,702
370,589	Credit Suisse First Boston Mortgage Securities Corp, Series 2004-1, Class 5A1, 5.50%, 2/25/19	368,730
257,977	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-10, Class 1A1, 5.50%, 5/25/33	255,884
529,632	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	531,721
67,498	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	66,656
992,104	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	975,439
319,029	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	322,393
649,736	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.90%**, 2/25/33	640,682
168,605	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	168,932

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$3,634,571	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	$3,604,088
735,447	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	742,428
560,870	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	559,939
642,616	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.76%, 11/25/34	634,241
550,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	534,768
62,014	Fannie Mae, Series 1992-139, Class A, 6.00%, 8/25/07	61,936
20,566	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	20,589
38,065	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	38,278
319,775	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	318,405
1,223	Fannie Mae, Series 2003-8, Class OA, 4.50%, 2/25/16	1,220
212,614	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	205,968
350,483	Fannie Mae, Series 2002-54, Class MD, 5.50%, 10/25/19	349,819
2,367	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	2,446
273,986	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	279,258
9,864	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	10,018
18,671	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	18,962
18,072	Fannie Mae, Series 1994-72, Class H, 6.00%, 10/25/22	18,072
234	Fannie Mae, Series G92-61, Class G, 7.00%, 10/25/22	233
9,096	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	9,408
39,792	Fannie Mae, Series 1993-225, Class PG, 6.00%, 12/25/22	39,678
18,036	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	18,309

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$249,301	Fannie Mae, Series 2003-33, Class PC, 4.50%, 3/25/27	$248,154
5,011	Fannie Mae, Series 1998-63, Class PG, 6.00%, 3/25/27	4,996
209,987	Fannie Mae, Series 1999-1 Class PG, 6.50%, 4/25/28	210,029
7,359	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	7,358
250,695	Fannie Mae, 6.14%, 2/1/30, Pool #556998	258,043
10,095	Fannie Mae, Series 2001-61, Class TD, 6.00%, 7/25/30	10,078
366,397	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	366,914
137,283	Fannie Mae, Series 2003-120, Class HB, 6.50%, 1/25/31	137,882
172,118	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	172,054
82,911	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	82,690
25,344	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	25,185
39,127	Fannie Mae, Series 2004-W1, Class 1A3, 4.49%, 11/25/43	38,949
401,008	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	403,779
162,589	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	162,091
531,775	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	521,609
381,078	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	380,778
784,931	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	783,650
103	Freddie Mac, Series 1106, Class E, 7.50%, 7/15/06	103
183,395	Freddie Mac, 5.00%, 11/1/06, Pool #M90685	182,683
4,086	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	4,090
88,173	Freddie Mac, 5.50%, 1/1/07, Pool #M90687	88,346

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$7,572	Freddie Mac, Series 1258, Class EB, 8.00%, 5/15/07	$7,566
188,318	Freddie Mac, 5.00%, 9/1/07, Pool #M90754	187,586
10,641	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	10,668
81,475	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	83,426
189,780	Freddie Mac, Series 2462, Class HL, 5.50%, 12/15/12	189,589
521,489	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	517,562
133,311	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	125,504
21,524	Freddie Mac, Series 2603, Class TB, 4.00%, 11/15/15	21,450
82,274	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	82,040
8,548	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	8,537
2,197,838	Freddie Mac, Series 2474, Class NE, 5.00%, 7/15/17	2,185,219
1,408,653	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,334,407
28,573	Freddie Mac, Series 2359, Class VD, 6.00%, 5/15/19	28,569
158,901	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	158,764
15,407	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	15,360
339,989	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	338,666
8,400	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	8,375
29,481	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	29,452
27,083	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	27,042
617,774	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	614,604
227,641	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	225,225
38,423	Freddie Mac, Series 1228, Class M, 4.46%**, 3/15/22	38,409
11,086	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	11,082

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$11,087	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	$11,138
17,813	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	17,809
13,973	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	13,969
36,082	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	36,099
31,588	Freddie Mac, Series 29, Class J, 7.00%, 9/25/23	31,634
10,376	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	10,461
200,357	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	200,197
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	1,027
4,617	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	4,607
58,108	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	58,007
338,360	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	340,391
184,278	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	183,641
31,538	Freddie Mac, Series 2535, Class PM, 4.25%, 6/15/29	31,401
1,128,180	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	1,103,720
18,969	Freddie Mac, Series 2398, Class DK, 6.50%, 1/15/31	18,940
344,273	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	347,634
183,245	Freddie Mac, Series T-60, Class 1A4B, 5.34%, 3/25/44	182,634
98,653	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A8, 4.25%, 3/25/18	98,247
749,113	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	743,493
676	Government National Mortgage Assoc., 8.00%, 8/15/06, Pool #11277	680
417	Government National Mortgage Assoc., 8.00%, 9/15/06, Pool #11926	419

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$830	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #12265	$835
803	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #11931	808
3,017	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13173	3,035
1,696	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13379	1,706
2,770	Government National Mortgage Assoc., 8.00%, 2/15/07, Pool #15008	2,814
9,922	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	10,081
3,222	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	3,274
599	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	609
4,504	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	4,576
3,803	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	3,864
2,819	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	2,864
2,134	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	2,169
5,054	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	5,135
1,272	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	1,305
5,618	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	5,764

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$23,482	Government National Mortgage Assoc., 4.63%**, 2/20/16, Pool #8103	$23,649
42,744	Government National Mortgage Assoc., 5.13%**, 12/20/18, Pool #8437	43,007
19,589	Government National Mortgage Assoc., 5.13%**, 12/20/21, Pool #8889	19,745
47,693	Government National Mortgage Assoc., 4.38%**, 1/20/23, Pool #8123	47,895
1,511	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,576
1,405	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,480
1,001	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	1,040
54,865	Government National Mortgage Assoc., 4.38%**, 1/20/25, Pool #8585	55,213
39,969	Government National Mortgage Assoc., 4.38%**, 1/20/25, Pool #8580	40,279
1,151	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	1,203
25,472	Government National Mortgage Assoc., 4.38%**, 3/20/26, Pool #8832	25,597
1,131	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	1,213
1,052	Government National Mortgage Assoc., 7.00%**, 11/20/26, Pool #2320	1,094
25,345	Government National Mortgage Assoc., 5.13%, 12/20/27, Pool #80141	25,524
30,407	Government National Mortgage Assoc., 4.25%**, 3/20/29, Pool #80263	30,363

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$70,873	Government National Mortgage Assoc., 5.00%**, 11/20/29, Pool #876947	$70,882
285,501	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	277,217
750,501	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	742,486
921,267	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.64%**, 4/25/35	911,767
496,176	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.63%**, 8/25/34	492,280
794,221	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.92%**, 4/25/35	786,447
306,305	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	307,209
754,417	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	769,863
569,511	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	557,292
1,485,928	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,448,666
359,524	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	356,902
560,472	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	547,224
2,443,416	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	2,429,036
94,954	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.80%, 7/25/34	94,188
347,689	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.09%, 8/25/34	346,836

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$355,892	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	$346,310
472,313	RACC, Series 2004-SP2, Class A1, 6.05%**, 1/25/32	475,148
85,530	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31, Continuously Callable @ 100	85,270
75,242	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	75,010
588,360	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	562,398
680,931	Residential Accredit Loans, Inc., Series 2003-QS2, Class A6, 4.50%, 2/25/33	677,805
1,557,154	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	1,548,954
806,388	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.40%, 9/25/34	794,685
87,758	Residential Asset Mortgage Products, Inc, Series 2004-RS2, Class AI2, 3.35%, 8/25/29	86,902
621,695	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	630,396
288,498	Residential Funding Mortgage Securities I, Series 2003-HI4, Class AI3, 3.52%, 4/25/16	287,504
178,099	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	178,828
1,896,572	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,893,308
367,515	Residential Funding Mortgage Securities I, Series 2003-S2, Class A1, 5.00%, 2/25/33	366,390
1,058,315	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	1,045,024

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$533,545	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	$528,607
101,298	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.14%**, 2/25/34	101,716
188,908	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	189,392
5,000	Structured Asset Securities Corp., Series 2001-17, Class A4, 6.50%, 12/25/31	4,984
9,930	Structured Asset Securities Corp., Series 2002-8A, Class 6A, 6.63%, 5/25/32	9,978
279,878	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	277,128
662,631	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	662,414
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	6,997
111,105	Summit Mortgage Trust, Series 2001-1, Class B1, 6.27%, 12/28/12	112,216
922,193	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.34%**, 8/20/35	905,900
614,950	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	572,136
52,643	Washington Mutual, Series 2003-MS3, Class 1A17, 5.75%, 3/25/33	52,529
29,220	Washington Mutual, Series 2003-MS8, Class 1A7, 5.50%, 5/25/33	29,166
525,053	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	511,180
875,377	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	862,393
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.07%, 10/25/33	910,228

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$553,546	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	$552,446
893,130	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	891,969
590,730	Washington Mutual MSC Mortgage, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	587,790
728,447	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	708,582
312,829	Washington Mutual MSC Mortgage, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	306,766
7,882	Wells Fargo Alternative Loan Trust, Series 2002-1, Class 2A1, 6.25%, 8/25/32	7,859
746,196	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	728,039
53,196	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	53,019
121,048	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	120,712
341,580	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	337,243
115,002	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.10%**, 8/25/34	114,519
115,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A4, 4.60%, 11/25/34	113,609

Total Mortgage Backed Securities (Cost $80,985,682)		79,436,356

Corporate Bonds (5.1%):
Aerospace & Defense (0.4%):
1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,254,358

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Banking (1.4%):
$500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	$515,793
1,000,000	Keycorp, 2.75%, 2/27/07	971,275
3,000,000	Keycorp, 4.81%**, 7/23/07	3,006,684

		4,493,752

Brokerage Services (0.2%):
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21 Financial - Leasing Company (1.1%):	694,864
500,000	International Lease Finance Corp., 5.70%, 7/3/06	500,745
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	3,010,572

		4,206,181

Financial Services (2.0%):
50,000	Allstate Financial Global Funding II, 2.63%, 10/22/06	49,141
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,016,317
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
2,615,000	Preferred Term Securities XIII, 4.63%**, 3/24/34, Callable 3/24/09 @ 100*	2,536,549
2,000,000	Preferred Term Securities XV, 6.07%**, 9/24/34, Callable 9/26/09 @ 100*	2,000,000

		6,102,007

Total Corporate Bonds (Cost $16,142,648)		16,056,298

Taxable Municipal Bonds (0.1%):
Wisconsin (0.1%):
250,000	Green Bay Water Utility and Parking Facility Revenue, 2.45%, 5/1/06	248,928

Total Taxable Municipal Bonds (Cost $249,313)		248,928

U.S. Government Agencies (46.4%):
Fannie Mae (11.6%):
5,100,000	2.63%, 9/29/06, Callable 9/29/06 @ 100*	5,034,869
40,000	2.70%, 10/6/06, Callable 4/3/06 @ 100*	39,489
395,000	2.77%, 12/29/06, Continuously Callable @ 100	388,147

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$145,000	3.00%, 2/20/07, Continuously Callable @ 100	$142,330
100,000	3.38%, 5/15/07, Callable 5/15/06 @ 100*	98,180
10,000,000	5.05%, 8/9/07, Callable 5/09/06 @ 100*	9,988,231
50,000	3.25%, 8/13/07, Callable 4/3/06 @ 100*	48,831
460,000	2.79%, 10/12/07, Callable 4/12/06 @ 100*	444,989
225,000	3.50%**, 12/17/07, Callable 4/3/06 @ 100*	220,092
100,000	3.00%, 1/8/08, Callable 4/3/06 @ 100*	96,456
100,000	4.13%**, 1/28/08, Callable 4/28/06 @ 100*	99,066
376,000	2.50%**, 3/25/08, Callable 4/3/06 @ 100*	365,250
2,000,000	4.00%**, 4/25/08, Callable 4/26/06 @ 100*	1,994,262
115,000	3.50%**, 5/13/08, Callable 4/3/06 @ 100*	113,339
1,000,000	4.00%, 7/7/08, Callable 4/7/06 @ 100*	994,652
105,000	3.50%, 8/25/08, Continuously Callable @ 100	103,226
1,250,000	4.02%, 8/26/08, Callable 8/26/06 @ 100*	1,223,100
93,000	3.38%, 8/27/08, Continuously Callable @ 100	89,644
87,000	3.38%**, 9/23/08, Callable 4/3/06 @ 100*	84,822
133,000	3.75%**, 12/15/08, Callable 4/3/06 @ 100*	130,383
25,000	4.05%, 12/15/08, Callable 6/15/06 @ 100*	24,730
2,500,000	4.13%, 1/27/09, Continuously Callable @ 100	2,446,700
500,000	4.00%, 1/30/09, Continuously Callable @ 100	487,075
1,500,000	2.35%**, 3/30/09, Callable 3/30/06 @ 100*	1,489,734
200,000	4.00%**, 6/3/09, Callable 4/3/06 @ 100*	197,701
400,000	3.50%**, 9/16/09, Callable 3/16/06 @ 100*	393,609

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$865,000	3.30%**, 9/29/09, Callable 3/29/06 @ 100*	$852,460
1,500,000	4.50%, 9/30/09, Continuously Callable @ 100	1,471,640
50,000	3.50%**, 10/21/09, Callable 4/3/06 @ 100*	48,833
200,000	4.00%**, 12/9/09, Callable 4/3/06 @ 100*	196,472
69,000	3.50%**, 2/27/10, Callable 4/3/06 @ 100*	67,543
45,000	3.50%**, 3/10/10, Callable 3/10/06 @ 100*	44,132
1,000,000	4.50%**, 7/6/10, Callable 4/6/06 @ 100*	984,025
1,200,000	4.00%, 7/28/10, Callable 7/28/06 @ 100*	1,174,759
50,000	3.25%**, 8/10/10, Callable 5/10/06 @ 100*	49,562
40,000	4.38%**, 12/30/11, Callable 4/3/06 @ 100*	39,827
151,000	4.25%, 10/19/12, Callable 4/19/06 @ 100*	148,735
20,000	4.00%**, 6/10/13, Callable 4/3/06 @ 100*	19,678
2,500,000	5.00%**, 9/24/13, Callable 3/24/06 @ 100*	2,471,460
340,000	4.25%**, 10/18/13, Callable 4/18/06 @ 100*	334,463
15,000	4.00%**, 8/11/14, Callable 5/11/06 @ 100*	14,738
100,000	4.00%**, 9/30/14, Callable 4/3/06 @ 100*	98,443
1,000,000	5.00%**, 11/28/14, Callable 5/28/06 @ 100*	988,225
40,000	4.00%**, 3/3/16, Callable 3/03/06 @ 100*	38,960
13,000	4.00%**, 8/25/16, Callable 4/3/06 @ 100*	12,765
155,000	4.00%**, 9/16/16, Callable 4/3/06 @ 100*	152,096
50,000	5.00%**, 11/29/18, Callable 4/3/06 @ 100*	49,291
75,000	5.00%**, 12/28/18, Callable 6/28/06 @ 100*	73,839
77,000	4.00%**, 4/15/19, Callable 4/15/06 @ 100*	73,782

		36,144,635

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Farm Credit Bank (1.1%):
$100,000	3.25%, 12/15/06, Callable 6/15/06 @ 100*	$98,712
40,000	2.43%, 3/22/07, Callable 3/31/06 @ 100*	38,970
100,000	3.38%, 9/24/07, Continuously Callable @ 100	97,689
500,000	3.45%, 9/24/07, Continuously Callable @ 100	488,999
100,000	3.00%, 4/1/08, Continuously Callable @ 100	96,272
2,300,000	3.97%, 6/17/08, Continuously Callable @ 100	2,252,373
300,000	3.50%, 7/28/08, Continuously Callable @ 100	290,438

		3,363,453

Federal Home Loan Bank (26.5%):
10,000,000	4.37%, 3/13/06	9,984,291
10,000,000	4.39%, 3/27/06	9,967,224
10,000,000	4.40%, 4/11/06	9,949,016
195,000	2.55%, 4/21/06	194,402
40,000	5.66%, 4/26/06	40,050
5,000,000	4.53%, 4/28/06	4,963,124
100,000	2.60%, 5/11/06, Callable 4/11/06 @ 100*	99,568
40,000	2.50%, 5/12/06, Continuously Callable @ 100	39,817
210,000	2.65%, 5/26/06, Continuously Callable @ 100	208,922
100,000	3.25%**, 6/2/06, Callable 3/2/06 @ 100*	99,598
295,000	2.10%, 6/12/06, Continuously Callable @ 100	292,743
200,000	2.38%, 6/12/06, Callable 3/12/06 @ 100*	198,621
75,000	2.20%, 6/26/06, Callable 3/26/06 @ 100*	74,368
235,000	2.03%, 6/30/06, Callable 3/30/06 @ 100*	232,820
155,000	2.11%, 6/30/06, Callable 3/30/06 @ 100*	153,602
50,000	2.22%, 7/24/06, Callable 4/24/06 @ 100*	49,477
1,000,000	3.50%, 8/15/06	993,816
150,000	4.00%, 8/24/06	149,438
250,000	3.00%**, 8/25/06, Continuously Callable @ 100	247,745
100,000	3.00%**, 9/29/06, Callable 3/29/06 @ 100*	99,420
40,000	3.17%, 9/29/06, Continuously Callable @ 100	39,613

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$50,000	2.80%, 10/16/06, Continuously Callable @ 100	$49,361
100,000	3.00%**, 10/20/06, Callable 4/20/06 @ 100*	99,307
140,000	2.55%, 10/27/06, Callable 4/27/06 @ 100*	137,897
400,000	3.67%, 12/14/06, Callable 3/14/06 @ 100*	396,194
75,000	2.38%, 12/26/06, Callable 3/26/06 @ 100*	73,475
400,000	2.50%**, 12/26/06, Callable 3/26/06 @ 100*	393,702
200,000	3.00%**, 2/13/07, Callable 5/13/06 @ 100*	198,229
50,000	3.30%, 2/26/07, Callable 5/26/06 @ 100*	49,205
65,000	3.75%, 3/7/07, Callable 3/07/06 @ 100*	64,230
200,000	2.80%, 3/9/07, Continuously Callable @ 100	195,748
200,000	4.00%, 3/16/07, Callable 6/16/06 @ 100*	197,973
25,000	4.00%, 3/28/07, Callable 4/28/06 @ 100*	24,751
2,250,000	2.28%, 4/16/07	2,185,001
100,000	3.15%, 4/23/07, Continuously Callable @ 100	98,015
600,000	2.50%**, 4/27/07, Callable 4/27/06 @ 100*	586,525
350,000	3.15%, 4/27/07, Continuously Callable @ 100	342,987
200,000	4.13%, 4/27/07, Callable 4/27/06 @ 100*	198,134
200,000	3.00%, 4/30/07, Callable 4/30/06 @ 100*	195,630
1,490,000	3.09%, 4/30/07, Callable 4/30/06 @ 100*	1,458,938
100,000	3.28%, 5/9/07, Callable 5/9/06 @ 100*	98,091
550,000	3.00%**, 5/10/07, Callable 5/10/06 @ 100*	540,344
1,000,000	2.60%, 6/4/07, Continuously Callable @ 100	971,676
125,000	2.28%, 6/26/07, Callable 6/26/06 @ 100*	120,792
100,000	2.25%, 7/2/07, Continuously Callable @ 100	96,555

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$125,000	2.35%, 7/9/07, Callable 3/21/06 @ 100*	$120,795
200,000	3.15%, 8/13/07, Continuously Callable @ 100	195,042
300,000	3.19%, 8/13/07, Callable 5/13/06 @ 100*	292,728
50,000	3.21%, 8/20/07, Callable 5/20/06 @ 100*	48,787
200,000	3.80%, 8/24/07, Callable 3/29/06 @ @ 100*	196,764
100,000	3.35%, 8/27/07, Callable 5/27/06 @ 100*	97,742
350,000	3.38%, 9/7/07, Callable 3/06/06 @ 100*	342,139
700,000	3.95%**, 9/24/07	689,819
100,000	3.60%, 10/19/07, Callable 4/19/06 @ 100*	97,940
500,000	3.45%, 11/9/07, Continuously Callable @ 100	488,196
300,000	3.25%**, 11/19/07, Callable 5/19/06 @ 100*	296,714
60,000	3.53%, 11/23/07, Callable 5/23/06 @ 100*	58,632
50,000	3.54%, 11/30/07, Continuously Callable @ 100	48,856
50,000	3.64%, 11/30/07, Callable 3/29/06 @ 100*	48,937
100,000	3.00%, 12/12/07, Callable 3/12/06 @ 100	96,768
100,000	3.65%, 12/14/07, Callable 3/14/06 @ 100*	97,862
500,000	3.00%**, 12/19/07, Callable 3/19/06 @ 100*	490,877
100,000	4.08%, 12/28/07, Callable 6/28/06 @ 100*	98,516
3,000,000	4.00%**, 1/25/08, Callable 4/25/06 @ 100*	2,968,766
1,000,000	4.03%, 1/28/08, Continuously Callable @ 100	984,204
1,500,000	4.00%, 2/1/08, Callable 5/1/06 @ 100*	1,474,770
250,000	3.02%, 3/12/08, Callable 6/12/06 @ 100*	241,007
25,000	4.27%, 3/17/08, Callable 3/17/06 @ 100*	24,674
250,000	3.00%, 4/1/08, Continuously Callable @ 100	240,672
100,000	3.10%**, 7/16/08, Callable 4/16/06 @ 100*	97,392

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$100,000	3.25%**, 7/24/08, Callable 4/24/06 @ 100*	$98,243
250,000	3.40%, 7/30/08, Callable 4/30/06 @ 100*	241,417
150,000	3.51%, 8/4/08, Continuously Callable @ 100	145,174
400,000	3.50%**, 8/14/08, Callable 5/14/06 @ 100*	393,894
5,000,000	3.75%, 8/15/08	4,866,309
140,000	3.75%**, 8/20/08, Callable 5/20/06 @ 100*	137,588
100,000	4.20%, 9/2/08, Callable 3/29/06 @ 100*	98,202
250,000	3.25%, 9/24/08, Callable 3/24/06 @ 100*	249,200
100,000	5.00%**, 10/23/08, Callable 4/23/06 @ 100*	99,533
50,000	4.15%, 11/20/08, Callable 5/20/06 @ 100*	48,964
200,000	3.50%**, 11/28/08, Callable 5/28/06 @ 100*	196,862
50,000	4.00%, 12/1/08, Callable 3/29/06 @ 100*	48,730
290,000	4.00%**, 12/16/08, Callable 6/16/06 @ 100*	287,042
900,000	4.00%, 12/26/08, Callable 7/26/06 @ 100*	887,560
600,000	3.00%, 12/30/08, Callable 6/30/06 @ 100*	596,101
110,000	4.00%, 12/30/08, Callable 3/29/06 @ 100*	107,222
300,000	4.00%**, 2/27/09, Callable 5/27/06 @ 100*	296,189
370,000	3.75%**, 5/12/09, Callable 5/12/06 @ 100*	366,755
100,000	3.75%**, 5/26/09, Callable 5/26/06 @ 100*	98,607
250,000	3.00%**, 6/5/09, Callable 3/5/06 @ 100*	245,366
500,000	4.50%**, 8/17/09, Callable 5/17/06 @ 100*	493,572
200,000	2.75%**, 9/30/09, Callable 3/30/06 @ 100*	193,545
100,000	3.00%**, 10/15/09, Callable 4/15/06 @ 100*	97,361
100,000	4.00%**, 11/24/09, Callable 5/24/06 @ 100*	98,615
1,700,000	3.50%**, 12/29/09, Callable 6/29/06 @ 100*	1,677,859
2,500,000	4.00%**, 2/25/10, Callable 5/25/06 @ 100*	2,460,527

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$500,000	4.13%**, 3/29/10, Callable 6/29/06 @ 100*	$494,159
1,000,000	4.00%**, 4/12/10, Callable 4/12/06 @ 100*	996,304
500,000	4.00%**, 6/30/10, Callable 3/30/06 @ 100*	492,552
150,000	3.00%**, 10/14/10, Callable 4/14/06 @ 100*	147,403
300,000	4.00%**, 11/23/10, Callable 5/23/06 @ 100*	297,266
100,000	4.00%**, 12/9/11, Callable 6/09/06 @ 100*	97,912
300,000	3.25%**, 12/30/11, Callable 3/30/06 @ 100*	293,856
200,000	3.25%**, 7/10/13, Callable 4/10/06 @ 100*	189,398
1,000,000	3.50%**, 7/30/13, Callable 7/30/06 @ 100*	977,024
1,000,000	3.50%**, 1/30/14, Callable 7/30/06 @ 100*	986,021
100,000	4.00%, 2/27/14, Callable 8/27/06 @ 100*	98,490
577,778	4.75%**, 4/30/14, Callable 4/30/06 @ 100*	569,161
100,000	4.00%**, 3/9/15, Callable 3/09/06 @ 100*	98,639
1,750,000	5.00%**, 10/20/15, Callable 4/20/06 @ 100*	1,743,874
500,000	4.50%**, 5/21/18, Callable 5/21/06 @ 100*	490,257
400,000	3.00%**, 6/12/18, Callable 3/12/06 @ 100*	397,580
3,000,000	5.00%**, 7/16/18, Callable 4/16/06 @ 100*	2,942,474
350,000	4.00%**, 8/6/18, Callable 5/06/06 @ 100*	337,330

		82,869,171

Freddie Mac (7.2)%:
23,000	2.38%, 4/15/06	22,935
6,000,000	2.63%, 5/19/06	5,967,575
50,000	3.25%, 11/24/06, Callable 5/24/06 @ 100*	49,406
500,000	3.05%, 1/19/07	491,926
225,000	3.50%, 7/30/07, Callable 7/30/06 @ 100*	220,612
5,000,000	4.40%, 8/22/07, Callable 8/22/06 @ 100*	4,956,334

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac, continued:
$100,000	3.00%, 1/23/08, Callable 7/23/06 @ 100*	$96,565
100,000	3.50%, 3/12/08, Callable 3/12/06 @ 100*	97,300
1,000,000	3.25%, 5/14/08, Callable 5/14/06 @ 100*	965,577
500,000	3.75%**, 6/23/08, Callable 4/17/06 @ 100*	490,250
520,000	3.00%, 7/9/08, Continuously Callable @ 100	498,019
150,000	3.75%**, 11/15/08, Callable 3/29/06 @ 100*	147,833
200,000	3.75%, 12/15/08, Callable 3/20/06 @ 100*	196,882
250,000	3.25%, 12/18/08, Continuously Callable @ 100	239,179
175,000	3.50%**, 8/15/09, Callable 3/29/06 @ 100*	172,051
750,000	5.00%, 9/1/09, Callable 3/01/06 @ 100*	743,277
200,000	2.50%**, 9/30/09, Callable 3/29/06 @ 100*	193,561
1,500,000	4.50%**, 11/18/09, Continuously Callable @ 100	1,477,695
2,000,000	4.85%, 12/1/09, Callable 6/1/06 @ 100*	1,978,357
200,000	3.50%**, 3/26/10, Callable 3/26/06 @ 100*	196,476
1,000,000	4.13%, 5/12/10	970,000
700,000	4.63%**, 12/15/10, Continuously Callable @ 100	690,642
1,000,000	4.50%, 12/16/10, Continuously Callable @ 100	980,945
50,000	4.00%**, 6/14/11, Callable 6/14/06 @ 100*	49,835
400,000	4.00%**, 10/26/12, Callable 7/26/06 @ 100*	393,796

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac, continued:
$25,000	4.00%**, 9/29/15, Callable 9/29/06 @ 100*	$24,751
30,000	4.50%, 10/15/15, Callable 3/20/06 @ 100*	29,573
24,000	5.00%**, 12/24/18, Callable 3/24/06 @ 100*	23,578

		22,364,930

Total U.S. Government Agencies (Cost $145,797,916)		144,742,189

U.S. Treasury Notes (15.5%):
6,000,000	1.50%, 3/31/06	5,985,349
11,000,000	2.25%, 4/30/06	10,957,463
10,000,000	2.75%, 6/30/06	9,938,280
10,000,000	2.38%, 8/31/06	9,883,980
8,000,000	2.50%, 10/31/06	7,883,440
2,000,000	3.13%, 4/15/09	1,911,796
2,000,000	3.63%, 7/15/09	1,936,406

Total U.S. Treasury Notes (Cost $48,785,213)		48,496,714

Investments in Affiliates (4.1%):
Investment Companies (4.1%):
3,638,856	American Performance Institutional Treasury Fund	3,638,856
9,086,463	American Performance Institutional Cash Management Fund	9,086,463

Total Investments in Affiliates (Cost $12,725,319)		12,725,319

Total Investments (Cost $313,538,189)(a)—99.7%		311,356,610
Other assets in excess of liabilities—0.3%		1,017,494

Net Assets—100.0%		$312,374,104

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $259,775 and $313,429 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$961,447
Unrealized depreciation …………………	(3,089,372)

Net unrealized depreciation…………………	$(2,127,925)

(b)	Represents an illiquid security.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Represents variable rate investments. The rate presented is the rate in effect at February 28, 2006. The date presented reflects the final maturity date.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities(b) (4.9%):
$75,728	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$73,196
334,904	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	321,508
595,299	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	570,742
680,175	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	698,660
125,896	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	126,373
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	473,635
237,444	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34	239,475
417,492	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	427,231
1,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	1,021,738
720,418	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21	727,171

Total Asset Backed Securities (Cost $4,292,796)		4,679,729

Mortgage Backed Securities (22.6%):
989,996	ABFS Mortgage Loan Trust, Series 2002-1, Class A5, 6.51%, 12/15/32	1,003,643
94,959	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	94,359
564,186	Bank of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	561,371
168,974	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	168,315
200,246	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	196,116
67,376	Bear Stearns Mortgage Trust, Series 2002-5, Class 6A, 5.94%, 6/25/32	67,151
74,362	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.93%**, 10/25/33	71,237

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$239,422	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 5.04%, 11/25/34	$239,272
324,422	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	319,635
336,308	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	334,461
116,736	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	114,718
694,535	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	696,272
90,131	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	92,271
53,643	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	52,637
262,344	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	254,225
403,615	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	403,501
387,051	Countrywide Alternative Loan Trust, 6.00%, 2004-J1 1A1 2/25/34	386,586
114,704	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	113,197
864,159	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	856,538
183,112	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	183,659
266,997	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	267,599
282,269	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.78%, 8/25/34	278,168
26,482	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	26,586
536,904	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	527,884

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$178,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	$178,251
281,009	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	281,554
254,358	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	251,944
958,990	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	950,947
439,464	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	435,242
39,827	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	40,013
1,645	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	1,647
353	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	358
58,974	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	59,676
2,529	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,678
29,162	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	29,832
10,519	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	11,119
6,043	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	6,453
19,515	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	20,602
23,176	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	24,329
4,657	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	4,897
37,260	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	38,914
10,037	Fannie Mae, Series 1992-45, Class F, 4.31%, 4/25/22	9,866
23,501	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	22,748
221,667	Fannie Mae, 5.65%, 11/1/22, Pool #189916	226,022
60,513	Fannie Mae, 5.88%, 7/1/23, Pool #224951	62,735
46,114	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	46,428

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$6,001	Fannie Mae, 5.50%, 6/25/30	$5,994
128,811	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	128,167
336,470	Fannie Mae, 5.36%, 4/1/32, Pool #638549	337,861
1,001,044	Fannie Mae, 4.97%, 2/1/33, Pool #683235	982,678
104,035	Fannie Mae, 4.10%, 9/1/33, Pool #739372	100,921
90,329	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	92,601
361,314	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	358,460
4,931	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	4,936
232,787	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	238,360
190,349	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	190,770
14,144	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	15,177
66,813	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	66,787
127,826	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	127,256
7,131	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	7,110
97,714	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	91,378
112,542	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	112,772
15,309	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	15,286
10,362	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	10,336
13,852	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	13,832
14,890	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	14,872
533,166	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	514,561
131,887	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	130,571
4,528	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	4,528
20,849	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	20,843

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$51,266	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	$52,029
60,433	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	60,714
45,881	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	46,488
9,208	Freddie Mac, Series 1617, Class PJ, 6.20%, 1/15/23	9,194
200,357	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	200,197
32,870	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	33,933
18,466	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	18,429
550,552	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	538,615
14,507	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	14,563
380,190	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	379,503
80,517	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	80,646
68,101	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	67,590
10,670	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	10,849
91,522	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	93,106
1,785	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,971
4,269	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	4,563
11,331	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	12,125
19,105	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	20,458
6,174	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	6,581

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,106	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	$1,180
91,677	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	95,844
2,811	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	3,000
8,560	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	9,135
37,093	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	39,586
7,552	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	8,098
71,603	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	76,772
17,311	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	18,105
1,019	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	1,060
47,259	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	47,804
42,283	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	42,111
255,001	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	255,479
6,783	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	6,766
472,313	RACC, Series 2004-SP2, Class A1, 6.05%**, 1/25/32	475,148
97,910	Residential Accredit Loans, Inc., 6.00%, 12/25/32	97,645
90,634	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	89,658
391,034	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	388,590
497,356	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	504,317
422,668	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	419,935

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$639,653	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	$638,553
355,697	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	352,405
111,577	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	111,863
170,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	165,216
7,740	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	7,713
21,000	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	20,952
287,232	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	287,067
20,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	19,946
407,722	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%, 3/25/34	404,025
461,096	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.34%**, 8/20/35	452,950
26,772	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	26,480
63,006	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	62,728
159,904	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	158,980
20,000	Wells Fargo Mortgage Backed Securities, 5.25%, Series 2002-03, Class 1A7 4/25/33	19,862
870,563	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	849,379

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$57,914	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.89%, 5/25/34	$54,732

Total Mortgage Backed Securities (Cost $21,799,616)		21,466,351

Corporate Bonds (10.4%):
Airlines (0.3%):
250,000	Delta Air Lines, 6.42%, 7/2/12	254,489

Banking (2.3%):
400,000	Keycorp, 2.75%, 2/27/07	388,510
1,750,000	Keycorp, 4.81%**, 7/23/07	1,753,899

		2,142,409

Brokerage Services (0.9%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	198,533
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	261,712
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	397,393

		857,638

Financial—Leasing Company (1.6%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	500,745
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	1,003,524

		1,504,269

Financial Services (5.0%):
50,000	Household Finance Corp., 6.80%, 5/15/11	52,121
75,000	Household Finance Corp., 6.60%, 6/15/11	77,482
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	334,823
500,000	Household Finance Corp., 7.70%, 7/15/22	508,159
300,000	Household Finance Corp., 7.40%, 8/15/22	303,571
500,000	I-Preferred Term Securities, 6.54%, 12/11/32, Callable 12/11/07 @ 100*	500,000
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$500,000	Preferred Term Securities XI, 6.10%, 9/24/33, Callable 9/24/08 @ 100*	$500,000
2,000,000	Preferred Term Securities XV, 6.07%**, 9/24/34, Callable 9/26/09 @100*	1,999,999

		4,776,155

Telecommunications (0.3%):
50,000	Qwest Corp., 6.88%, 9/15/33	50,275
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	256,181

		306,456

Total Corporate Bonds (Cost $9,827,487)		9,841,416

Taxable Municipal Bonds (1.8%):
California (0.6%):
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	525,625

Georgia (1.1%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,057,500

Wisconsin (0.1%):
130,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	128,375

Total Taxable Municipal Bonds (Cost $1,619,584)		1,711,500

U.S. Government Agencies (41.9%):
Fannie Mae (11.6%):
2,500,000	2.63%, 9/29/06, Callable 9/29/06 @ 100*	2,468,072
80,000	3.00%, 1/15/08, Callable 3/27/06 @ 100*	77,296
250,000	3.21%, 7/23/08, Callable 7/23/06 @ 100*	240,439
50,000	4.05%**, 12/15/08, Callable 6/15/06 @ 100*	49,460
75,000	3.50%**, 12/23/08, Callable 3/27/06 @ 100*	73,219

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$70,000	3.00%**, 3/15/09, Callable 3/27/06 @ 100*	$68,425
125,000	3.00%, 3/25/09, Callable 3/27/06 @ 100*	118,165
1,500,000	2.35%**, 3/30/09, Callable 3/30/06 @ 100*	1,489,733
50,000	4.00%, 9/8/09, Callable 9/08/06 @ 100*	49,188
55,000	4.38%, 10/28/09, Callable 4/28/06 @ 100*	54,038
35,000	3.00%**, 4/8/10, Callable 3/27/06 @ 100*	33,569
100,000	3.50%**, 4/29/10, Callable 3/27/06 @ 100*	98,250
50,000	3.38%**, 7/22/10, Callable 3/27/06 @ 100*	49,313
1,000,000	4.00%, 7/28/10, Callable 7/28/06 @ 100*	978,966
85,000	4.25%**, 2/10/11, Callable 3/27/06 @ 100*	83,217
145,000	3.00%**, 9/2/11, Callable 3/27/06 @ 100*	141,919
750,000	4.00%**, 11/10/11, Callable 5/10/06 @ 100*	735,821
115,000	4.00%**, 12/16/11, Callable 3/27/06 @ 100*	113,563
100,000	3.50%**, 2/24/12, Callable 3/27/06 @ 100*	97,015
220,000	3.50%**, 8/17/12, Callable 3/27/06 @ 100*	214,130
85,000	4.25%, 10/19/12, Callable 4/19/06 @ 100*	83,725
50,000	4.00%, 11/19/12, Callable 5/19/06 @ 100*	48,875
30,000	4.00%**, 2/7/13, Callable 3/27/06 @ 100*	29,260
200,000	4.00%**, 8/23/13, Callable 3/27/06 @ 100*	195,639
1,000,000	5.00%**, 9/24/13, Callable 3/24/06 @ 100*	988,583
100,000	4.00%**, 2/18/14, Callable 3/27/06 @ 100*	98,375
1,000,000	5.00%**, 4/11/14, Callable 4/11/06 @ 100*	976,563
123,000	4.00%**, 4/22/14, Callable 3/27/06 @ 100*	120,690

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$115,000	4.00%**, 7/15/14, Callable 3/27/06 @ 100*	$112,556
20,000	4.13%**, 8/25/14, Callable 3/27/06 @ 100*	19,600
750,000	5.00%**, 11/28/14, Callable 5/28/06 @ 100*	741,169
60,000	4.00%**, 3/23/15, Callable 3/27/06 @ 100*	58,725
29,000	4.75%**, 9/27/18, Callable 3/27/06 @ 100*	28,456
223,000	4.13%, 12/26/18, Callable 12/26/08 @ 100*	216,589
50,000	5.00%**, 5/10/19, Callable 3/27/06 @ 100*	49,039
16,000	4.50%**, 9/30/19, Callable 3/27/06 @ 100	15,500

		11,017,142

Federal Farm Credit Bank (1.1%):
100,000	3.00%, 5/28/08, Callable 3/22/06 @ 100*	95,994
1,000,000	3.97%, 6/17/08, Continuously Callable @ 100	979,293

		1,075,287

Federal Home Loan Bank (19.8%):
2,000,000	3.00%, 5/15/06	1,992,479
300,000	3.50%, 8/15/06	298,145
500,000	3.09%, 4/30/07, Callable 4/30/06 @ 100*	489,577
500,000	3.95%**, 9/24/07	492,728
100,000	3.05%, 1/23/08, Callabe 4/23/06 @ 100*	96,679
100,000	3.70%, 3/10/08, Callable 3/20/06 @ 100*	97,692
250,000	3.02%, 3/12/08, Callable 6/12/06 @ 100*	241,007
65,000	3.63%, 4/23/08, Callabe 3/20/06 @ 100*	63,286
180,000	4.10%, 7/14/08, Callable 3/20/06 @ 100*	176,588
100,000	3.51%, 8/4/08, Continuously Callable @ 100	96,783
100,000	4.13%, 8/4/08, Callable 3/20/06 @ 100*	98,105

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$50,000	4.13%, 8/5/08, Callable 3/20/06 @ 100*	$49,051
181,818	3.80%, 8/11/08, Callable 3/20/06 @ 100*	177,097
50,000	4.00%, 8/13/08, Callable 3/20/06 @ 100*	48,913
450,000	3.75%, 8/15/08	437,968
120,000	3.50%, 12/12/08, Callable 6/12/06 @ 100*	115,574
100,000	3.00%, 12/19/08, Callable 3/19/06 @ 100*	97,123
150,000	3.50%, 12/26/08, Callable 3/26/06 @ 100*	144,389
150,000	4.00%, 12/26/08, Callable 7/26/06 @ 100*	147,927
550,000	3.00%, 12/30/08, Callable 6/30/06 @ 100*	546,426
40,000	3.51%, 1/30/09, Callable 7/30/06 @ 100*	38,450
100,000	3.60%, 4/8/09, Callable 3/20/06 @ 100*	96,160
250,000	3.00%**, 4/29/09, Callable 4/29/06 @ 100*	243,438
100,000	3.00%**, 4/29/09, Callable 4/29/06 @ 100*	98,300
2,500,000	3.50%, 6/19/09, Callable 3/19/06 @ 100*	2,390,352
50,000	4.52%, 8/26/09, Callable 3/20/06 @ 100*	49,063
250,000	4.35%, 9/1/09, Callable 3/20/06 @ 100*	244,375
100,000	3.50%, 9/24/09, Callable 3/24/06 @ 100*	97,750
500,000	4.00%**, 3/17/10, Callable 6/17/06 @ 100*	493,692
900,000	4.00%**, 4/12/10, Callable 4/12/06 @ 100*	896,673
25,000	4.54%, 6/15/10, Callable 12/15/06 @ 100*	24,438
500,000	4.00%**, 6/30/10, Callable 3/30/06 @ 100*	492,552
500,000	4.00%**, 12/9/11, Callable 6/9/06 @ 100*	492,769
2,590,000	5.25%, 8/22/12, Callable 8/22/06 @ 100*	2,560,009

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$200,000	4.25%, 6/26/13, Callable 3/26/06 @ 100*	$192,500
750,000	5.20%, 9/20/13, Callable 3/20/06 @ 100*	732,914
611,111	4.75%**, 4/30/14, Callable 4/30/06 @ 100*	601,997
200,000	4.00%, 6/26/15, Callable 12/26/05 @ 100*	195,000
900,000	5.00%**, 10/20/15, Callable 4/20/06 @ 100*	896,849
235,000	4.50%**, 5/21/18, Callable 5/21/06 @ 100*	230,421
650,000	4.50%**, 6/5/18, Callable 6/05/06 @ 100*	623,045
100,000	5.00%**, 6/5/18, Callable 3/5/06 @ 100*	97,250
1,000,000	5.00%**, 7/16/18, Callable 4/16/06 @100*	980,824

		18,676,358

Freddie Mac (9.4%):
2,550,000	2.63%, 5/19/06	2,536,220
500,000	3.05%, 1/19/07	491,926
100,000	3.38%, 4/23/08, Callable 3/20/06 @ 100*	96,896
200,000	3.00%**, 6/18/08, Callable 6/18/06 @ 100*	196,598
167,000	3.00%**, 11/10/08, Callable 3/20/06 @ 100*	163,678
150,000	3.75%**, 12/15/08, Callable 3/20/06 @ 100*	147,662
90,000	4.00%**, 12/15/08, Callable 3/20/06 @ 100*	89,100
25,000	3.50%**, 8/15/09, Callable 3/20/06 @ 100*	24,548
1,000,000	5.00%, 9/1/09, Callable 3/01/06 @ 100*	991,036
96,000	3.00%, 12/15/09, Callable 3/20/06 @ 100*	89,520
100,000	4.00%**, 1/15/10, Callable 3/20/06 @ 100*	98,125
70,000	4.50%, 11/30/10, Callable 3/20/06 @ 100*	69,069
200,000	4.63%**, 12/15/10, Continuously Callable @ 100	197,326
500,000	4.55%, 1/20/11	491,814

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac, continued:
$100,000	3.25%**, 3/15/11, Callable 3/20/06 @ 100*	$97,124
10,000	6.38%, 8/1/11, Callable 8/1/06 @ 100*	10,028
100,000	3.50%**, 9/26/11, Callable 3/20/06 @ 100*	98,000
500,000	4.00%**, 2/10/12, Callable 5/10/06 @ 100*	490,073
150,000	4.00%**, 9/17/12, Callable 3/20/06 @ 100*	145,750
45,000	4.00%**, 4/22/13, Callable 3/20/06 @ 100*	43,597
100,000	4.13%, 10/15/13, Callable 3/20/06 @ 100*	98,724
1,250,000	4.00%, 10/28/13, Callable 3/20/06 @ 100*	1,215,649
100,000	4.25%**, 1/15/14, Callable 3/20/06 @ 100*	98,375
20,000	4.00%**, 3/15/15, Callable 3/15/07 @ 100*	19,356
168,000	4.50%**, 10/15/15, Callable 3/20/06 @ 100*	165,611
50,000	4.00%**, 2/15/16, Callable 3/20/06 @ 100*	48,973
107,000	4.00%**, 4/15/16, Callable 3/20/06 @ 100*	104,058
158,000	4.13%**, 10/7/16, Callable 3/20/06 @ 100*	153,655
62,000	4.00%**, 3/15/18, Callable 3/20/06 @ 100*	59,676
50,000	4.00%**, 8/1/18, Callable 5/1/06 @ 100*	48,375
50,000	4.38%**, 8/1/18, Callable 5/1/06 @ 100*	49,105
105,000	4.00%**, 1/28/19, Callable 3/20/06 @ 100*	101,588
18,000	4.00%**, 3/28/19, Callable 3/20/06 @ 100*	17,424
25,000	4.50%**, 4/15/19, Callable 3/20/06 @ 100*	24,063
100,000	4.63%**, 10/18/19, Callable 3/20/06 @ 100*	97,261

		8,869,983

Total U.S. Government Agencies (Cost $40,076,133)		39,638,770

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Treasury Bonds (3.5%):
$1,500,000	5.50%, 8/15/28	$1,672,383
1,500,000	5.38%, 2/15/31	1,669,746

Total U.S. Treasury Bonds (Cost $3,118,516)		3,342,129

U.S. Treasury Notes (10.9%):
2,800,000	3.50%, 11/15/06	2,775,937
1,750,000	3.00%, 12/31/06	1,724,980
2,000,000	3.25%, 8/15/08	1,934,922
5,000	3.13%, 4/15/09	4,779
1,000,000	3.63%, 7/15/09	968,203
500,000	4.25%, 8/15/13	488,555
1,000,000	4.13%, 5/15/15	965,352

Shares or Principal Amount	Security Description	Value
U.S. Treasury Notes, continued:
$1,480,000	4.25%, 8/15/15	$1,441,729

Total U.S. Treasury Notes (Cost $10,508,504)		10,304,457

Investments in Affiliates (3.6%):
3,432,375	American Performance Institutional Cash Management Fund	3,432,375

Total Investments in Affiliates (Cost $3,432,375)		3,432,375

Total Investments (Cost $94,675,011)(a) 99.6%		94,416,727
Other assets in excess of liabilities—0.4%		396,231

Net Assets—100.0%		$94,812,958

(a)	Represents cost for financial reporting purposes and differs from the cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $86,324 and $152,353 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$940,387
Unrealized depreciation	(1,132,643)

Net unrealized depreciation	$(192,256)

(b)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$73,456	$0.97	0.08%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	305,924	0.96	0.34%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	577,770	0.96	0.60%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	632,563	1.03	0.74%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	117,083	1.00	0.13%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	405,000	0.95	0.50%
Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34	1/23/06	240,560	1.01	0.25%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	415,926	1.02	0.45%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	767,500	1.02	1.08%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	698,806	1.01	0.77%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented is the rate in effect at February 28, 2006. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

GO—General Obligations Bond

The Fund holds a significant number of securities with long-term maturities. The investment advisor’s intent is to keep the Fund’s effective maturity between 3-10 years

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (5.4%):
$75,728	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$73,196
167,452	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	160,754
490,246	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	470,023
485,839	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	499,043
125,896	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	126,373
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	236,817
189,955	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34	191,580
271,370	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	277,700
500,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	510,870
391,084	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21	394,750

Total Asset Backed Securities (Cost $2,734,727)		2,941,106

Mortgage Backed Securities (13.9%):
519,748	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	526,912
207,849	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	203,803
96,671	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	95,000
5,912	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	6,014
347,268	Citicorp Mortgage Securities, Inc., 5.25%, Series 2004-9, Class 1A9 12/25/34	348,136
52,963	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	53,172

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$145,898	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	$143,447
34,968	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 2A1, 5.00%, 12/25/32	34,829
198,768	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	195,625
254,358	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	251,944
112,110	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	116,388
133,848	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	137,904
19,356	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	19,830
50,415	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	50,899
16,532	Fannie Mae, Series 2001-60, Class PM, 6.00%, 3/25/30	16,524
516,151	Fannie Mae, 4.97%, 2/1/33, Pool #683235	506,681
37,282	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	37,305
174,590	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	178,770
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	151,773
97,714	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	91,378
120	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	120
2,177	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,177
38,180	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	38,749
15,707	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	15,893
200,357	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	200,197
4,617	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	4,607
11,622	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	11,601

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$530,113	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	$546,627
100,000	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	102,520
26,782	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	26,886
222,436	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	223,246
387	Freddie Mac, Series 2422, Class MC, 6.50%, 4/15/31	386
282,444	Freddie Mac, 4.50%, 10/1/35	266,003
2,543	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,809
17,450	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	19,010
33,785	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	35,260
48,415	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	51,095
8,727	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	9,195
42,014	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	45,047
1,447	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	1,551
8,170	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	8,383
43,538	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	44,950
93,184	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	97,387
249,609	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	248,939
255,001	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	255,479

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$331,571	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	$336,211
51,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	50,863
407,049	Structured Asset Securities Corporation, 5.50%, Series 2004-3 Class 3A1 3/25/19	406,413
144,243	Structured Mortgage Asset Residential Trust, 6.00%, Series 2003-1, Class 2A1 2/25/18	145,024
230,548	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.34%**, 8/20/35	226,475
61,149	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	60,523
570,079	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	555,966
82,170	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	80,732
230,561	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	228,141

Total Mortgage Backed Securities (Cost $7,575,407)		7,514,799

Corporate Bonds (15.7%):
Airlines (0.5%):
250,000	Delta Air Lines, 6.42%, 7/2/12	254,489

Banking (0.7%):
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	402,948

Brokerage Services (2.8%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	198,533
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	523,423
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	762,125

		1,484,081

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services (9.1%):
$100,000	American International Group Inc., 4.25%, 5/15/13	$93,845
500,000	General Electric Capital Corp., 7.50%, 6/15/09	533,158
545,000	General Electric Capital Corp., 5.45%, 1/15/13	552,508
150,000	Household Finance Corp., 6.50%, 11/15/08	154,977
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	5,041
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @100*	13,140
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @100*	20,126
281,000	Household Finance Corp., 7.40%, 8/15/22	284,345
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100*	243,143
500,000	I-Preferred Term Securities, 6.54%, 12/11/32, Callable 12/11/07 @ 100*	500,000
1,000,000	Preferred Term Securities IX, 6.32%, 4/3/33, Callable 4/3/08 @ 100*	1,000,000
500,000	Preferred Term Securities XI, 6.10%, 9/24/33, Callable 9/24/08 @ 100*	500,000
1,000,000	Preferred Term Securities XV, 6.07%, 9/24/34, Callable 9/26/09 @100*	999,999

		4,900,282

Telecommunications (2.6%):
1,000,000	Alltel Corp., 7.00%, 3/15/16	1,103,339
75,000	GTE Southwest, 7.50%, 3/15/26	77,036
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/05 @ 101.76*	126,692
135,000	Qwest Corp., 6.88%, 9/15/33	135,742

		1,442,809

Total Corporate Bonds (Cost $8,301,602)		8,484,609

Taxable Municipal Bonds (7.1%):
California (0.8%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	420,500

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Colorado (2.3%):
$1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	$1,245,787

Georgia (2.0%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,057,500

Missouri (1.8%):
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	946,856

Wisconsin (0.2%):
135,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	133,313

Total Taxable Municipal Bonds (Cost $3,619,623)		3,803,956

U.S. Government Agencies (36.4%):
Fannie Mae (11.2%):
1,000,000	2.63%, 9/29/06, Callable 9/29/06 @ 100*	987,229
500,000	4.00%, 7/28/10, Callable 7/28/06 @ 100*	489,483
250,000	4.13%, 9/14/12, Callable 6/14/06 @ 100*	245,938
1,250,000	4.16%, 6/11/13, Continuously Callable @ 100	1,181,867
40,000	4.50%**, 9/30/09, Callable 3/23/06 @ 100	38,750
500,000	4.50%**, 7/6/10, Callable 4/6/06 @ 100*	492,013
500,000	4.00%**, 11/10/11, Callable 5/10/06 @ 100*	490,547
110,000	4.13%**, 5/13/13, Callable 3/24/06 @ 100*	108,111
750,000	5.00%**, 9/24/13, Callable 3/24/06 @ 100*	741,438
500,000	5.00%**, 4/11/14, Callable 4/11/06 @ 100*	488,281

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$51,000	4.13%**, 8/25/14, Callable 3/24/06 @ 100*	$49,981
500,000	5.00%**, 11/28/14, Callable 5/28/06 @ 100*	494,113
50,000	4.00%**, 4/12/16, Callable 3/24/06 @ 100*	48,653
100,000	4.00%**, 3/8/17, Callable 3/24/06 @ 100*	96,897
100,000	5.00%**, 11/19/19, Callable 3/23/06 @ 100*	97,466

		6,050,767

Federal Farm Credit Bank (0.5%):
250,000	3.97%, 6/17/08, Continuously Callable @ 100	244,823

Federal Home Loan Bank (13.2%):
100,000	3.30%, 5/28/08, Callable 3/20/06 @ 100	96,610
140,000	2.75%**, 6/26/08, Callable 3/26/06 @ 100***	137,092
100,000	3.35%, 7/30/08, Callable 4/30/06 @ 100	96,455
150,000	4.00%, 12/26/08, Callable 7/26/06 @ 100*	147,927
300,000	2.50%**, 4/15/09, Callable 10/16/06 @ 100*	294,518
135,000	3.00%**, 7/16/10, Callable 4/16/06 @ 100*	129,697
350,000	5.00%, 4/30/12, Callable 4/30/06 @100*	344,055
1,400,000	5.25%, 8/22/12, Callable 8/22/06 @ 100*	1,383,789
25,000	4.87%, 9/7/12, Callable 3/20/06 @ 100	24,431
100,000	4.00%**, 7/30/13, Callable 4/30/06 @ 100*	96,217
500,000	5.20%, 9/20/13, Callable 3/20/06 @ 100*	488,609
500,000	4.00%, 2/27/14, Callable 8/27/06 @ 100*	492,452
420,000	4.00%, 3/24/14, Callable 3/24/06 @100*	411,278
200,000	5.28%, 10/17/14, Callable 4/17/06 @ 100*	197,054
250,000	4.00%**, 4/12/10, Callable 4/12/06 @ 100*	249,076

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$250,000	4.00%**, 6/30/10, Callable 3/30/06 @ 100*	$246,276
100,000	4.25%**, 11/21/11, Callable 5/21/06 @ 100*	97,957
194,444	4.75%**, 4/30/14, Callable 4/30/06 @ 100*	191,544
300,000	5.00%**, 10/20/15, Callable 4/20/06 @ 100*	298,950
500,000	4.50%**, 6/5/18, Callable 6/05/06 @ 100*	479,265
100,000	4.13%**, 6/26/18, Callable 3/26/06 @ 100*	95,616
100,000	4.00%**, 7/9/18, Callable 4/09/06 @ 100*	94,075
250,000	4.25%**, 7/16/18, Callable 4/16/06 @ 100*	234,640
650,000	5.00%**, 7/16/18, Callable 4/16/06 @100*	637,536
100,000	4.25%**, 7/17/18, Callable 4/17/06 @ 100*	94,709

		7,059,828

Freddie Mac (11.5%):
1,000,000	2.63%, 5/19/06	994,596
200,000	3.50%, 4/1/09, Callable 4/1/06 @ 100*	192,000
102,000	3.15%, 7/15/09, Callable 3/20/06 @ 100*	96,321
100,000	4.50%, 11/30/10, Callable 3/20/06 @ 100*	98,671
500,000	4.55%, 1/20/11	491,814
1,500,000	4.63%, 5/28/13, Callable 5/28/06 @ 100*	1,433,401
1,000,000	5.30%, 7/29/13, Callable 3/20/06 @ 100*	989,025
75,000	4.13%, 10/15/13, Callable 3/20/06 @ 100*	74,043
500,000	4.00%, 10/28/13, Callable 3/20/06 @ 100*	486,260
165,000	5.00%, 3/26/18, Callable 03/20/06 @100*	158,605
200,000	3.50%**, 7/15/13, Callable 3/20/06 @ 100*	194,027
42,000	4.00%**, 9/30/14, Callable 3/20/06 @ 100	40,154

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac, continued:
$250,000	4.00%**, 6/25/18, Callable 3/20/06 @ 100*	$236,563
166,000	4.00%**, 7/18/18, Callable 3/20/06 @ 100*	161,237
193,000	4.13%**, 7/25/18, Callable 3/20/06 @ 100*	187,607
100,000	4.13%**, 8/1/18, Callable 5/1/06 @ 100*	97,557
32,000	5.00%**, 2/25/19, Callable: 3/20/06 @ 100	31,301
40,000	4.00%**, 3/28/19, Callable 3/20/06 @ 100*	38,721
100,000	4.50%**, 3/29/19, Callable: 3/20/06 @ 100*	96,257
100,000	4.63%**, 10/18/19, Callable 3/20/06 @ 100*	97,261

		6,195,421

Total U.S. Government Agencies (Cost $19,794,321)		19,550,839

Shares or Principal Amount	Security Description	Value
U.S. Treasury Bonds (4.1%):
$1,000,000	5.50%, 8/15/28	$1,114,922
1,000,000	5.38%, 2/15/31	1,113,164

Total U.S. Treasury Bonds (Cost $2,042,091)		2,228,086

U.S. Treasury Notes (12.0%):
1,500,000	4.00%, 3/15/10	1,464,551
1,000,000	5.00%, 8/15/11	1,018,860
2,000,000	4.25%, 8/15/13	1,954,217
1,050,000	4.13%, 5/15/15	1,013,620
1,050,000	4.25%, 8/15/15	1,022,848

Total U.S. Treasury Notes (Cost $6,592,655)		6,474,096

Investments in Affiliates (4.8%):
Investment Companies (4.8%):
2,605,476	American Performance Institutional Cash Management Fund	2,605,476

Total Investments in Affiliates (Cost $2,605,476)		2,605,476

Total Investments (Cost $53,265,902)(a)—99.4%		53,602,967
Other assets in excess of liabilities—0.6%		308,807

Net Assets—100.0%		$53,911,774

(a)	Represents cost for financial reporting purposes and differs from the cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $81,150 and $38,235 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$846,203
Unrealized depreciation	(552,053)

Net unrealized appreciation	$294,150

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2006. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

GO—General Obligations Bond

MBIA—Municipal Bond Insurance Association

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (47.8%):
Advertising (0.1%):
60	ADVO, Inc.	$1,929
1,500	aQuantive Inc.(b)	39,885
350	Vertrue, Inc.(b)	15,421

		57,235

Aerospace/Defense (0.7%):
2,010	Armor Holdings, Inc.(b)	118,047
410	Curtiss-Wright Corp.	25,354
191	DRS Technologies, Inc.	10,079
370	Esterline Technologies Corp.(b)	15,407
290	FEI Co.(b)	5,803
700	FLIR Systems, Inc.(b)	18,088
2,600	Lockheed Martin Corp.	189,462
700	Moog, Inc.(b)	23,492
1,100	Northrop Grumman Corp.	70,510
4,200	Raytheon Co.	182,280
700	The Boeing Co.	50,883

		709,405

Airlines (0.0%):
470	Alaska Air Group, Inc.(b)	15,064
660	Mesa Air Group, Inc.(b)	7,537

		22,601

Apparel/Footwear (0.2%):
500	Brown Shoe Co., Inc.	23,850
1,300	Foot Locker Inc.	30,043
490	Genesco, Inc.(b)	19,894
830	K-Swiss, Inc., Class A	24,219
180	Oxford Industries, Inc.	8,240
930	Quiksilver, Inc.(b)	13,485
20	Russell Corp.	286
530	Steven Madden, Ltd.	16,987
640	Stride Rite Corp.	8,896
520	Timberland Co.(b)	18,226
20	Wolverine World Wide, Inc.	441

		164,567

Automotive Parts (0.6%):
570	A.O. Smith Corp.	26,391
400	Autoliv, Inc.	21,420
5,400	AutoNation, Inc.(b)	112,914
780	CLARCOR, Inc.	26,403
3,140	Dana Corp.	5,526
4,900	General Motors Corp.	99,519
450	Group 1 Automotive, Inc.(b)	17,226

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Automotive Parts, continued:
540	Modine Manufacturing Co.	$15,147
520	Navistar International Corp.(b)	15,262
570	Oshkosh Truck Corp.	32,336
2,800	Paccar, Inc.	195,637

		567,781

Banking (3.5%):
960	BancorpSouth, Inc.	23,059
14,800	Bank of America Corp.	678,579
500	Bank of the Ozarks, Inc.	17,780
430	Capital Crossing Bank(b)	13,799
780	Chittenden Corp.	22,456
19,500	Citigroup, Inc.	904,214
580	Columbia Banking System, Inc.	19,447
430	Corus Bankshares, Inc.	25,822
1,050	Dime Community Bancshares, Inc.	14,364
630	Downey Financial Corp.	40,037
600	East West Bancorp, Inc.	22,614
700	First Niagara Financial Group, Inc.	9,863
530	Hancock Holding Co.	23,665
290	Hanmi Financial Corp.	5,206
470	Independence Community Bank Corp.	19,261
11,800	JPMorgan Chase & Co.	485,451
750	Mid-State Bancshares	21,578
3,100	National City Corp.	107,880
710	NewAlliance Bancshares, Inc.	10,075
750	Prosperity Bancshares, Inc.	21,645
380	Sterling Bancshares, Inc.	6,772
550	Suffolk Bancorp	18,871
2,010	TrustCo Bank Corp.	25,266
5,100	U.S. Bancorp	157,641
910	Umpqua Holdings Corp.	24,506
5,700	Wachovia Corp.	319,598
4,200	Wells Fargo & Co.	269,639
630	Wilshire Bancorp, Inc.	12,128

		3,321,216

Beverages (0.3%):
1,600	Constellation Brands, Inc.(b)	42,144
4,400	PepsiCo, Inc.	260,084

		302,228

Brewery (0.1%):
2,200	Molson Coors Brewing Co., Class B	138,050

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Broadcasting/Cable (0.8%):
5,300	CBS Corp., Class B	$129,638
22,100	Comcast Corp., Class A Special(b)	591,175
910	Cox Radio, Inc.(b)	12,585

		733,398

Building Materials (0.3%):
860	ABM Industries, Inc.	15,867
320	Building Materials Holding Corp.	21,536
210	Eagle Materials, Inc.	11,367
260	Florida Rock Industries, Inc.	14,979
350	Genlyte Group, Inc.(b)	21,658
150	Griffon Corp.(b)	3,528
490	Hughes Supply, Inc.	22,663
700	Simpson Manufacturing Co., Inc.	27,363
1,400	The Valspar Corp.	37,002
510	Universal Forest Products, Inc.	31,533
1,460	USG Corp.(b)	123,341

		330,837

Business Equipment & Services (0.4%):
480	Administaff, Inc.	22,776
3,200	Automatic Data Processing, Inc.	147,807
440	CDI Corp.	10,776
60	Checkpoint Systems, Inc.(b)	1,714
1,900	Convergys Corp.(b)	33,003
740	EPIQ Systems, Inc.(b)	16,258
320	FTI Consulting, Inc.(b)	8,941
540	Global Payments, Inc.	28,112
640	iPass, Inc.(b)	4,723
510	Labor Ready, Inc.(b)	12,531
360	LECG Corp.(b)	5,821
570	MAXIMUS, Inc.	20,811
1,700	Reynolds & Reynolds Co., Class A	47,090
410	SOURCECORP, Inc.(b)	10,496
500	Spherion Corp.(b)	4,990
490	Tetra Tech, Inc.(b)	8,727
430	United Stationers, Inc.(b)	21,285
820	Watson Wyatt & Co. Holdings	25,059

		430,920

Casino Hotels (0.3%):
1,230	Ameristar Casinos, Inc.	27,171
1,400	Las Vegas Sands Corp.(b)	74,690
6,100	MGM MIRAGE(b)	225,517

		327,378

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Chemicals (1.1%):
720	A. Schulman, Inc.	$16,870
1,900	Air Products & Chemicals, Inc.	121,904
9,300	Ashland, Inc.	607,010
1,700	Cytec Industries, Inc.	90,678
3,700	Dow Chemical Co.	159,211
650	Fuller (H. B.) Co.	26,390
400	Lubrizol Corp.	17,304
1,050	NL Industries, Inc.	13,850
710	Olin Corp.	14,917
450	Terra Nitrogen Co., L.P.	10,260
1,570	Wellman, Inc.	9,860

		1,088,254

Commercial Services (0.2%):
20	Aaron Rents, Inc.	524
940	Advance America Cash Advance Centers, Inc.	13,075
6,000	Deluxe Corp.	148,620
380	NCO Group, Inc.(b)	8,539
5,100	The Servicemaster Co.	63,852

		234,610

Computer Software & Services (2.8%):
820	Activision, Inc.(b)	10,250
2,500	Acxiom Corp.	64,700
3,600	Adobe Systems, Inc.	139,032
280	Agilysys, Inc.	4,001
2,200	Akamai Technologies, Inc.(b)	58,300
520	ANSYS, Inc. (b)	24,658
1,100	Anteon International Corp.(b)	60,819
650	Brady Corp.	24,037
12	CA, Inc.	326
420	CACI International, Inc., Class A(b)	25,313
470	CIBER, Inc.(b)	2,721
420	Cognex Corp.	11,554
1,500	Computer Sciences Corp.(b)	81,510
8,900	Compuware Corp.(b)	73,069
760	Dendrite International, Inc.(b)	10,108
530	EarthLink, Inc.(b)	5,258
300	Electronic Arts, Inc.(b)	15,591
28,700	Emdeon Corp.(b)	302,498
2,080	Epicor Software Corp.(b)	25,834
610	FactSet Research Systems, Inc.	23,882
600	FileNET Corp.(b)	15,444
300	Google, Inc., Class A(b)	108,786
770	Hyperion Solutions Corp.(b)	25,834

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
640	Internet Security Systems, Inc.(b)	$14,918
290	JDA Software Group, Inc.(b)	3,982
610	Mantech International Corp.(b)	17,141
23,300	Microsoft Corp.	626,769
280	MRO Software, Inc.(b)	4,127
15,800	Oracle Corp.(b)	196,236
430	Perot Systems Corp., Class A(b)	6,497
750	Progress Software Corp.(b)	21,900
1,200	Serena Software, Inc.(b)	28,680
480	Sybase, Inc.(b)	10,238
6,875	Take-Two Interactive Software, Inc.(b)	107,113
990	THQ, Inc.(b)	23,760
2,020	United Online, Inc.	24,260
570	WebEx Communications, Inc.(b)	15,892
13,500	Yahoo!, Inc.(b)	432,810

		2,647,848

Computers & Peripherals (2.3%):
14,900	3Com Corp.(b)	69,285
490	Anixter International, Inc.	22,418
4,600	Apple Computer, Inc.(b)	315,284
94	Avid Technology, Inc.(b)	4,403
500	Black Box Corp.	23,890
15,600	Cisco Systems, Inc.(b)	315,743
5,700	Dell Computer Corp.(b)	165,300
8,000	EMC Corp.(b)	112,160
7,900	Hewlett-Packard Co.	259,199
400	Hutchinson Technology, Inc.(b)	11,004
590	Imation Corp.	25,872
6,800	International Business Machines Corp.	545,631
480	Komag, Inc.(b)	22,483
1,200	Lexmark International, Inc., Class A(b)	56,508
380	Mercury Computer Systems, Inc.(b)	6,551
1,200	NCR Corp.(b)	48,108
120	Paxar Corp.(b)	2,302
31,800	Solectron Corp.(b)	114,798
7,070	Western Digital Corp.(b)	157,308

		2,278,247

Conglomerates (0.0%):
200	Rockwell Automation, Inc.	13,634

Construction (0.1%):
340	EMCOR Group, Inc.(b)	14,821
425	MDC Holdings, Inc.	26,048
40	NVR, Inc.(b)	30,120
300	URS Corp.(b)	13,077

		84,066

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Consulting Services (0.0%):
3,890	SM&A(b)	$26,141

Consumer Products (0.7%):
1,290	CNS, Inc.	26,819
2,600	Colgate-Palmolive Co.	141,647
700	Delta & Pine Land Co.	17,717
890	Fossil, Inc.(b)	15,148
640	Nautilus Group, Inc.	10,528
4,900	Newell Rubbermaid, Inc.	121,863
1,500	Procter & Gamble Co.	89,895
760	RC2 Corp.(b)	27,383
600	Russ Berrie & Company, Inc.	8,154
350	Silgan Holdings Inc.	13,797
280	Snap-on, Inc.	10,898
810	Spectrum Brands Inc.(b)	15,447
540	Stanley Furniture Co., Inc.	13,770
2,000	The Stanley Works	100,280
590	The Yankee Candle Co., Inc.	17,134

		630,480

Consumer Services (0.1%):
1,300	priceline.com, Inc.(b)	31,915
11,200	Service Corp. International	89,040

		120,955

Cosmetic/Toiletries (0.2%):
5,500	The Estee Lauder Co., Inc., Class A	205,810

Diversified Manufacturing Operations (1.9%):
2,500	3M Co.	183,975
530	Albany International Corp., Class A	19,700
540	AptarGroup, Inc.	28,647
520	Briggs & Stratton Corp.	18,450
110	Carbo Ceramics, Inc.	6,023
2,500	Danaher Corp.	151,450
600	Eaton Corp.	41,802
21,800	General Electric Co.	716,565
2,420	Hillenbrand Industry, Inc.	123,033
300	Illinois Tool Works, Inc.	25,752
1,400	Johnson Controls, Inc.	99,778
910	Lennox International, Inc.	29,257
1,010	Northwest Pipe Co.(b)	26,735
580	NS Group, Inc.(b)	23,658
2,600	Tupperware Brands Corp.	55,094
8,300	Tyco International Ltd.	214,056
440	Watts Water Technologies, Inc.	15,743
2,190	Woodward Governor Co.	70,409

		1,850,127

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Educational Services (0.0%):
700	Education Management Corp.(b)	$26,320

Electronic Components/Instruments (0.8%):
20	Acuity Brands, Inc.	790
6,500	Avnet, Inc.(b)	163,344
400	Belden CDT, Inc.	10,312
540	Benchmark Electronics, Inc.(b)	19,019
2,400	Cree, Inc.(b)	71,880
460	CTS Corp.	5,681
500	Electro Scientific Industries, Inc.(b)	12,480
1,100	Emerson Electric Co.	89,991
2,000	Jabil Circuit, Inc.(b)	75,700
590	Landauer, Inc.	27,140
1,110	LoJack Corp.(b)	25,253
410	Measurement Specialties, Inc.(b)	10,012
750	Methode Electronics, Inc., Class A	9,203
280	Mettler-Toledo International, Inc.(b)	16,957
160	Molecular Devices Corp.(b)	5,093
3,650	Omnivision Technologies, Inc.(b)	93,074
370	Park Electrochemical Corp.	10,682
580	Trimble Navigation Ltd.(b)	23,728
530	Vicor Corp.	10,542
1,600	Waters Corp.(b)	68,368

		749,249

Entertainment (0.5%):
260	Aztar Corp.(b)	7,847
1,750	Bluegreen Corp.(b)	27,773
2,300	Harrah’s Entertainment, Inc.	165,416
780	International Speedway Corp., Class A	36,941
560	Polaris Industries, Inc.	28,028
245	Shuffle Master, Inc.(b)	6,402
700	Speedway Motorsports, Inc.	25,095
11,100	Time Warner, Inc.	192,140

		489,642

Environmental Services (0.0%):
1,200	Allied Waste Industries, Inc.(b)	12,852

Financial Services (3.3%):
2,130	A.G. Edwards, Inc.	95,211
490	Accredited Home Lenders Holding Co.(b)	26,122
350	AllianceBernstein Holding LP	22,495

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
500	Allied Capital Corp.	$14,670
400	American Capital Strategies Ltd.	14,280
700	American Express Co.	37,716
340	Apollo Investment Corp.	6,389
760	ASTA Funding, Inc.	26,463
4,600	Capital One Financial Corp.	402,960
5,653	CapitalSource, Inc.	139,120
2,700	CharterMac	59,589
190	Coinstar, Inc.(b)	4,902
500	CompuCredit Corp.(b)	18,900
5,600	Countrywide Financial Corp.	193,088
1,100	Eaton Vance Corp.	30,998
1,230	eFunds Corp.(b)	33,308
2,900	Friedman, Billings, Ramsey Group, Inc.	28,884
3,400	Goldman Sachs Group, Inc.	480,386
540	Investment Technology Group, Inc.(b)	24,559
5,140	iStar Financial, Inc.	195,834
680	Janus Capital Group, Inc.	14,912
1,400	Legg Mason, Inc.	182,826
500	Lehman Brothers Holdings, Inc.	72,975
6,100	Merrill Lynch & Co.	470,981
4,100	Morgan Stanley	244,606
470	The First Marblehead Corp.	17,005
600	The Student Loan Corp.	131,694
1,500	WFS Financial, Inc.(b)	123,495
430	World Acceptance Corp.(b)	11,085

		3,125,453

Food—Distribution (0.3%):
500	SUPERVALU, INC.	15,800
10,100	Sysco Corp.	303,909
300	Whole Foods Market, Inc.	19,164

		338,873

Food Products & Services (0.9%):
4,300	Archer Daniels Midland Co.	136,396
6,100	Coca Cola Enterprises, Inc.	119,865
820	Corn Products International, Inc.	22,107
870	Flowers Foods, Inc.	23,925
5,600	H.J. Heinz Co.	212,072
680	Hain Celestial Group, Inc.(b)	15,871
790	J & J Snack Foods, Inc.	26,821

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Food Products & Services, continued:
4,200	Kraft Foods, Inc., Class A	$126,378
1,840	M&F Worldwide Corp.(b)	30,360
890	Nature’s Sunshine Products, Inc.	15,103
500	Performance Food Group Co.(b)	14,685
3,600	Pilgrim’s Pride Corp., Class B	83,016
630	Premium Standard Farms, Inc.	9,450
450	Ralcorp Holdings, Inc.(b)	17,379
700	The Hershey Co.	35,805
500	United Natural Foods, Inc.(b)	16,630

		905,863

Health Care (1.3%):
7,600	Aetna, Inc.	387,599
1,680	American Dental Partners, Inc.(b)	21,890
2,430	Amerigroup Corp.(b)	51,978
420	Amsurg Corp.(b)	9,202
300	Arthrocare Corp.(b)	13,551
4,900	Beverly Enterprises, Inc.(b)	60,564
810	Centene Corp.(b)	22,154
260	Cerner Corp.(b)	10,824
700	Cigna Corp.	85,925
142	Coventry Health Care, Inc.(b)	8,466
470	Cross Country Healthcare, Inc.(b)	8,606
390	Health Net, Inc.(b)	18,701
460	Healthways, Inc.(b)	20,033
750	Hooper Holmes, Inc.	2,130
1,860	Humana, Inc.(b)	96,106
1,320	IDEXX Laboratories, Inc.(b)	103,726
2,590	Kindred Healthcare, Inc.(b)	55,996
1,900	McKesson Corp.	102,847
630	Odyssey Healthcare, Inc.(b)	11,857
350	Pediatrix Medical Group, Inc.(b)	33,033
340	RehabCare Group, Inc.(b)	6,861
680	Sierra Health Services, Inc.(b)	28,349
620	Sunrise Senior Living, Inc.(b)	21,985
100	United Surgical Partners International, Inc.(b)	3,515
220	UnitedHealth Group, Inc.	12,811
1,298	Wellpoint, Inc.(b)	99,673

		1,298,382

Home Builders (0.2%):
280	Beazer Homes USA, Inc.	17,766
420	M/I Homes, Inc.	17,690
360	Meritage Corp.(b)	21,071
1,630	Orleans Homebuilders, Inc.	31,850

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Home Builders, continued:
340	Ryland Group, Inc.	$23,715
510	Standard Pacific Corp.	16,754
520	WCI Communities, Inc.(b)	13,125
230	William Lyon Homes, Inc.(b)	19,573

		161,544

Insurance (2.0%):
3,900	American Financial Group, Inc.	161,460
8,000	American International Group, Inc.	530,879
340	AmerUs Group Co.	20,485
490	Baldwin & Lyons, Inc., Class B	12,128
450	Bristol West Holdings, Inc.	8,343
390	Conseco, Inc.(b)	9,688
560	Delphi Financial Group, Inc.	29,165
270	Direct General Corp.	4,317
1,300	Fidelity National Financial, Inc.	49,088
410	First American Corp.	17,286
310	FPIC Insurance Group, Inc.(b)	10,893
1,500	Fremont General Corp.	35,580
470	Hilb, Rogal & Hobbs Co.	18,166
410	Horace Mann Educators Corp.	7,647
520	LandAmerica Financial Group, Inc.	34,684
1,700	MetLife, Inc.	85,204
650	National Interstate Corp.	13,852
130	National Western Life Insurance Co., Class A	28,998
2,490	Odyssey Re Holdings Corp.	58,465
1,200	Old Republic International Corp.	25,548
350	Philadelphia Consolidated Holding Corp.(b)	37,450
540	ProAssurance Corp.(b)	27,697
600	Protective Life Corp.	29,250
1,400	Prudential Financial, Inc.	107,856
280	Safety Insurance Group, Inc	12,104
560	Selective Insurance Group, Inc.	30,363
480	Stewart Information Services Corp.	22,536
9,600	The St. Paul Travelers Cos., Inc.	412,607
500	Torchmark Corp.	27,335
690	UICI	25,316
680	Universal American Financial Corp.(b)	10,302
285	Zenith National Insurance Corp.	14,678

		1,919,370

Lumber (0.1%):
1,500	Weyerhauser Co.	102,435

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Machinery & Equipment (1.0%):
730	AGCO Corp.(b)	$14,272
200	Bucyrus International Inc., Class A	12,596
3,700	Caterpillar, Inc.	270,395
200	Deere & Co.	15,254
380	Gardner Denver, Inc.(b)	23,317
1,200	Graco, Inc.	50,004
430	IDEX Corp.	20,318
490	JLG Industries, Inc.	28,905
440	Roper Industries, Inc.	19,831
490	Stewart & Stevenson Services, Inc.	16,881
8,390	Timken Co.	240,624
650	Toro Co.	29,985
480	Tractor Supply Co.(b)	30,326
2,000	United Technologies Corp.	117,000
350	W.W. Grainger, Inc.	25,914
350	Watsco, Inc.	24,367

		939,989

Media (0.2%):
1,500	DreamWorks Animation SKG, Inc.(b)	40,500
2,400	Viacom, Inc., Class B(b)	95,904
7,200	Westwood One, Inc.	80,280

		216,684

Medical—Biotechnology (0.4%):
900	Bio-Rad Laboratories, Class A(b)	51,579
300	Biosite, Inc.(b)	16,224
405	Enzo Biochem, Inc.(b)	5,334
1,900	Genentech, Inc.(b)	162,811
1,000	Invitrogen Corp.(b)	70,930
470	Pharmaceutical Product Development, Inc.	32,707
450	Techne Corp.(b)	26,762

		366,347

Medical Equipment & Supplies (1.7%):
985	Anika Therapeutics, Inc.(b)	13,514
100	Bard (C.R.), Inc.	6,549
900	Becton Dickinson & Co.	57,465
490	CONMED Corp.(b)	9,486
340	Datascope Corp.	12,971
1,100	Dentsply International, Inc.	62,689
510	Diagnostic Products Corp.	23,537
300	Greatbatch, Inc.(b)	6,633
150	Haemonetics Corp.(b)	7,770
1,400	Henry Schein, Inc.(b)	65,310

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
460	Immucor, Inc.(b)	$13,717
518	Intermagnetics General Corp.(b)	15,225
420	Invacare Corp.	13,150
12,200	Johnson & Johnson	703,329
1,200	Lifecore Biomedical, Inc.(b)	15,696
4,900	Medtronic, Inc.	264,355
40	Mentor Corp.	1,722
440	Merit Medical Systems, Inc.(b)	6,270
2,660	Owens & Minor, Inc.	84,827
69	Per-Se Technologies, Inc.(b)	1,743
670	PolyMedica Corp.	27,095
450	ResMed, Inc.(b)	18,266
620	Respironics, Inc.(b)	22,543
3,300	Stryker Corp.	152,526
600	Sybron Dental Specialties, Inc.(b)	22,956
360	The Cooper Companies, Inc.	18,889
70	USANA Health Sciences, Inc.(b)	3,021
650	Viasys Healthcare, Inc.(b)	18,967
430	Vital Signs, Inc.	21,956

		1,692,177

Metals & Mining (0.9%):
3,000	Consol Energy Inc.	192,060
19,500	Pan American Silver Corp.(b)	431,925
4,000	Peabody Energy Corp.	193,080
200	Southern Copper Corp.	15,930

		832,995

Metals—Processing & Fabrication (0.4%):
350	Carpenter Technology Corp.	29,257
500	Century Aluminum Co.(b)	17,795
210	Cleveland Cliffs, Inc.	18,071
360	Commercial Metals Co.	16,304
480	Encore Wire Corp.(b)	14,971
530	Maverick Tube Corp.(b)	24,661
770	Metal Management, Inc.	21,722
520	Mueller Industries, Inc.	17,165
190	Nucor Corp.	16,350
525	Quanex Corp.	32,586
240	Reliance Steel & Aluminum Co.	19,774
580	Ryerson Tull, Inc.	14,639
810	Schnitzer Steel Industries, Inc.	25,191
710	Shaw Group, Inc.(b)	23,679
1,000	Steel Dynamics, Inc.	45,999
420	Steel Technologies, Inc.	11,588
690	Worthington Industries, Inc.	13,524

		363,276

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Office Equipment & Supplies (0.2%):
2,300	Herman Miller, Inc.	$69,437
1,500	HNI Corp.	87,435

		156,872

Oil & Gas Exploration, Production and Services (2.3%):
155	Barnwell Industries, Inc.	3,550
6,000	BJ Services Co.	187,860
2,400	Burlington Resources, Inc.	216,432
460	Cabot Oil & Gas Corp.	20,820
590	Cal Dive International, Inc.(b)	20,774
1,450	Callon Petroleum Co.(b)	25,636
2,840	Cimarex Energy Co.	121,154
870	Comstock Resources, Inc.(b)	24,447
3,200	Diamond Offshore Drilling, Inc.	247,647
10,000	El Paso Corp.	130,800
530	Encore Acquisition Co.(b)	16,239
5,300	ENSCO International, Inc.	236,857
1,500	FMC Technologies, Inc.(b)	70,380
330	Frontier Oil Corp.	15,263
1,750	Grey Wolf, Inc.(b)	12,145
410	Harvest Natural Resources, Inc.(b)	3,694
430	Headwaters, Inc.(b)	15,962
2,300	Helmerich & Payne, Inc.	151,271
140	Holly Corp.	8,358
240	Hydril Co.(b)	16,162
1,670	Lone Star Technologies, Inc.(b)	82,999
400	Oceaneering International, Inc.(b)	22,056
260	Petroleum Development Corp.(b)	11,183
520	PrimeEnergy Corp.(b)	30,680
500	Remington Oil & Gas Corp.(b)	20,950
580	St. Mary Land & Exploration Co.	22,266
2,120	Stone Energy Corp.(b)	87,768
2,800	Sunoco, Inc.	207,480
540	Swift Energy Co.(b)	20,930
550	TETRA Technologies, Inc.(b)	20,680
1,100	The Houston Exploration Co.(b)	63,624
470	Unit Corp.(b)	24,990
210	W&T Offshore, Inc.	8,171
480	World Fuel Services Corp.	14,544

		2,183,772

Oil—Integrated Companies (1.4%):
280	BP Prudhoe Bay Royalty Trust	18,956
7,300	ChevronTexaco Corp.	412,304
5,800	ConocoPhillips	353,568
410	Dominion Resources Black Warrior Trust	18,348

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil—Integrated Companies, continued:
7,600	Exxon Mobil Corp.	$451,212
900	Occidental Petroleum Corp.	82,386
590	San Juan Basin Royalty Trust	23,464

		1,360,238

Paper Products (0.3%):
2,700	Kimberly-Clark Corp.	159,786
540	Louisiana-Pacific Corp.	15,352
800	MeadWestvaco Corp.	22,256
800	Temple-Inland, Inc.	34,136
1,780	Xerium Technologies, Inc.	16,465

		247,995

Pharmaceuticals (2.6%):
1,200	Abbott Laboratories	53,016
1,800	Allergan, Inc.	194,868
420	Alpharma, Inc., Class A	12,705
2,800	Amgen, Inc.(b)	211,372
3,670	Andrx Corp.(b)	71,932
290	Bradley Pharmaceuticals, Inc.(b)	3,422
4,300	Bristol-Myers Squibb Co.	99,330
1,300	Chiron Corp.(b)	59,371
3,300	Eli Lilly & Co.	183,546
1,970	Mannatech, Inc.	26,378
1,294	Medco Health Solutions, Inc.(b)	72,102
290	Medicis Pharmaceutical Corp., Class A	8,248
5,600	Merck & Co., Inc.	195,216
2,300	Mylan Laboratories, Inc.	52,900
910	NBTY, Inc.(b)	19,929
1,100	Neurocrine Biosciences, Inc.(b)	72,171
2,100	Onyx Pharmaceuticals, Inc.(b)	59,850
530	PAREXEL International Corp.(b)	13,579
25,500	Pfizer, Inc.	667,844
1,040	PRA International(b)	27,404
9,000	Schering-Plough Corp.	166,500
7,800	Valeant Pharmaceuticals International	138,996
3,600	Watson Pharmaceutical, Inc.(b)	107,928

		2,518,607

Printing & Publishing (0.2%):
1,480	Cadmus Communications Corp.	28,016
460	Consolidated Graphics, Inc.(b)	23,492
500	Global Imaging Systems, Inc.(b)	18,050
530	John H. Harland Co.	19,181
700	The McClatchy Co., Class A	38,689
630	Thomas Nelson, Inc.	18,428

		145,856

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Raw Materials (0.0%):
350	Alliance Resource Partners LP	$12,919
470	AMCOL International Corp.	12,976
330	Massey Energy Co.	12,276

		38,171

Real Estate (0.0%):
1,360	Tarragon Corp.	26,289

Recreational Products (0.1%):
510	Arctic Cat, Inc.	12,240
1,770	Escalade, Inc.	20,072
640	K2, Inc.(b)	7,296
630	SCP Pool Corp.	27,386
950	Winnebago Industries, Inc.	30,514

		97,508

REITS (1.2%):
290	Agree Realty Corp.	9,051
1,000	American Home Mortgage Investment Corp.	28,500
430	American Land Lease, Inc.	11,472
1,210	Annaly Mortgage Management, Inc.	14,218
590	Anthracite Capital, Inc.	6,325
3,000	Archstone-Smith Trust	142,200
350	BRT Realty Trust	9,065
590	Capital Lease Funding, Inc.	6,396
270	Centracore Properties Trust	7,295
6,600	Crescent Real Estate Equities Co.	138,930
1,690	Impac Mortgage Holdings, Inc.	14,044
15,900	Kimco Realty Corp.	571,286
550	MortgageIT Holdings, Inc.	6,408
340	New Century Financial Corp.	13,175
420	One Liberty Properties, Inc.	8,509
60	PMC Commercial Trust	766
1,100	Public Storage, Inc.	85,822
720	RAIT Investment Trust	19,656
500	Redwood Trust, Inc.	20,730
280	Universal Health Realty Income Trust	9,870

		1,123,718

Restaurants (0.3%):
640	CBRL Group, Inc.	28,435
350	CEC Entertainment, Inc.(b)	11,396
1,810	Checkers Drive-In Restaurants, Inc.(b)	26,589
580	Jack In the Box, Inc.(b)	23,200
50	Landry’s Seafood Restaurants, Inc.(b)	1,544
470	Lone Star Steakhouse & Saloon, Inc.	12,671

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Restaurants, continued:
2,300	McDonald’s Corp.	$80,293
680	Papa John’s International, Inc.(b)	22,372
400	RARE Hospitality International, Inc.(b)	12,800
920	Ryan’s Restaurant Group, Inc.(b)	12,153
1,700	YUM! Brands, Inc.	81,090

		312,543

Retail (2.3%):
560	Aeropostale, Inc.(b)	16,066
1,200	American Eagle Outfitters, Inc.	30,528
800	bebe stores, inc.(b)	13,736
1,600	Best Buy Co., Inc.	86,176
6,100	Borders Group, Inc.	147,193
660	Burlington Coat Factory Warehouse Corp.	29,726
610	Casey’s General Stores, Inc.	16,000
1,025	Cato Corp., Class A	21,392
550	Children’s Place Retail Stores, Inc.(b)	25,669
760	Christopher & Banks Corp.	16,667
2,400	CVS Corp.	67,992
130	Ethan Allen Interiors, Inc.	5,292
910	Finish Line, Inc., Class A	15,233
30	Fred’s, Inc.	419
340	Furniture Brands International, Inc.	8,405
341	GameStop Corp., Class A(b)	13,650
710	Gymboree Corp.(b)	16,231
600	Hibbet Sporting Goods, Inc.(b)	19,248
10,100	Home Depot, Inc.	425,715
20	Insight Enterprises, Inc.(b)	431
380	J. Jill Group, Inc.(b)	8,979
4,300	J.C. Penney Co., Inc.	252,152
30	Jo-Ann Stores, Inc.(b)	399
10	Longs Drug Stores Corp.	384
870	Marinemax, Inc.(b)	26,848
1,100	Movie Gallery, Inc.	3,509
400	Nike, Inc., Class B	34,712
570	Pacific Sunwear of California, Inc.(b)	13,572
6,300	Rent-A-Center, Inc.(b)	147,042
1,111	Sears Holdings Corp.(b)	133,820
880	Stein Mart, Inc.	14,678
370	The Buckle, Inc.	14,153
295	The Men’s Wearhouse, Inc.(b)	9,239
300	The Pantry Inc.(b)	17,751
445	The Sportsman’s Guide, Inc.(b)	11,254
800	Tiffany & Co.	29,704
740	Too, Inc.(b)	22,518

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Retail, continued:
440	Tuesday Morning Corp.	$9,684
9,800	Wal-Mart Stores, Inc.	444,529
680	Zale Corp.(b)	17,714

		2,188,410

Semiconductors (1.9%):
490	Actel Corp.(b)	7,149
1,100	Aeroflex, Inc.(b)	14,300
620	Applied Industrial Technologies, Inc.	26,524
7,300	Applied Materials, Inc.(b)	133,882
360	ATMI, Inc.(b)	10,811
1,800	Broadcom Corp.(b)	81,162
854	Brooks Automation, Inc.(b)	13,399
410	Coherent, Inc.(b)	13,309
500	Cohu, Inc.	10,560
520	Cymer, Inc.(b)	23,390
900	DSP Group, Inc.(b)	24,210
1,520	Emulex Corp.(b)	27,056
644	Entegris, Inc.(b)	6,736
560	Exar Corp.(b)	6,972
26,800	Intel Corp.	552,080
1,800	International Rectifier Corp.(b)	66,780
6,700	Intersil Corp.	189,878
2,600	IXYS Corp.(b)	27,820
2,200	KLA-Tencor Corp.	114,906
4,100	Lam Research Corp.(b)	176,710
900	Microsemi Corp.(b)	27,675
380	MKS Instruments, Inc.(b)	8,497
330	Photronics, Inc.(b)	5,798
530	Power Integrations, Inc.(b)	13,160
290	Rudolph Technologies, Inc.(b)	4,779
800	SanDisk Corp.(b)	48,272
680	Semitool, Inc.(b)	8,588
1,540	Skyworks Solutions, Inc.(b)	8,100
570	Standard Microsystems Corp.(b)	18,536
2,100	Tessera Technologies, Inc.(b)	65,583
1,300	Texas Instruments, Inc.	38,805
480	Ultratech Stepper, Inc.(b)	9,595
2,060	Varian Semiconductor Equipment Associates, Inc.(b)	97,150

		1,882,172

Technology (0.1%):
470	Dionex Corp.(b)	25,789
550	Inter-Tel, Inc.	10,797
1,830	Intergraph Corp.(b)	66,355
520	Micros Systems, Inc.(b)	22,511

		125,452

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Telecommunications (1.6%):
500	ALLTEL Corp.	$31,575
3,800	Andrew Corp.(b)	51,528
4,579	AT&T, Inc.	126,335
205	Atlantic Tele-Network, Inc.	8,098
30	Audiovox Corp.(b)	383
3,700	Avaya, Inc.(b)	41,144
8,300	BellSouth Corp.	262,114
2,600	CalAmp Corp.(b)	26,130
2,970	Centennial Communications Corp.	22,542
870	Comtech Telecommunications Corp.(b)	27,257
3,600	Crown Castle International Corp.(b)	112,860
865	EMS Technologies, Inc.(b)	15,138
180	Golden Telecom, Inc.	5,396
480	J2 Global Communications, Inc.(b)	20,928
5,400	Motorola, Inc.	115,560
130	Plantronics, Inc.	4,493
650	Preformed Line Products Company	26,683
5,500	Sprint Nextel Corp.	132,165
720	Symmetricom, Inc.(b)	6,458
600	United States Cellular Corp.(b)	32,970
1,000	USA Mobility, Inc.	28,820
11,500	Verizon Communications, Inc.	387,549
1,120	ViaSat, Inc.(b)	30,072

		1,516,198

Tobacco & Tobacco Products (0.3%):
2,000	Altria Group, Inc.	143,800
2,600	Loews Corp.—Carolina Group	123,474
390	Universal Corp.	15,861

		283,135

Transportation & Shipping (0.8%):
140	Alexander & Baldwin, Inc.	6,822
500	Arkansas Best Corp.	20,780
370	Bristow Group, Inc.(b)	11,048
2,090	EGL, Inc.(b)	84,541
1,200	FedEx Corp.	128,688
345	Forward Air Corp.	12,241
1,065	Heartland Express, Inc.	24,633
80	Kirby Corp.(b)	4,904
1,125	Knight Transportation, Inc.	22,264
650	Landstar System, Inc.	30,284
3,100	Norfolk Southern Corp.	158,657
1,130	SkyWest, Inc.	32,736
4,900	Southwest Airlines Co.	82,173

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
290	Thor Industries, Inc.	$13,688
1,600	United Parcel Service Inc., Class B	119,536
440	Werner Enterprises, Inc.	8,549
470	YRC Worldwide, Inc.(b)	22,485

		784,029

Utilities (0.2%):
4,070	WPS Resources Corp.	213,879

Utilities—Electric (1.2%):
800	Allegheny Energy, Inc(b)	28,608
1,900	FPL Group, Inc.	79,667
16,400	PG&E Corp.	624,020
7,800	Teco Energy, Inc.	133,068
5,800	TXU Corp.	303,862

		1,169,225

Utilities—Natural Gas (0.1%):
640	Energen Corp.	22,867
490	New Jersey Resources Corp.	22,050
480	NICOR, Inc.	20,606
100	ONEOK, Inc.	3,059
500	Piedmont Natural Gas Co., Inc.	12,360
610	Southwestern Energy Co.(b)	19,575
610	UGI Corp.	13,695
750	WGL Holdings, Inc.	23,100

		137,312

Total Common Stocks (Cost $39,089,349)		46,338,620

Asset Backed Securities (1.5%):
$167,452	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	160,754
175,088	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	167,865
121,460	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	124,761
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	236,817
271,370	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	277,700
250,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.155%, 6/15/13	255,435

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$236,709	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21	$238,928

Total Asset Backed Securities (Cost $1,350,695)		1,462,260

Mortgage Backed Securities (6.3%):
168,974	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	168,316
398,177	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	383,012
112,433	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	108,954
86,502	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	84,962
103,857	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	103,012
251,154	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	248,671
131,308	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	129,102
254,358	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	251,944
119,874	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	118,868
109,624	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	108,971
8,269	Fannie Mae, Series 2002-57, Class BC, 5.50%, 6/25/15	8,245
31,880	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	31,914
146,217	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	146,663
128,811	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	128,167
76,032	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	75,554
192,812	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	183,842
265,888	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	260,804

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$369,099	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	$351,095
17,459	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	17,879
176,082	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	166,801
150,998	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	148,689
435,968	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	448,353
176,527	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	172,700
197,932	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	199,307
65,747	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	66,093
80,517	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	80,646
396,412	Freddie Mac, 4.50%, 10/1/35	373,369
23,911	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	24,995
14,232	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	14,494
3,006	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	3,223
100,382	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	104,899
136,455	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	134,998
71,905	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	71,380
122,077	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	118,297
129,158	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	128,304
51,246	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	47,678
182,112	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	177,145
570,079	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	555,965

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$160,231	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	$157,427

Total Mortgage Backed Securities (Cost $6,221,679)		6,104,738

Corporate Bonds (3.1%):
Aerospace & Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	534,013

Airlines (0.3%):
250,000	Delta Air Lines, 6.42%, 7/2/12	254,489

Banking (0.2%):
20,000	Bank of America Corp., 5.25%, 2/1/07	20,028
150,000	Keycorp, 2.75%, 2/27/07	145,691

		165,719

Brokerage Services (0. 3%):
200,000	Bear Stearns Co., Inc., 7.00%,9/24/21	198,532
125,000	Goldman Sachs Group, Inc., 6.125%, 2/15/33	130,856

		329,388

Financial—Leasing Company (0. 5%):
600,000	International Lease Finance Corp., 5.32%, 12/9/07	602,115

Financial Services (0.5%):
20,000	Household Finance Corp., 6.05%, 6/15/06	20,014
110,000	Household Finance Corp., 6.70%, 9/15/09	111,746
100,000	Household Finance Corp., 7.40%, 8/15/22	101,190
250,000	Preferred Term Securities XIII, 3.86%, 3/24/34, Callable 3/24/09 @ 100*	247,626

		480,576

Retail Stores (0.3%):
250,000	Wal-Mart Stores, Inc., 7.25%,6/1/13	281,503

Telecommunications (0.4%):
250,000	AT&T, Inc., 6.25%, 3/15/11	259,017
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	102,473

		361,490

Utilities—Electric (0.0%):
5,000	Indianapolis Power & Light, 7.05%,2/1/24	5,066

Total Corporate Bonds (Cost $2,977,105)		3,014,359

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds (0.4%):
$350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	$361,781

Total Taxable Municipal Bonds (Cost $350,000)		361,781

U.S. Government Agencies (11.4%):
Fannie Mae (2.7%):
60,000	4.25%, 9/16/06, Callable 4/10/06 @100*	58,520
200,000	3.25%, 1/28/08, Callable 4/10/06 @100*	195,332
100,000	3.00%, 6/19/08, Callable 4/10/06 @100*	95,847
500,000	3.70%**, 8/18/08, Callable 5/18/06 @100*	491,985
50,000	3.50%**, 12/3/08, Continuously Callable @ 100	48,871
100,000	3.50%, 6/17/09, Callable 3/17/06 @100*	99,558
500,000	4.00%, 11/10/11, Callable 5/10/06 @ 100*	490,547
500,000	4.16%, 6/11/13, Continuously Callable @ 100	472,747
50,000	4.00%, 8/23/13, Callable 3/27/06 @100*	48,910
250,000	5.00%**, 4/11/14, Callable 4/11/06 @100*	244,141
250,000	5.00%**, 11/28/14, Callable 5/28/06 @ 100*	247,056
52,000	4.00%**, 12/16/14, Callable 4/10/06 @ 100*	50,465
110,000	4.25%, 7/14/15, Callable 7/14/06 @100*	106,756

		2,650,735

Federal Farm Credit Bank (1.1%):
150,000	3.24%, 3/4/08, Continuously Callable @ 100	145,286
1,000,000	4.48%, 6/10/13, Continuously Callable @ 100	961,189

		1,106,475

Federal Home Loan Bank (6.1%):
50,000	2.65%, 7/30/07, Continuously Callable @ 100	48,452
300,000	3.95%**, 9/24/07	295,637
200,000	3.00%, 12/19/07, Callable 3/19/06 @ 100*	193,471
125,000	3.40%, 1/22/08, Continuously Callable @ 100	121,465

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$325,000	3.65%, 1/24/08, Continuously Callable @ 100	$317,613
150,000	3.75%, 1/28/08, Continuously Callable @ 100	146,835
35,000	3.375%, 2/4/08, Callable 3/19/06 @100*	33,972
200,000	3.70%, 3/12/08, Callable 4/5/06 @100*	195,371
25,000	3.00%, 6/18/08, Continuously Callable @ 100	23,971
100,000	3.50%, 7/23/08, Callable 3/30/06 @100*	98,274
475,000	3.75%, 8/15/08	462,299
100,000	3.00%**, 12/30/08, Callable: 3/30/06@ 100 *	97,414
60,000	4.10%, 12/30/08, Continuously Callable @ 100	58,626
170,000	4.00%, 4/20/09, Continuously Callable @ 100	165,211
100,000	3.75%, 7/30/09, Callable 7/30/06 @100*	98,354
175,000	3.25%**, 9/30/09, Callable 3/30/06 @100*	169,402
250,000	3.50%, 12/29/09, Callable 6/29/05 @ 100*	246,744
175,000	4.45%, 2/23/10, Callable 5/23/06 @100*	171,097
500,000	4.50%**, 8/17/10, Callable 5/17/06 @100*	494,404
400,000	4.00%, 12/9/11, Callable 6/9/06 @100*	394,215
370,000	5.25%, 11/21/12, Continuously Callable @ 100	365,464
200,000	4.00%**, 6/26/13, Callable: 3/26/05 @100 *	192,870
250,000	5.20%, 9/20/13, Callable 3/20/06 @100*	244,305
166,667	4.75%, 4/30/14, Callable 4/30/06 @100*	164,181
300,000	4.00%, 11/18/14, Callable 5/18/06@100*	291,736
200,000	4.50%, 5/21/18, Callable 5/21/06 @100*	196,103
200,000	4.50%, 6/5/18, Callable 6/05/06 @100*	191,706
350,000	5.00%**, 7/16/18, Callable 4/16/06 @100*	343,289

		5,822,481

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac (1. 5%):
$250,000	3.63%**, 5/30/08, Callable: 4/5/06 @100*	$244,383
50,000	3.60%, 8/13/08, Callable 8/13/06 @100*	48,484
85,000	3.75%, 2/15/09, Callable 02/15/07 @ 100*	83,218
144,000	3.50%, 11/15/09, Callable 4/5/06 @100*	140,520
250,000	4.50%**, 11/18/09, Continuously Callable @ 100	246,282
25,000	4.50%**, 11/5/10, Continuously Callable @ 100	24,684
85,000	4.75%, 11/10/10, Callable 4/5/06 @100*	84,207
200,000	4.63%**, 12/15/10, Continuously Callable @ 100	197,326
105,000	4.00%, 3/15/15	102,440
100,000	4.00%, 5/15/18, Callable 4/5/06 @100*	95,106
100,000	4.125%, 8/1/18, Callable 5/1/06 @100*	97,557
65,000	4.50%, 12/24/18, Callable 4/5/06 @100*	63,998

		1,428,205

Total U.S. Government Agencies (Cost $11,162,293)		11,007,896

Shares or Principal Amount	Security Description	Value
U.S. Treasury Bonds (0. 9%):
$200,000	5.50%, 8/15/28	$222,984
600,000	5.375%, 2/15/31	667,899

Total U.S. Treasury Bonds (Cost $835,288)		890,883

U.S. Treasury Notes (6. 5%):
1,000,000	3.125%, 9/15/08	963,320
500,000	3.50%, 12/15/09	480,352
500,000	4.125%, 8/15/10	489,981
1,000,000	3.875%, 2/15/13	956,367
625,000	4.25%, 8/15/13	610,693
650,000	4.25%, 8/15/14	633,573
1,000,000	4.25%, 11/15/14	974,297
1,250,000	4.50%, 11/15/15	1,241,014

Total U.S. Treasury Notes (Cost $6,533,462)		6,349,597

Investment Companies (18. 9%):
103,570	iShares MSCI EAFE Index Fund	6,463,804
40,870	iShares MSCI Emerging Markets Index	3,960,303
102,419	iShares S&P Midcap 400	7,923,134

Total Investment Companies (Cost $14,706,207)		18,347,241

Investments in Affiliates (2. 9%):
2,784,970	American Performance Institutional Cash Management Fund	2,784,970

Total Investments in Affiliates (Cost $2,784,970)		2,784,970

Total Investments (Cost $86,011,048)(a)—99.7%		96,662,345
Other assets in excess of liabilities—0.3%		296,420

Net Assets—100.0%		$96,958,765

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $801,443. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$11,335,432
Unrealized depreciation	(1,485,579)

Net unrealized appreciation	$9,849,853

(b)	Represents non-income producing securities.
(c)	Represents an illiquid security.
*	Represents next call date. Additional subsequent call dates and amounts also apply for the security.
**	Represents variable rate investments. The rate presented in the Schedule of Portfolio Investments is the rate in effect at February 28, 2006. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Corporation

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.8%):
Apparel Manufacturers (1.6%):
7,260	Coach, Inc.(b)	$259,327

Automotive Parts (1.7%):
8,470	O’Reilly Automotive, Inc.(b)	277,138

Banking (5.9%):
5,330	Bank of America Corp.	244,380
4,965	Citigroup, Inc.	230,227
7,860	Commerce Bancorp, Inc.	260,715
8,170	Synovus Financial Corp.	231,620

		966,942

Beverages (2.9%):
9,690	Constellation Brands, Inc.(b)	255,235
3,790	PepsiCo, Inc.	224,027

		479,262

Broadcasting/Cable (1.4%):
8,295	Comcast Corp., Class A(b)	222,555

Chemicals (4.5%):
6,835	Ecolab, Inc.	247,359
4,770	Praxair, Inc.	257,485
3,595	Sigma-Aldrich Corp.	231,554

		736,398

Computer Software & Services (1.5%):
8,995	Microsoft Corp.	241,966

Computers & Peripherals (2.8%):
13,025	Cisco Systems, Inc.(b)	263,626
6,910	Dell Computer Corp.(b)	200,390

		464,016

Data Processing/Management (2.8%):
5,525	First Data Corp.	249,343
5,020	Fiserv, Inc.(b)	208,330

		457,673

Diversified Manufacturing Operations (2.9%):
2,995	3M Co.	220,402
4,260	Danaher Corp.	258,071

		478,473

Electronic Components/Instruments (5.0%):
5,415	Amphenol Corp., Class A	271,995
3,300	L-3 Communications Holdings, Inc.	274,263
7,910	Microchip Technology, Inc.	278,431

		824,689

Engineering—Research and Development Services (1.9%):
3,595	Jacobs Engineering Group, Inc.(b)	308,235

Shares	Security Description	Value
Common Stocks, continued:
Financial Services (6.8%):
5,930	Checkfree Corp.(b)	$293,298
9,330	Eaton Vance Corp.	262,919
3,625	Merrill Lynch & Co.	279,887
3,595	T. Rowe Price Group, Inc.	276,024

		1,112,128

Food—Wholesale and Distribution (1.4%):
7,750	Sysco Corp.	233,198

Hazardous Waste Disposal (1.5%):
4,055	Stericycle, Inc.(b)	245,125

Health Care (4.4%):
4,865	Humana, Inc.(b)	251,375
4,215	UnitedHealth Group, Inc.	245,439
2,980	Wellpoint, Inc.(b)	228,834

		725,648

Instruments—Scientific (1.6%):
3,760	Fisher Scientific International, Inc.(b)	256,282

Insurance (4.4%):
4,915	AFLAC, Inc.	227,319
3,500	American International Group, Inc.	232,260
3,400	Prudential Financial, Inc.	261,936

		721,515

Investment Management & Advisory Services (1.7%):
5,880	Nuveen Investments, Inc., Class A	283,240

Linen Supply & Related Items (1.4%):
5,735	Cintas Corp.	235,651

Machinery & Equipment (1.6%):
4,420	United Technologies Corp.	258,570

Medical Equipment & Supplies (7.4%):
3,440	Bard (C.R.), Inc.	225,286
5,380	Henry Schein, Inc.(b)	250,976
4,105	Johnson & Johnson	236,653
4,510	Medtronic, Inc.	243,315
5,680	Stryker Corp.	262,529

		1,218,759

Medical Labs & Testing Services (1.5%):
4,310	Covance, Inc.(b)	243,300

Oil & Gas Exploration, Production and Services (4.7%):
3,190	Apache Corp.	213,475
4,310	Baker Hughes, Inc.	292,951
3,805	Halliburton Co.	258,740

		765,166

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil—Integrated Companies (1.4%):
3,965	Exxon Mobil Corp.	$235,402

Pharmaceuticals (2.7%):
2,950	Amgen, Inc.(b)	222,696
4,510	Caremark Rx, Inc.(b)	224,372

		447,068

Retail (14.9%):
5,980	Bed Bath & Beyond, Inc.(b)	215,519
5,250	Best Buy Co., Inc.	282,764
8,720	CVS Corp.	247,038
4,705	Kohl’s Corp.(b)	226,358
3,710	Lowe’s Cos., Inc.	252,948
7,155	Michaels Stores, Inc.	229,676
2,750	Nike, Inc., Class B	238,645
10,690	Staples, Inc.	262,332
5,070	Walgreen Co.	227,440
5,980	Williams-Sonoma, Inc.(b)	242,130

		2,424,850

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors (4.1%):
12,560	Altera Corp.(b)	$251,702
9,330	Intel Corp.	192,198
7,550	Texas Instruments, Inc.	225,368

		669,268

Transportation & Shipping (3.4%):
2,540	FedEx Corp.	272,390
5,630	Norfolk Southern Corp.	288,143

		560,533

Total Common Stocks (Cost $14,778,354)		16,352,377

Investments in Affiliates (0.1%):
22,491	American Performance Institutional Cash Management Fund	22,491

Total Investments in Affiliates (Cost $22,491)		22,491

Total Investments (Cost $14,800,845)(a)—99.9%		16,374,868
Other assets in excess of liabilities—0.1%		14,943

Net Assets—100.0%		$16,389,811

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $350,503. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,383,163
Unrealized depreciation	(159,642)

Net unrealized appreciation	$1,223,521

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (97.1%):
Advertising (0.2%):
490	aQuantive Inc.(b)	$13,029

Aerospace/Defense (1.6%):
480	Armor Holdings, Inc.(b)	28,190
190	Lockheed Martin Corp.	13,845
670	Northrop Grumman Corp.	42,948
220	The Boeing Co.	15,992

		100,975

Apparel / Footwear (0.4%):
1,040	Foot Locker Inc.	24,034

Automotive Parts (1.1%):
250	Autoliv, Inc.	13,388
2,570	AutoNation, Inc.(b)	53,738

		67,126

Banking (1.1%):
150	Downey Financial Corp.	9,533
1,560	National City Corp.	54,288
250	TCF Financial Corp.	6,340

		70,161

Beverages (0.4%):
900	Constellation Brands, Inc.(b)	23,706

Building Materials (0.7%):
440	The Valspar Corp.	11,629
390	USG Corp.(b)	32,947

		44,576

Business Equipment & Services (1.5%):
1,050	Automatic Data Processing, Inc.	48,500
380	Convergys Corp.(b)	6,601
210	Equifax, Inc.	7,694
1,200	Reynolds & Reynolds Co., Class A	33,240

		96,035

Casino Hotels (0.4%):
470	Las Vegas Sands Corp.(b)	25,075

Chemicals (1.8%):
1,080	Ashland, Inc.	70,492
550	Cytec Industries, Inc.	29,337
930	The Mosaic Co.(b)	14,787

		114,616

Commercial Services (0.5%):
2,730	The Servicemaster Co.	34,180

Computer Software & Services (10.3%):
820	Acxiom Corp.	21,222

Shares	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
1,640	Adobe Systems, Inc.	$63,337
1,540	Akamai Technologies, Inc.(b)	40,810
360	Anteon International Corp.(b)	19,904
450	Autodesk, Inc.	16,943
860	Computer Sciences Corp.(b)	46,732
2,870	Compuware Corp.(b)	23,563
330	DST Systems, Inc.(b)	18,556
120	Electronic Arts, Inc.(b)	6,236
6,260	Emdeon Corp.(b)	65,980
60	Google, Inc., Class A(b)	21,757
1,720	Microsoft Corp.	46,268
4,510	Oracle Corp.(b)	56,014
600	SRA International, Inc., Class A(b)	20,712
3,050	Take-Two Interactive Software, Inc.(b)	47,519
3,890	Yahoo!, Inc.(b)	124,713

		640,266

Computers & Peripherals (6.4%):
4,790	3Com Corp.(b)	22,274
1,230	Apple Computer, Inc.(b)	84,304
120	Avid Technology, Inc.(b)	5,621
440	Cisco Systems, Inc.(b)	8,906
410	EMC Corp.(b)	5,748
1,270	Hewlett-Packard Co.	41,669
910	International Business Machines Corp.	73,018
380	Lexmark International, Inc., Class A(b)	17,894
380	NCR Corp.(b)	15,234
15,320	Solectron Corp.(b)	55,305
2,840	Western Digital Corp.(b)	63,190

		393,163

Conglomerates (0.1%):
80	Rockwell Automation, Inc.	5,454

Construction (0.3%):
310	MDC Holdings, Inc.	19,000

Consumer Products (1.5%):
2,390	Newell Rubbermaid, Inc.	59,439
480	Procter & Gamble Co.	28,766
50	Whirlpool Corp.	4,490

		92,695

Consumer Services (0.8%):
6,680	Service Corp. International	53,106

Cosmetic/Toiletries (1.7%):
640	Avon Products, Inc.	18,464
2,300	The Estee Lauder Co., Inc., Class A	86,066

		104,530

Continued

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations (3.7%):
520	Eaton Corp.	$36,228
160	Fortune Brands, Inc.	12,408
2,070	General Electric Co.	68,041
1,160	Hillenbrand Industry, Inc.	58,974
120	Illinois Tool Works, Inc.	10,301
840	Tupperware Brands Corp.	17,800
470	Tyco International Ltd.	12,121
500	Woodward Governor Co.	16,075

		231,948

Educational Services (0.1%):
230	Education Management Corp.(b)	8,648

Electronic Components/Instruments (2.2%):
1,450	Cree, Inc.(b)	43,427
380	Emerson Electric Co.	31,088
890	Omnivision Technologies, Inc.(b)	22,695
960	Waters Corp.(b)	41,021

		138,231

Entertainment (0.7%):
180	Harrah’s Entertainment, Inc.	12,946
440	International Speedway Corp., Class A	20,838
230	Speedway Motorsports, Inc.	8,246

		42,030

Environmental Services (0.1%):
700	Allied Waste Industries, Inc.(b)	7,497

Financial Services (5.8%):
540	A.G. Edwards, Inc.	24,138
800	Allied Capital Corp.	23,472
650	American Capital Strategies Ltd.	23,205
240	American Express Co.	12,931
890	CharterMac	19,642
1,640	Countrywide Financial Corp.	56,547
380	Eaton Vance Corp.	10,708
950	Friedman, Billings, Ramsey Group, Inc.	9,462
60	Goldman Sachs Group, Inc.	8,477
540	H & R Block, Inc.	12,042
160	Lehman Brothers Holdings, Inc.	23,352
140	The Bear Stearns Companies, Inc.	18,822
270	The Student Loan Corp.	59,262
750	WFS Financial, Inc.(b)	61,749

		363,809

Food—Distribution (0.3%):
360	SUPERVALU, INC.	11,376
120	Whole Foods Market, Inc.	7,666

		19,042

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services (3.1%):
2,910	Coca Cola Enterprises, Inc.	$57,182
1,990	Kraft Foods, Inc., Class A	59,878
1,950	Pilgrim’s Pride Corp., Class B	44,967
170	Smithfield Foods, Inc.(b)	4,493
230	The Hershey Co.	11,765
1,290	Tyson Foods, Inc., Class A	17,454

		195,739

Health Care (2.6%):
320	Aetna, Inc.	16,320
560	Amerigroup Corp.(b)	11,978
1,610	Beverly Enterprises, Inc.(b)	19,900
160	Cigna Corp.	19,640
730	Humana, Inc.(b)	37,719
540	IDEXX Laboratories, Inc.(b)	42,433
730	Kindred Healthcare, Inc.(b)	15,783

		163,773

Insurance (1.6%):
970	Fidelity National Financial, Inc.	36,627
210	Fremont General Corp.	4,981
640	Odyssey Re Holdings Corp.	15,027
395	Old Republic International Corp.	8,410
520	Protective Life Corp.	25,350
170	Torchmark Corp.	9,294

		99,689

Machinery & Equipment (0.7%):
70	Bucyrus International Inc., Class A	4,409
170	Caterpillar, Inc.	12,424
140	Deere & Co.	10,678
380	Graco, Inc.	15,834

		43,345

Media (1.1%):
860	DreamWorks Animation SKG, Inc.(b)	23,220
360	Hearst - Argyle Television, Inc.	8,593
3,580	Westwood One, Inc.	39,917

		71,730

Medical—Biotechnology (0.7%):
300	Bio-Rad Laboratories , Class A(b)	17,193
340	Invitrogen Corp.(b)	24,116

		41,309

Medical Equipment & Supplies (4.1%):
60	Bard (C.R.), Inc.	3,929
600	Becton Dickinson & Co.	38,310
470	Dade Behring Holdings, Inc.	17,146
380	Dentsply International, Inc.	21,656

Continued

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
860	Henry Schein, Inc.(b)	$40,119
915	Johnson & Johnson	52,750
200	Medtronic, Inc.	10,790
730	Owens & Minor, Inc.	23,280
1,070	Stryker Corp.	49,455

		257,435

Metals & Mining (2.1%):
5,320	Pan American Silver Corp.(b)	117,838
190	Southern Copper Corp.	15,134

		132,972

Metals—Processing & Fabrication (0.1%):
150	Steel Dynamics, Inc.	6,900

Office Equipment & Supplies (0.8%):
750	Herman Miller, Inc.	22,643
490	HNI Corp.	28,562

		51,205

Oil & Gas Exploration, Production and Services (4.5%):
160	Apache Corp.	10,707
1,940	BJ Services Co.	60,742
270	Devon Energy Corp.	15,830
650	Dresser-Rand Group, Inc.(b)	16,439
4,580	El Paso Corp.	59,906
850	FMC Technologies, Inc.(b)	39,882
380	Lone Star Technologies, Inc.(b)	18,886
530	Stone Energy Corp.(b)	21,942
190	Sunoco, Inc.	14,079
380	The Houston Exploration Co.(b)	21,979

		280,392

Oil—Integrated Companies (1.3%):
620	ConocoPhillips	37,795
490	Occidental Petroleum Corp.	44,855

		82,650

Paper Products (1.5%):
1,180	Kimberly-Clark Corp.	69,832
280	MeadWestvaco Corp.	7,790
430	Temple-Inland, Inc.	18,348

		95,970

Pharmaceuticals (10.3%):
840	Abbott Laboratories	37,111
740	Allergan, Inc.	80,111
1,100	Andrx Corp.(b)	21,560
2,200	Bristol-Myers Squibb Co.	50,820
90	Cardinal Health, Inc.	6,534

Shares	Security Description	Value
Common Stocks, continued:
Pharmaceuticals, continued:
850	Chiron Corp.(b)	$38,820
1,080	Eli Lilly & Co.	60,069
680	Medco Health Solutions, Inc.(b)	37,890
2,360	Merck & Co., Inc.	82,269
1,690	Mylan Laboratories, Inc.	38,870
360	Neurocrine Biosciences, Inc.(b)	23,620
670	Onyx Pharmaceuticals, Inc.(b)	19,095
660	OSI Pharmaceuticals, Inc.(b)	21,437
1,620	Pfizer, Inc.	42,428
410	Sepracor, Inc.(b)	23,497
1,700	Watson Pharmaceutical, Inc.(b)	50,966

		635,097

Printing & Publishing (0.4%):
420	The McClatchy Co., Class A	23,213

REITS (1.0%):
630	Kimco Realty Corp.	22,636
380	Public Storage, Inc.	29,648
290	Thornburg Mortgage, Inc.	7,531

		59,815

Restaurants (0.7%):
960	YUM! Brands, Inc.	45,792

Retail (6.4%):
410	American Eagle Outfitters, Inc.	10,430
280	bebe stores, Inc.(b)	4,808
500	Best Buy Co., Inc.	26,930
590	BJ’s Wholesale Club, Inc.(b)	18,679
2,730	Borders Group, Inc.	65,875
40	Ethan Allen Interiors, Inc.	1,628
200	Home Depot, Inc.	8,430
440	Kohl’s Corp.(b)	21,168
260	Nike, Inc., Class B	22,563
480	RadioShack Corp.	9,384
2,940	Rent-A-Center, Inc.(b)	68,620
490	Sears Holdings Corp.(b)	59,021
120	The Pantry Inc.(b)	7,100
280	Tiffany & Co.	10,396
1,320	Wal-Mart Stores, Inc.	59,875

		394,907

Semiconductors (5.0%):
960	Altera Corp.(b)	19,238
1,780	Intel Corp.	36,668
1,110	International Rectifier Corp.(b)	41,181
1,050	KLA-Tencor Corp.	54,842
1,620	Lam Research Corp.(b)	69,822
530	SanDisk Corp.(b)	31,980

Continued

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
690	Tessera Technologies, Inc.(b)	$21,549
440	Texas Instruments, Inc.	13,134
490	Varian Semiconductor Equipment Associates, Inc.(b)	23,108

		311,522

Technology (0.2%):
390	Intergraph Corp.(b)	14,141

Telecommunications (2.0%):
160	ALLTEL Corp.	10,104
1,230	Andrew Corp.(b)	16,679
535	AT&T, Inc.	14,761
2,900	Avaya, Inc.(b)	32,247
1,010	Juniper Networks, Inc.(b)	18,574
4,520	Lucent Technologies, Inc.(b)	12,656
340	United States Cellular Corp.(b)	18,683

		123,704

Tobacco & Tobacco Products (1.0%):
860	Altria Group, Inc.	61,834

Transportation & Shipping (1.2%):
Domestic (0.1%):
210	Swift Transportation Co., Inc.(b)	5,006

State Code Not Specified (1.1%):
20	CSX Corp.	1,108
490	EGL, Inc.(b)	19,821
10	GATX Corp.	397
80	SkyWest, Inc.	2,318
1,720	Southwest Airlines Co.	28,844
380	YRC Worldwide, Inc.(b)	18,179

		70,667

		75,673

Shares	Security Description	Value
Common Stocks, continued:
Utilities (0.3%):
330	WPS Resources Corp.	$17,342

Utilities—Electric (0.5%):
280	Allegheny Energy, Inc.(b)	10,013
410	TXU Corp.	21,480

		31,493

Utilities—Natural Gas (0.2%):
90	ONEOK, Inc.	2,753
530	The Williams Companies, Inc.	11,432
30	WGL Holdings, Inc.	924

		15,109

Total Common Stocks (Cost $5,746,657)		6,065,683

Investment Companies (2.3%):
690	iShares Goldman Sachs Software Index Fund	28,055
1,965	iShares S&P 500 Growth Index Fund	118,745

Total Investment Companies (Cost $146,542)		146,800

Investments in Affiliates (0.7%):
44,061	American Performance Institutional Cash Management Fund	44,061

Total Investments in Affiliates (Cost $44,061)		44,061

Total Investments (Cost $5,937,260)(a)—100.1%		6,256,544
Liabilities in excess of other assets—(0.1)%		(4,300)

Net Assets—100.0%		$6,252,244

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $30,855. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$455,607
Unrealized depreciation	(167,178)

Net unrealized appreciation	$288,429

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (93.7%):
Advertising (0.2%):
66	ADVO, Inc.	$2,122
500	Vertrue, Inc.(b)	22,030

		24,152

Aerospace/Defense (1.4%):
720	Armor Holdings, Inc.(b)	42,285
580	Curtiss-Wright Corp.	35,867
270	DRS Technologies, Inc.	14,248
520	Esterline Technologies Corp.(b)	21,653
380	FEI Co.(b)	7,604
1,180	FLIR Systems, Inc.(b)	30,491
1,200	Moog, Inc.(b)	40,272

		192,420

Airlines (0.3%):
800	Alaska Air Group, Inc.(b)	25,640
950	Mesa Air Group, Inc.(b)	10,849

		36,489

Apparel / Footwear (1.6%):
710	Brown Shoe Co., Inc.	33,867
840	Genesco, Inc.(b)	34,104
1,398	K-Swiss, Inc., Class A	40,793
250	Oxford Industries, Inc.	11,445
1,618	Quiksilver, Inc.(b)	23,461
50	Russell Corp.	714
910	Steven Madden, Ltd.	29,166
1,140	Stride Rite Corp.	15,846
900	Timberland Co.(b)	31,545
55	Wolverine World Wide, Inc.	1,213

		222,154

Automotive Parts (1.7%):
970	A.O. Smith Corp.	44,911
1,326	CLARCOR, Inc.	44,885
5,300	Dana Corp.	9,328
780	Group 1 Automotive, Inc.(b)	29,858
930	Modine Manufacturing Co.	26,087
900	Navistar International Corp.(b)	26,415
988	Oshkosh Truck Corp.	56,049

		237,533

Banking (4.6%):
1,630	BancorpSouth, Inc.	39,153
710	Bank of the Ozarks, Inc.	25,248
600	Capital Crossing Bank(b)	19,254
1,318	Chittenden Corp.	37,945
1,010	Columbia Banking System, Inc.	33,865
610	Corus Bankshares, Inc.	36,631
1,850	Dime Community Bancshares, Inc.	25,308

Shares	Security Description	Value
Common Stocks, continued:
Banking, continued:
660	Downey Financial Corp.	$41,942
1,046	East West Bancorp, Inc.	39,424
1,210	First Niagara Financial Group, Inc.	17,049
920	Hancock Holding Co.	41,078
400	Hanmi Financial Corp.	7,180
660	Independence Community Bank Corp.	27,047
1,270	Mid-State Bancshares	36,538
1,240	NewAlliance Bancshares, Inc.	17,596
1,270	Prosperity Bancshares, Inc.	36,652
690	Sterling Bancshares, Inc.	12,296
960	Suffolk Bancorp	32,938
3,460	TrustCo Bank Corp.	43,491
1,546	Umpqua Holdings Corp.	41,634
1,120	Wilshire Bancorp, Inc.	21,560

		633,829

Broadcasting/Cable (0.2%):
1,600	Cox Radio, Inc.(b)	22,128

Building Materials (2.2%):
1,500	ABM Industries, Inc.	27,675
451	Building Materials Holding Corp.	30,352
300	Eagle Materials, Inc.	16,239
375	Florida Rock Industries, Inc.	21,604
610	Genlyte Group, Inc.(b)	37,747
187	Griffon Corp.(b)	4,398
708	Hughes Supply, Inc.	32,745
1,190	Simpson Manufacturing Co., Inc.	46,517
720	Universal Forest Products, Inc.	44,518
450	USG Corp.(b)	38,016

		299,811

Business Equipment & Services (2.6%):
820	Administaff, Inc.	38,908
640	CDI Corp.	15,674
68	Checkpoint Systems, Inc.(b)	1,942
1,350	Convergys Corp.(b)	23,450
1,280	EPIQ Systems, Inc.(b)	28,122
440	FTI Consulting, Inc.(b)	12,294
910	Global Payments, Inc.	47,374
1,210	iPass, Inc.(b)	8,930
880	Labor Ready, Inc.(b)	21,622
480	LECG Corp.(b)	7,762
990	MAXIMUS, Inc.	36,145
570	SOURCECORP, Inc.(b)	14,592
890	Spherion Corp.(b)	8,882
890	Tetra Tech, Inc.(b)	15,851
745	United Stationers, Inc.(b)	36,878
1,399	Watson Wyatt & Co. Holdings	42,752

		361,178

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Casino Hotels (0.3%):
2,100	Ameristar Casinos, Inc.	$46,389

Chemicals (1.3%):
1,230	A. Schulman, Inc.	28,819
1,110	Fuller (H. B.) Co.	45,065
580	Lubrizol Corp.	25,091
1,850	NL Industries, Inc.	24,402
1,200	Olin Corp.	25,212
800	Terra Nitrogen Co., L.P.	18,240
2,807	Wellman, Inc.	17,628

		184,457

Commercial Services (0.3%):
35	Aaron Rents, Inc.	917
1,600	Advance America Cash Advance Centers, Inc.	22,256
540	NCO Group, Inc.(b)	12,134

		35,307

Computer Software & Services (4.8%):
1,421	Activision, Inc.(b)	17,763
400	Agilysys, Inc.	5,716
900	ANSYS, Inc.(b)	42,678
1,117	Brady Corp.	41,307
590	CACI International, Inc., Class A(b)	35,559
960	CIBER, Inc.(b)	5,558
604	Cognex Corp.	16,616
1,380	Dendrite International, Inc.(b)	18,354
900	EarthLink, Inc.(b)	8,928
3,600	Epicor Software Corp.(b)	44,712
1,050	FactSet Research Systems, Inc.	41,108
1,010	FileNET Corp.(b)	25,997
1,327	Hyperion Solutions Corp.(b)	44,521
1,100	Internet Security Systems, Inc.(b)	25,641
550	JDA Software Group, Inc.(b)	7,552
1,040	Mantech International Corp.(b)	29,224
430	MRO Software, Inc.(b)	6,338
600	Perot Systems Corp., Class A(b)	9,066
1,270	Progress Software Corp.(b)	37,084
2,060	Serena Software, Inc.(b)	49,234
700	Sybase, Inc.(b)	14,931
1,697	Take-Two Interactive Software, Inc.(b)	26,439
1,695	THQ, Inc.(b)	40,680
3,500	United Online, Inc.	42,035
1,000	WebEx Communications, Inc.(b)	27,880

		664,921

Computers & Peripherals (1.6%):
700	Anixter International, Inc.	32,025

Shares	Security Description	Value
Common Stocks, continued:
Computers & Peripherals, continued:
129	Avid Technology, Inc.(b)	$6,042
710	Black Box Corp.	33,924
570	Hutchinson Technology, Inc.(b)	15,681
1,000	Imation Corp.	43,851
830	Komag, Inc.(b)	38,877
700	Mercury Computer Systems, Inc.(b)	12,068
186	Paxar Corp.(b)	3,567
1,500	Western Digital Corp.(b)	33,375

		219,410

Construction (0.8%):
496	EMCOR Group, Inc.(b)	21,621
612	MDC Holdings, Inc.	37,509
50	NVR, Inc.(b)	37,650
430	URS Corp.(b)	18,744

		115,524

Consulting Services (0.3%):
6,700	SM&A(b)	45,024

Consumer Products (2.2%):
2,200	CNS, Inc.	45,738
1,200	Delta & Pine Land Co.	30,372
1,510	Fossil, Inc.(b)	25,700
1,130	Nautilus Group, Inc.	18,589
1,300	RC2 Corp.(b)	46,839
1,070	Russ Berrie & Company, Inc.	14,541
600	Silgan Holdings Inc	23,652
400	Snap-on, Inc.	15,568
1,400	Spectrum Brands Inc.(b)	26,698
960	Stanley Furniture Co., Inc.	24,480
1,000	The Yankee Candle Co., Inc.	29,040

		301,217

Consumer Services (0.4%):
2,200	priceline.com, Inc.(b)	54,010

Diversified Manufacturing Operations (2.1%):
910	Albany International Corp., Class A	33,825
762	AptarGroup, Inc.	40,424
740	Briggs & Stratton Corp.	26,255
47	Carbo Ceramics, Inc.	2,573
50	Hillenbrand Industry, Inc.	2,542
1,550	Lennox International, Inc.	49,833
1,700	Northwest Pipe Co.(b)	44,999
1,000	NS Group, Inc.(b)	40,790
628	Watts Water Technologies, Inc.	22,470
960	Woodward Governor Co.	30,864

		294,575

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Electronic Components/Instruments (2.5%):
46	Acuity Brands, Inc.	$1,817
700	Belden CDT, Inc.	18,046
774	Benchmark Electronics, Inc.(b)	27,260
870	CTS Corp.	10,745
870	Electro Scientific Industries, Inc.(b)	21,715
1,000	Landauer, Inc.	45,999
1,900	LoJack Corp.(b)	43,224
700	Measurement Specialties, Inc.(b)	17,094
1,280	Methode Electronics, Inc., Class A	15,706
400	Mettler-Toledo International, Inc.(b)	24,224
300	Molecular Devices Corp.(b)	9,549
1,620	Omnivision Technologies, Inc.(b)	41,310
525	Park Electrochemical Corp.	15,157
1,000	Trimble Navigation Ltd.(b)	40,910
740	Vicor Corp.	14,719

		347,475

Entertainment (0.9%):
360	Aztar Corp.(b)	10,865
3,000	Bluegreen Corp.(b)	47,611
500	International Speedway Corp., Class A	23,680
787	Polaris Industries, Inc.	39,389
334	Shuffle Master, Inc.(b)	8,727

		130,272

Financial Services (2.8%):
760	A.G. Edwards, Inc.	33,972
700	Accredited Home Lenders Holding Co.(b)	37,317
590	AllianceBernstein Holding LP	37,919
500	Apollo Investment Corp.	9,395
1,320	ASTA Funding, Inc.	45,962
289	Coinstar, Inc.(b)	7,456
850	CompuCredit Corp.(b)	32,130
2,090	eFunds Corp.(b)	56,598
935	Investment Technology Group, Inc.(b)	42,524
200	iStar Financial, Inc.	7,620
1,180	Janus Capital Group, Inc.	25,877
800	The First Marblehead Corp.	28,944
610	World Acceptance Corp.(b)	15,726

		381,440

Food Products & Services (2.4%):
1,380	Corn Products International, Inc.	37,205
1,508	Flowers Foods, Inc.	41,470
1,170	Hain Celestial Group, Inc.(b)	27,308
1,360	J & J Snack Foods, Inc.	46,172
3,100	M&F Worldwide Corp.(b)	51,150
1,570	Nature’s Sunshine Products, Inc.	26,643
860	Performance Food Group Co.(b)	25,258

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services, continued:
1,100	Premium Standard Farms, Inc.	$16,500
630	Ralcorp Holdings, Inc.(b)	24,331
870	United Natural Foods, Inc.(b)	28,936

		324,973

Health Care (3.7%):
2,900	American Dental Partners, Inc.(b)	37,787
1,250	Amerigroup Corp.(b)	26,738
580	Amsurg Corp.(b)	12,708
420	Arthrocare Corp.(b)	18,971
1,400	Centene Corp.(b)	38,290
356	Cerner Corp.(b)	14,820
201	Coventry Health Care, Inc.(b)	11,984
650	Cross Country Healthcare, Inc.(b)	11,902
550	Health Net, Inc.(b)	26,373
810	Healthways, Inc.(b)	35,276
10	Hooper Holmes, Inc.	28
360	Humana, Inc.(b)	18,601
596	IDEXX Laboratories, Inc.(b)	46,834
700	Kindred Healthcare, Inc.(b)	15,134
1,070	Odyssey Healthcare, Inc.(b)	20,137
501	Pediatrix Medical Group, Inc.(b)	47,284
500	RehabCare Group, Inc.(b)	10,090
1,160	Sierra Health Services, Inc.(b)	48,359
1,040	Sunrise Senior Living, Inc.(b)	36,878
138	United Surgical Partners International, Inc.(b)	4,851
308	UnitedHealth Group, Inc.	17,935
140	Wellpoint, Inc.(b)	10,751

		511,731

Home Builders (2.0%):
485	Beazer Homes USA, Inc.	30,773
610	M/I Homes, Inc.	25,693
710	Meritage Corp.(b)	41,556
2,800	Orleans Homebuilders, Inc.	54,713
480	Ryland Group, Inc.	33,480
888	Standard Pacific Corp.	29,171
900	WCI Communities, Inc.(b)	22,716
400	William Lyon Homes, Inc.(b)	34,040

		272,142

Insurance (4.8%):
590	AmerUs Group Co.	35,548
700	Baldwin & Lyons, Inc., Class B	17,325
800	Bristol West Holdings, Inc.	14,832
560	Conseco, Inc.(b)	13,910
803	Delphi Financial Group, Inc.	41,820
400	Direct General Corp.	6,396

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Insurance, continued:
700	First American Corp.	$29,512
400	FPIC Insurance Group, Inc.(b)	14,056
1,569	Fremont General Corp.	37,217
800	Hilb, Rogal & Hobbs Co.	30,920
600	Horace Mann Educators Corp.	11,190
742	LandAmerica Financial Group, Inc.	49,491
1,100	National Interstate Corp.	23,441
187	National Western Life Insurance Co., Class A	41,712
700	Odyssey Re Holdings Corp.	16,436
486	Philadelphia Consolidated Holding Corp.(b)	52,002
910	ProAssurance Corp.(b)	46,674
400	Safety Insurance Group, Inc	17,292
798	Selective Insurance Group, Inc.	43,268
830	Stewart Information Services Corp.	38,969
1,170	UICI	42,927
1,200	Universal American Financial Corp.(b)	18,180
406	Zenith National Insurance Corp.	20,909

		664,027

Machinery & Equipment (2.8%):
1,300	AGCO Corp.(b)	25,415
550	Gardner Denver, Inc.(b)	33,748
619	IDEX Corp.	29,248
700	JLG Industries, Inc.	41,293
620	Roper Industries, Inc.	27,943
700	Stewart & Stevenson Services, Inc.	24,115
1,032	Timken Co.	29,598
1,107	Toro Co.	51,065
670	Tractor Supply Co.(b)	42,331
490	W.W. Grainger, Inc.	36,280
585	Watsco, Inc.	40,728

		381,764

Medical—Biotechnology (0.9%):
430	Biosite, Inc.(b)	23,254
745	Enzo Biochem, Inc.(b)	9,812
666	Pharmaceutical Product Development, Inc.	46,347
640	Techne Corp.(b)	38,061

		117,474

Medical Equipment & Supplies (4.0%):
4,800	Anika Therapeutics, Inc.(b)	65,857
700	CONMED Corp.(b)	13,552
507	Cooper Companies, Inc.	26,602
480	Datascope Corp.	18,312
705	Diagnostic Products Corp.	32,536

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
430	Greatbatch, Inc.(b)	$9,507
209	Haemonetics Corp.(b)	10,826
660	Immucor, Inc.(b)	19,681
743	Intermagnetics General Corp.(b)	21,844
720	Invacare Corp.	22,543
3,500	Lifecore Biomedical, Inc.(b)	45,780
49	Mentor Corp.	2,109
770	Merit Medical Systems, Inc.(b)	10,973
790	Owens & Minor, Inc.	25,193
92	Per-Se Technologies, Inc.(b)	2,324
1,150	PolyMedica Corp.	46,506
768	ResMed, Inc.(b)	31,173
1,048	Respironics, Inc.(b)	38,105
1,030	Sybron Dental Specialties, Inc.(b)	39,408
100	USANA Health Sciences, Inc.(b)	4,315
1,140	Viasys Healthcare, Inc.(b)	33,265
620	Vital Signs, Inc.	31,657

		552,068

Metals—Processing & Fabrication (4.1%):
500	Carpenter Technology Corp.	41,795
725	Century Aluminum Co.(b)	25,803
349	Cleveland Cliffs, Inc.	30,031
625	Commercial Metals Co.	28,306
840	Encore Wire Corp.(b)	26,200
914	Maverick Tube Corp.(b)	42,528
1,340	Metal Management, Inc.	37,801
900	Mueller Industries, Inc.	29,709
280	Nucor Corp.	24,094
735	Quanex Corp.	45,621
410	Reliance Steel & Aluminum Co.	33,780
850	Ryerson Tull, Inc.	21,454
1,390	Schnitzer Steel Industries, Inc.	43,229
1,210	Shaw Group, Inc.(b)	40,354
1,018	Steel Dynamics, Inc.	46,828
740	Steel Technologies, Inc.	20,417
1,200	Worthington Industries, Inc.	23,520

		561,470

Oil & Gas Exploration, Production and Services (5.7%):
2,000	Barnwell Industries, Inc.	45,800
660	Cabot Oil & Gas Corp.	29,872
1,000	Cal Dive International, Inc.(b)	35,210
2,500	Callon Petroleum Co.(b)	44,200
1,110	Cimarex Energy Co.	47,353
1,500	Comstock Resources, Inc.(b)	42,150
900	Encore Acquisition Co.(b)	27,576
454	Frontier Oil Corp.	20,998
3,000	Grey Wolf, Inc.(b)	20,820

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
10	Gulf Island Fabrication, Inc.	$227
800	Harvest Natural Resources, Inc.(b)	7,208
760	Headwaters, Inc.(b)	28,211
200	Holly Corp.	11,940
420	Hydril Co.(b)	28,283
820	Lone Star Technologies, Inc.(b)	40,754
570	Oceaneering International, Inc.(b)	31,430
370	Petroleum Development Corp.(b)	15,914
900	PrimeEnergy Corp.(b)	53,099
881	Remington Oil & Gas Corp.(b)	36,914
1,006	St. Mary Land & Exploration Co.	38,620
728	Stone Energy Corp.(b)	30,139
920	Swift Energy Co.(b)	35,659
795	TETRA Technologies, Inc.(b)	29,892
10	The Houston Exploration Co.(b)	578
812	Unit Corp.(b)	43,174
300	W&T Offshore, Inc.	11,673
680	World Fuel Services Corp.	20,604

		778,298

Oil—Integrated Companies (0.8%):
482	BP Prudhoe Bay Royalty Trust	32,631
724	Dominion Resources Black Warrior Trust	32,399
1,000	San Juan Basin Royalty Trust	39,770

		104,800

Paper Products (0.6%):
780	Louisiana-Pacific Corp.	22,175
6,100	Xerium Technologies, Inc.	56,425

		78,600

Pharmaceuticals (1.6%):
610	Alpharma, Inc., Class A	18,453
400	Andrx Corp.(b)	7,840
440	Bradley Pharmaceuticals, Inc.(b)	5,192
3,400	Mannatech, Inc.	45,526
422	Medco Health Solutions, Inc.(b)	23,514
410	Medicis Pharmaceutical Corp., Class A	11,660
1,570	NBTY, Inc.(b)	34,383
930	PAREXEL International Corp.(b)	23,827
1,800	PRA International(b)	47,429

		217,824

Printing & Publishing (1.3%):
2,500	Cadmus Communications Corp.	47,324
800	Consolidated Graphics, Inc.(b)	40,856
860	Global Imaging Systems, Inc.(b)	31,046
920	John H. Harland Co.	33,295
1,110	Thomas Nelson, Inc.	32,468

		184,989

Shares	Security Description	Value
Common Stocks, continued:
Raw Materials (0.4%):
600	Alliance Resource Partners LP	$22,146
810	AMCOL International Corp.	22,364
464	Massey Energy Co.	17,261

		61,771

Real Estate (0.3%):
2,300	Tarragon Corp.(b)	44,459

Recreational Products (1.3%):
900	Arctic Cat, Inc.	21,600
4,500	Escalade, Inc.	51,030
930	K2, Inc.(b)	10,602
1,070	SCP Pool Corp.	46,513
1,610	Winnebago Industries, Inc.	51,713

		181,458

REITS (2.2%):
400	Agree Realty Corp.	12,484
1,700	American Home Mortgage Investment Corp.	48,450
600	American Land Lease, Inc.	16,008
2,055	Annaly Mortgage Management, Inc.	24,146
1,100	Anthracite Capital, Inc.	11,792
500	BRT Realty Trust	12,950
1,100	Capital Lease Funding, Inc.	11,924
400	Centracore Properties Trust	10,808
2,900	Impac Mortgage Holdings, Inc.	24,099
800	MortgageIT Holdings, Inc.	9,320
600	New Century Financial Corp.	23,250
100	New York Mortgage Trust, Inc.	566
600	One Liberty Properties, Inc.	12,156
100	PMC Commercial Trust	1,276
1,231	RAIT Investment Trust	33,606
710	Redwood Trust, Inc.	29,437
400	Universal Health Realty Income Trust	14,100

		296,372

Restaurants (1.9%):
1,100	CBRL Group, Inc.	48,872
628	CEC Entertainment, Inc.(b)	20,448
3,100	Checkers Drive-In Restaurants, Inc.(b)	45,539
980	Jack In the Box, Inc.(b)	39,200
56	Landry’s Seafood Restaurants, Inc.(b)	1,729
830	Lone Star Steakhouse & Saloon, Inc.	22,377
1,160	Papa John’s International, Inc.(b)	38,164
558	RARE Hospitality International, Inc.(b)	17,856
1,620	Ryan’s Restaurant Group, Inc.(b)	21,400

		255,585

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail (4.6%):
800	Aeropostale, Inc.(b)	$22,952
1,120	Burlington Coat Factory Warehouse Corp.	50,444
1,050	Casey’s General Stores, Inc.	27,542
1,740	Cato Corp., Class A	36,314
789	Children’s Place Retail Stores, Inc.(b)	36,823
1,300	Christopher & Banks Corp.	28,509
70	Ethan Allen Interiors, Inc.	2,850
1,540	Finish Line, Inc., Class A	25,780
80	Fred’s, Inc.	1,118
500	Furniture Brands International, Inc.	12,360
468	GameStop Corp., Class A(b)	18,734
1,210	Gymboree Corp.(b)	27,661
1,050	Hibbet Sporting Goods, Inc.(b)	33,684
80	Insight Enterprises, Inc.(b)	1,722
560	J. Jill Group, Inc.(b)	13,233
80	Jo-Ann Stores, Inc.(b)	1,064
52	Longs Drug Stores Corp.	1,995
1,500	Marinemax, Inc.(b)	46,289
1,914	Movie Gallery, Inc.	6,106
1,000	Pacific Sunwear of California, Inc.(b)	23,810
151	Sears Holdings Corp.(b)	18,188
1,550	Stein Mart, Inc.	25,854
500	The Buckle, Inc.	19,125
399	The Men’s Wearhouse, Inc.(b)	12,497
2,100	The Sportsman’s Guide, Inc.(b)	53,108
1,250	Too, Inc.(b)	38,037
700	Tuesday Morning Corp.	15,407
1,150	Zale Corp.(b)	29,958

		631,164

Semiconductors (4.2%):
870	Actel Corp.(b)	12,693
1,960	Aeroflex, Inc.(b)	25,480
1,050	Applied Industrial Technologies, Inc.	44,919
640	ATMI, Inc.(b)	19,219
1,506	Brooks Automation, Inc.(b)	23,629
590	Coherent, Inc.(b)	19,151
890	Cohu, Inc.	18,797
740	Cymer, Inc.(b)	33,285
1,520	DSP Group, Inc.(b)	40,888
2,600	Emulex Corp.(b)	46,280
931	Entegris, Inc.(b)	9,738
960	Exar Corp.(b)	11,952
4,500	IXYS Corp.(b)	48,150
1,550	Microsemi Corp.(b)	47,663
510	MKS Instruments, Inc.(b)	11,404
610	Photronics, Inc.(b)	10,718

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
910	Power Integrations, Inc.(b)	$22,595
410	Rudolph Technologies, Inc.(b)	6,757
1,220	Semitool, Inc.(b)	15,409
2,760	Skyworks Solutions, Inc.(b)	14,518
960	Standard Microsystems Corp.(b)	31,219
700	Ultratech Stepper, Inc.(b)	13,993
950	Varian Semiconductor Equipment Associates, Inc.(b)	44,802

		573,259

Technology (1.1%):
810	Dionex Corp.(b)	44,445
930	Inter-Tel, Inc.	18,256
1,190	Intergraph Corp.(b)	43,149
900	Micros Systems, Inc.(b)	38,961

		144,811

Telecommunications (3.1%):
1,200	Atlantic Tele-Network, Inc.	47,400
80	Audiovox Corp.(b)	1,022
70	C-COR, Inc.(b)	497
4,500	CalAmp Corp.(b)	45,225
5,100	Centennial Communications Corp.	38,709
1,500	Comtech Telecommunications Corp.(b)	46,995
2,800	EMS Technologies, Inc.(b)	49,000
250	Golden Telecom, Inc.	7,495
670	J2 Global Communications, Inc.(b)	29,212
200	Plantronics, Inc.	6,912
1,100	Preformed Line Products Company	45,155
1,230	Symmetricom, Inc.(b)	11,033
1,700	USA Mobility, Inc.	48,994
1,910	ViaSat, Inc.(b)	51,283

		428,932

Tobacco & Tobacco Products (0.2%):
560	Universal Corp.	22,775

Transportation & Shipping (2.7%):
200	Alexander & Baldwin, Inc.	9,746
860	Arkansas Best Corp.	35,742
535	Bristow Group, Inc.(b)	15,975
1,020	EGL, Inc.(b)	41,259
496	Forward Air Corp.	17,598
1,835	Heartland Express, Inc.	42,444
115	Kirby Corp.(b)	7,050
1,905	Knight Transportation, Inc.	37,700
1,110	Landstar System, Inc.	51,714
1,580	SkyWest, Inc.	45,772
400	Thor Industries, Inc.	18,880

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
600	Werner Enterprises, Inc.	$11,658
674	YRC Worldwide, Inc.(b)	32,244

		367,782

Utilities (0.3%):
670	WPS Resources Corp.	35,209

Utilities—Natural Gas (1.6%):
1,108	Energen Corp.	39,589
832	New Jersey Resources Corp.	37,440
830	NICOR, Inc.	35,632
860	Piedmont Natural Gas Co., Inc.	21,259
1,032	Southwestern Energy Co. (b)	33,117
1,040	UGI Corp.	23,348
1,120	WGL Holdings, Inc.	34,496

		224,881

	Total Common Stocks (Cost $9,847,092)	12,868,333

Shares	Security Description	Value
Investment Companies (5.4%):
9,620	iShares Russell 2000 Index Fund	$697,450
803	iShares S&P Smallcap 600 Index Fund	49,947

	Total Investment Companies (Cost $598,257)	747,397

Investments in Affiliates (0.9%):
125,683	American Performance Institutional Cash Management Fund	125,683

Total Investments in Affiliates (Cost $125,683)		125,683

Total Investments (Cost $10,571,032)(a)—100.0%		13,741,413
Other assets in excess of liabilities—0.0%		4,702

Net Assets—100.0%		$13,746,115

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $10,344. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.	$3,476,679
Unrealized depreciation.	(316,642)

Net unrealized appreciation.	$3,160,037

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements

February 28, 2006

(Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) were organized on October 1, 1987, as a Massachusetts business trust, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. The Trust presently offers shares of the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, the Institutional Tax-Free Money Market Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the Growth Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund (individually referred to as a “Fund” and collectively, “the Trust” or “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Funds are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) fees paid by Investor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, and the Institutional Tax-Free Money Market Fund (“the Money Market Funds”) have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the Growth Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund (“the Variable Net Asset Value Funds”).

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent national pricing service approved by the Board of Trustees.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2006

(Unaudited)

Domestic Equity Securities are valued at the closing price on the exchange or market where the security is principally traded, except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing trend service. Short term fixed income securities are valued at amortized cost, which approximates current value.

Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed ended mutual funds are valued at their fair values based upon the latest available closing price.

Repurchase agreements will be valued at original cost.

Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Funds’ pricing committee under the supervision of the Board of Trustees.

Security Transactions and Related Income:

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

Restricted and Illiquid Securities:

The Variable Net Asset Value Funds will not invest more than 15% of their net assets and the Money Market Funds will not invest more than 10% of their net assets in Section 4(2) paper and illiquid securities unless the investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper or illiquid securities held by a Fund in excess of this level is at all time liquid.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign government laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2006

(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, the Institutional Tax-Free Money Market Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the Growth Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains of losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense.

3.	Related Party Transactions:

BOk Investment Advisers, Inc. (“BOkIA”), a separate, wholly-owned subsidiary of Bank of Oklahoma, NA (“BOk”), serves as investment adviser to the Funds. Under the terms of the Investment Advisory Agreement, BOkIA is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund	0.40%
Institutional U.S. Treasury Fund	0.15%
Cash Management Fund	0.40%
Institutional Cash Management Fund	0.15%
Institutional Tax-Free Money Market Fund	0.15%
Intermediate Tax-Free Bond Fund	0.55%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2006

(Unaudited)

Annual Advisory Fee (as a percentage of net assets)
Short-Term Income Fund	0.55%
Intermediate Bond Fund	0.55%
Bond Fund	0.55%
Balanced Fund	0.74%
U.S. Tax-Efficient Large Cap Equity Fund	0.69%
Growth Equity Fund	0.69%
U.S. Tax-Efficient Small Cap Equity Fund	0.69%

BOkIA serves the Trust as Administrator for which it is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds except for the U.S. Treasury Fund and Cash Management Fund for which BOkIA is entitled to an annual fee of 0.195%. Under a Sub-Administration Agreement BOkIA pays BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) a fee of up to 0.03% of each Fund’s (except for the Institutional Tax-Free Money Market Fund) average daily net assets to perform certain administrative duties for the Trust. The fees paid to BISYS Ohio by BOkIA for such services come out of BOkIA’s fees and are not an additional charge to the Funds.

BOk serves the Trust as custodian for which it is paid a fee up to 0.03% of each Fund’s average daily net assets.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Ohio are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Trust are affiliated, are paid no fees directly by the Trust for serving as officers of the Trust. BISYS Ohio also serves the Trust as transfer agent and fund accountant. Under its Transfer Agency Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee of 0.02% of each Fund’s average daily net assets (excluding the Institutional Tax-Free Money Market Fund), an annual fee per account and out of pocket charges. Under its Fund Accounting Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund, Cash Management Fund and Institutional Tax-Free Money Market Fund), plus out of pocket charges, to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, BISYS Ohio is entitled to receive an annual fee of 0.025% of the average daily net assets of each Fund for fund accounting services. Under the Omnibus Fee Agreement with the Institutional Tax-Free Money Market Fund, BISYS Ohio is entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets for providing fund accounting, transfer agency, and sub-administration services.

The Trust (except for the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund) has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds Investor Shares are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Investor Shares, and may be used by BISYS to pay banks, including BOk, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended February 28, 2006, BISYS received $8,902 from commissions earned on sales of shares of the variable net asset value funds, $8,889 of which was reallowed to affiliated broker/dealers of the Funds. Effective January 1, 2006, the Variable Net Asset Value Funds ceased charging commissions on sales of the Funds shares.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2006

(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 2006 are as follows:

	Purchases	Sales
Intermediate Tax-Free Bond Fund	$—	$10,981,384
Short-Term Income Fund	57,148,086	59,134,432
Intermediate Bond Fund	14,053,018	9,187,666
Bond Fund	13,010,385	9,802,334
Balanced Fund	42,624,563	40,821,571
U.S. Tax-Efficient Large Cap Equity Fund	13,320,150	15,714,804
Growth Equity Fund	31,320,345	38,498,440
U.S. Tax-Efficient Small Cap Equity Fund	3,860,202	3,289,297

5.	Concentration of Credit Risk:

The Institutional Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Institutional Tax-Free Money Market Fund had the following concentration by industry sector as of February 28, 2006, (as a percentage of value):

Institutional Tax-Free Money Market Fund
Development	7.31%
Education	9.52%
Facilities	12.61%
Higher Education	2.21%
Investment Companies	4.51%
Medical	17.86%
Multi-Family Housing	3.39%
Pollution	12.69%
Transportation	9.49%
Utilities	10.34%
Water	10.08%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2006

(Unaudited)

The Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2006, (as a percentage of value):

Intermediate Tax-Free Bond Fund
Development	5.29%
Education	24.73%
Facilities	15.08%
General Obligation	16.57%
Higher Education	10.69%
Investment Companies	5.04%
Medical	7.26%
Multi-Family Housing	0.03%
Pollution	0.41%
Transportation	2.12%
Utilities	1.74%
Water	11.05%

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At August 31, 2005, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
U.S. Treasury Fund	$333	2013
Institutional Cash Management Fund	518	2012
Institutional Cash Management Fund	9,781	2013
Short-Term Income Fund	434,657	2012
Short-Term Income Fund	1,765,022	2013
Intermediate Bond Fund	394,155	2013
U.S. Tax-Efficient Large Cap Equity Fund	21,286,266	2011
Growth Equity Fund	3,250,730	2010
Growth Equity Fund	6,176,932	2011

To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders. The Balanced Fund, U.S. Tax-Efficient Large Cap Equity Fund and Growth Equity utilized $1,744,106, $7,563,013 and $6,311,436, respectively, of the net capital loss carryforwards during the fiscal year ended August 31, 2005.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2006

(Unaudited)

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2005 and 2004 were as follows:

	Distributions paid from:
2005	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Tax Return of Capital	Total Distributions Paid
U.S. Treasury Fund	$11,202,551	$—	$11,202,551	$—	$—	$11,202,551	*
Institutional U.S. Treasury Fund	5,326,449	—	5,326,449	—	—	5,326,449	*
Cash Management Fund	13,206,558	—	13,206,558	—	—	13,206,558	*
Institutional Cash Management Fund	5,705,137	—	5,705,137	—	—	5,705,137	*
Institutional Tax-Free Money Market Fund	—	—	—	1,499,036	—	1,499,036	*
Intermediate Tax-Free Bond Fund	344	81,256	81,600	1,029,147	—	1,110,747	*
Short-Term Income Fund	8,948,080	—	8,948,080	—	—	8,948,080	*
Intermediate Bond Fund	3,441,393	—	3,441,393	—	—	3,441,393	*
Bond Fund	2,090,937	80,781	2,171,718	—	—	2,171,718	*
Balanced Fund	1,747,693	—	1,747,693	—	—	1,747,693
U.S. Tax-Efficient Large Cap Equity Fund	330,666	—	330,666	—	—	330,666
Growth Equity Fund	332,485	—	332,485	—	—	332,485
U.S. Tax-Efficient Small Cap Equity Fund	173,410	2,744,995	2,918,405	—	—	2,918,405

	Distributions paid from:
2004	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Tax Return of Capital	Total Distributions Paid
U.S. Treasury Fund	$1,895,288	$—	$1,895,288	$—	$—	$1,895,288	*
Institutional U.S. Treasury Fund	1,054,667	—	1,054,667	—	—	1,054,667	*
Cash Management Fund	3,900,316	—	3,900,316	—	—	3,900,316	*
Institutional Cash Management Fund	2,607,552	—	2,607,552	—	—	2,607,552	*
Intermediate Tax-Free Bond Fund	13	54,613	54,626	1,364,128	—	1,418,754	*
Short-Term Income Fund	9,490,184	280,814	9,770,998	—	—	9,770,998	*
Intermediate Bond Fund	5,806,217	68,998	5,875,215	—	—	5,875,215	*
Bond Fund	3,861,046	760,014	4,621,060	—	—	4,621,060	*
Balanced Fund	1,375,143	—	1,375,143	—	—	1,375,143
U.S. Tax-Efficient Large Cap Equity Fund	473,355	—	473,355	—	—	473,355
Growth Equity Fund	238,903	—	238,903	—	—	238,903
U.S. Tax-Efficient Small Cap Equity Fund	9,925	—	9,925	—	—	9,925

*	Total distributions paid differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2006

(Unaudited)

As of August 31, 2005 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses**	Unrealized Appreciation/ (Depreciation)***	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$1,588,799	$—	$1,588,799	$(1,546,470)	$(333)	$—	$41,996
Institutional U.S. Treasury Fund	669,359	—	669,359	(667,961)	—	—	1,398
Cash Management Fund	2,184,303	—	2,184,303	(2,120,970)	—	—	63,333
Institutional Cash Management Fund	759,879	—	759,879	(758,890)	(20,437)	—	(19,448)
Institutional Tax-Free Money Market Fund	507,341	—	507,341	(507,341)	—	—	—
Intermediate Tax-Free Bond Fund	—	70,089	70,089	(67,126)	—	893,113	896,076
Short-Term Income Fund	1,532,243	—	1,532,243	(836,270)	(3,047,316)	(565,212)	(2,916,555)
Intermediate Bond Fund	525,284	—	525,284	(290,591)	(605,857)	676,971	305,807
Bond Fund	320,989	45,237	366,226	(187,876)	—	1,162,151	1,340,501
Balanced Fund	782,446	2,944,844	3,727,290	—	—	7,649,949	11,377,239
U.S. Tax-Efficient Large Cap Equity Fund	23,669	—	23,669	—	(21,286,266)	3,963,785	(17,298,812)
Growth Equity Fund	—	—	—	—	(9,427,662)	1,053,835	(8,373,827)
U.S. Tax-Efficient Small Cap Equity Fund	580,140	—	580,140	—	(31,681)	2,700,866	3,249,325

**	See footnote 6 regarding the capital loss carry forwards and below for post-October losses.
***	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

7.	Other Federal Income Tax Information (Unaudited):

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended August 31, 2005, the Funds deferred post October capital losses were as follows:

Fund	Post-October Capital Losses

Institutional Cash Management	$10,138
Short-Term Income Fund	847,637
Intermediate Bond Fund	211,702
U.S. Tax-Efficient Small Cap Equity Fund	31,681

For the year ended August 31, 2005 certain distributions paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Concluded

February 28, 2006

(Unaudited)

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended August 31, 2005 qualify for the corporate dividends received deduction for the following Funds:

Fund	Percentage
Balanced Fund	50.35%
U.S. Tax-Efficient Large Cap Equity Fund	100.00%
Growth Equity Fund	100.00%
U.S. Tax-Efficient Small Cap Equity Fund	22.74%

8.	Subsequent Event

On March 31, 2006, the Growth Equity Fund was liquidated.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	U.S. Treasury Fund
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.016		0.018	0.004	0.006	0.013	0.045

Total from Investment Activities	0.016		0.018	0.004	0.006	0.013	0.045

Distributions
Net investment income	(0.016)		(0.018)	(0.004)	(0.006)	(0.013)	(0.045)

Total Distributions	(0.016)		(0.018)	(0.004)	(0.006)	(0.013)	(0.045)

Net Asset Value, End of Year	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.65	%(a)	1.77%	0.35%	0.58%	1.29%	4.63%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$750,869		$693,510	$630,933	$605,625	$611,568	$626,404
Ratio of expenses to average net assets	0.71	%(b)	0.72%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	3.32	%(b)	1.77%	0.35%	0.58%	1.28%	4.51%
Ratio of expenses to average net assets*	0.96	%(b)	0.97%	0.95%	0.95%	0.95%	0.95%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Institutional U.S. Treasury Fund
	Six Months Ended February 28, 2006		Year Ended August 31,			Period Ended August 31, 2002(a)
			2005	2004	2003
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.019		0.022	0.008	0.010	0.014

Total from Investment Activities	0.019		0.022	0.008	0.010	0.014

Distributions
Net investment income	(0.019)		(0.022)	(0.008)	(0.010)	(0.014)

Total Distributions	(0.019)		(0.022)	(0.008)	(0.010)	(0.014)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	1.87	%(b)	2.24%	0.79%	1.02%	1.37	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$226,127		$277,300	$182,345	$77,647	$53,005
Ratio of expenses to average net assets	0.27	%(c)	0.27%	0.26%	0.26%	0.26	%(c)
Ratio of net investment income to average net assets	3.75	%(c)	2.25%	0.79%	0.99%	1.58	%(c)
Ratio of expenses to average net assets*	0.47	%(c)	0.48%	0.46%	0.51%	0.53	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period October 19, 2001 (commencement of operations) through August 31, 2002.
(b)	Not annualized.
(c)	Annualized.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Cash Management Fund
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.017		0.019	0.006	0.009	0.017	0.049

Total from Investment Activities	0.017		0.019	0.006	0.009	0.017	0.049

Distributions
Net investment income	(0.017)		(0.019)	(0.006)	(0.009)	(0.017)	(0.049)

Total Distributions	(0.017)		(0.019)	(0.006)	(0.009)	(0.017)	(0.049)

Net Asset Value, End of Year	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.74	%(a)	1.94%	0.60%	0.85%	1.67%	4.99%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$921,427		$823,358	$661,759	$672,857	$892,477	$731,152
Ratio of expenses to average net assets	0.57	%(b)	0.57%	0.55%	0.55%	0.54%	0.54%
Ratio of net investment income to average net assets	3.49	%(b)	1.95%	0.60%	0.87%	1.64%	4.81%
Ratio of expenses to average net assets*	0.96	%(b)	0.97%	0.95%	0.95%	0.94%	0.94%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Institutional Cash Management Fund
	Six Months Ended February 28, 2006		Year Ended August 31,		Period Ended August 31, 2003(a)
			2005	2004
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.019		0.022	0.009	0.009

Total from Investment Activities	0.019		0.022	0.009	0.009

Distributions
Net investment income	(0.019)		(0.022)	(0.009)	(0.009)

Total Distributions	(0.019)		(0.022)	(0.009)	(0.009)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000

Total Return	1.90	%(b)	2.22%	0.88%	0.87	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$587,059		$307,069	$250,970	$301,500
Ratio of expenses to average net assets	0.27	%(c)	0.27%	0.26%	0.12	%(c)
Ratio of net investment income to average net assets	3.86	%(c)	2.22%	0.87%	1.05	%(c)
Ratio of expenses to average net assets*	0.48	%(c)	0.49%	0.46%	0.47	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period November 22, 2002 (commencement of operations) through August 31, 2003.
(b)	Not annualized.
(c)	Annualized.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Institutional Tax-Free Money Market
	Six Months Ended February 28, 2006		Period Ended August 31, 2005(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000

Investment Activities
Net investment income	0.013		0.009

Total from Investment Activities	0.013		0.009

Distributions
Net investment income	(0.013)		(0.009)

Total Distributions	(0.013)		(0.009)

Net Asset Value, End of Period	$1.000		$1.000

Total Return	1.36	%(b)	0.93	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$240,526		$260,835
Ratio of expenses to average net assets	0.18	%(c)	0.18	%(c)
Ratio of net investment income to average net assets	2.71	%(c)	2.38	%(c)
Ratio of expenses to average net assets*	0.52	%(c)	0.59	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period April 11, 2005 (commencement of operations) through August 31, 2005.
(b)	Not annualized.
(c)	Annualized.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Intermediate Tax-Free Bond Fund—Investor Shares
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$10.85		$10.99	$10.85	$11.00	$10.97	$10.56

Investment Activities
Net investment income	0.19	(a)	0.35	0.36	0.39	0.46	0.47
Net realized/unrealized gains (losses) on investment transactions	(0.15)		(0.12)	0.17	(0.12)	0.08	0.42

Total from Investment Activities	0.04		0.23	0.53	0.27	0.54	0.89

Distributions
Net investment income	(0.15)		(0.34)	(0.39)	(0.39)	(0.46)	(0.47)
Net realized gains on investment transactions	(0.14)		(0.03)	—	(0.03)	(0.05)	(0.01)

Total Distributions	(0.29)		(0.37)	(0.39)	(0.42)	(0.51)	(0.48)

Net Asset Value, End of Year	$10.60		$10.85	$10.99	$10.85	$11.00	$10.97

Total Return*	0.40	%(b)	2.11%	5.00%	2.47%	5.09%	8.57%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$3,767		$29,630	$33,734	$41,653	$34,680	$28,618
Ratio of expenses to average net assets	0.83	%(c)	0.81%	0.72%	0.72%	0.76%	0.75%
Ratio of net investment income to average net assets	3.15	%(c)	3.22%	3.36%	3.52%	4.18%	4.37%
Ratio of expenses to average net assets*	1.28	%(c)	1.26%	1.17%	1.17%	1.21%	1.20%
Portfolio turnover(d)	0.00%		6.64%	11.80%	19.52%	10.22%	9.20%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Intermediate Tax-Free Bond Fund—Institutional Shares
	For the Period Ended February 28, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.61

Investment Activities
Net investment income	0.06
Net realized/unrealized losses on investment transactions	(0.01)

Total from Investment Activities	0.05

Distributions
Net investment income	(0.05)

Total Distributions	(0.05)

Net Asset Value, End of Year	$10.61

Total Return	0.51	%(b)

Ratios/Supplemental Data:
Net Assets at end of year (000)	$15,144
Ratio of expenses to average net assets	0.59	%(c)
Ratio of net investment income to average net assets	3.25	%(c)
Ratio of expenses to average net assets*	1.02	%(c)
Portfolio turnover(d)	0.00%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Short-Term Income Fund—Investor Shares
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$10.17		$10.27	$10.35	$10.34	$10.24	$9.93

Investment Activities
Net investment income	0.19		0.33	0.29	0.32	0.47	0.60
Net realized/unrealized gains (losses) on investment transactions	(0.07)		(0.07)	0.06	0.10	0.14	0.31

Total from Investment Activities	0.12		0.26	0.35	0.42	0.61	0.91

Distributions
Net investment income	(0.17)		(0.36)	(0.38)	(0.38)	(0.47)	(0.60)
Net realized gains on investment transactions	—		—	(0.05)	(0.03)	(0.04)	—

Total Distributions	(0.17)		(0.36)	(0.43)	(0.41)	(0.51)	(0.60)

Net Asset Value, End of Year	$10.12		$10.17	$10.27	$10.35	$10.34	$10.24

Total Return*	1.23	%(a)	2.56%	3.39%	4.12%	6.14%	9.37%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$193,415		$275,968	$213,566	$228,843	$135,409	$75,458
Ratio of expenses to average net assets	0.57	%(b)	0.54%	0.52%	0.52%	0.55%	0.56%
Ratio of net investment income to average net assets	3.64	%(b)	3.25%	2.81%	2.98%	4.79%	5.87%
Ratio of expenses to average net assets**	1.17	%(b)	1.17%	1.15%	1.15%	1.18%	1.19%
Portfolio turnover(c)	43.46%		77.18%	125.55%	174.71%	103.52%	63.55%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Short-Term Income Fund— Institutional Shares
	For the Period Ended February 28, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.13

Investment Activities
Net investment income	0.06
Net realized/unrealized losses on investment transactions	(0.02)

Total from Investment Activities	0.04

Distributions
Net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Year	$10.11

Total Return	0.42	%(b)

Ratios/Supplemental Data:
Net Assets at end of year (000)	$118,959
Ratio of expenses to average net assets	0.41	%(c)
Ratio of net investment income to average net assets	3.52	%(c)
Ratio of expenses to average net assets*	0.90	%(c)
Portfolio turnover(d)	43.46%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Intermediate Bond Fund—Investor Shares
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$10.32		$10.41	$10.65	$10.58	$10.47	$10.08

Investment Activities
Net investment income	0.25		0.36	0.33	0.38	0.52	0.59
Net realized/unrealized gains (losses) on investment transactions	(0.16)		(0.06)	0.08	0.15	0.12	0.39

Total from Investment Activities	0.09		0.30	0.41	0.53	0.64	0.98

Distributions
Net investment income	(0.19)		(0.39)	(0.40)	(0.43)	(0.53)	(0.59)
Net realized gains on investment transactions	—		—	(0.25)	(0.03)	—	—

Total Distributions	(0.19)		(0.39)	(0.65)	(0.46)	(0.53)	(0.59)

Net Asset Value, End of Year	$10.22		$10.32	$10.41	$10.65	$10.58	$10.47

Total Return*	0.92	%(a)	2.96%	3.92%	4.99%	6.24%	10.01%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$26,217		$91,467	$90,786	$98,598	$103,208	$96,908
Ratio of expenses to average net assets	0.92	%(b)	0.97%	0.94%	0.95%	0.96%	0.95%
Ratio of net investment income to average net assets	3.72	%(b)	3.49%	3.06%	3.53%	4.98%	5.76%
Ratio of expenses to average net assets**	1.15	%(b)	1.17%	1.14%	1.15%	1.16%	1.15%
Portfolio turnover(c)	10.23%		44.05%	142.06%	127.81%	80.93%	62.71%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Intermediate Bond Fund— Institutional Shares
	For the Period Ended February 28, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.25

Investment Activities
Net investment income	0.07
Net realized/unrealized losses on investment transactions	(0.02)

Total from Investment Activities	0.05

Distributions
Net investment income	(0.07)

Total Distributions	(0.07)

Net Asset Value, End of Year	$10.23

Total Return	0.53	%(b)

Ratios/Supplemental Data:
Net Assets at end of year (000)	$68,596
Ratio of expenses to average net assets	0.43	%(c)
Ratio of net investment income to average net assets	3.84	%(c)
Ratio of expenses to average net assets*	0.86	%(c)
Portfolio turnover(d)	10.23%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Bond Fund—Investor Shares
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$9.52		$9.57	$9.82	$9.89	$9.67	$9.17

Investment Activities
Net investment income	0.21	(a)	0.39	0.39	0.45	0.50	0.55
Net realized/unrealized gains (losses) on investment transactions	(0.17)		(0.01)	0.16	0.03	0.29	0.50

Total from Investment Activities	0.04		0.38	0.55	0.48	0.79	1.05

Distributions
Net investment income	(0.20)		(0.41)	(0.41)	(0.45)	(0.50)	(0.55)
Net realized gains on investment transactions	(0.01)		(0.02)	(0.39)	(0.10)	(0.07)	—

Total Distributions	(0.21)		(0.43)	(0.80)	(0.55)	(0.57)	(0.55)

Net Asset Value, End of Year	$9.35		$9.52	$9.57	$9.82	$9.89	$9.67

Total Return*	0.47	%(b)	3.98%	5.80%	5.02%	8.44%	11.79%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$24,488		$51,373	$49,465	$60,864	$72,139	$65,462
Ratio of expenses to average net assets	0.92	%(c)	0.98%	0.96%	0.96%	0.96%	0.96%
Ratio of net investment income to average net assets	4.24	%(c)	4.09%	3.98%	4.50%	5.19%	5.85%
Ratio of expenses to average net assets**	1.16	%(c)	1.18%	1.16%	1.16%	1.16%	1.16%
Portfolio turnover(d)	19.60%		66.62%	97.38%	178.47%	122.65%	76.59%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Bond Fund— Institutional Shares
	For the Period Ended February 28, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.40

Investment Activities
Net investment income	0.07	(b)
Net realized/unrealized losses on investment transactions	(0.05)

Total from Investment Activities	0.02

Distributions
Net investment income	(0.07)

Total Distributions	(0.07)

Net Asset Value, End of Year	$9.35

Total Return	0.26	%(c)

Ratios/Supplemental Data:
Net Assets at end of year (000)	$29,423
Ratio of expenses to average net assets	0.44	%(d)
Ratio of net investment income to average net assets	4.43	%(d)
Ratio of expenses to average net assets*	0.87	%(d)
Portfolio turnover(e)	19.60%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.
(b)	Calculated using average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Balanced Fund—Investor Shares
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$13.51		$12.34	$11.56	$10.77	$11.88	$13.86

Investment Activities
Net investment income	0.18		0.25	0.20	0.23	0.28	0.29
Net realized/unrealized gains (losses) on investment transactions	0.59		1.18	0.79	0.80	(1.11)	(1.96)

Total from Investment Activities	0.77		1.43	0.99	1.03	(0.83)	(1.67)

Distributions
Net investment income	(0.12)		(0.26)	(0.21)	(0.24)	(0.28)	(0.31)
Net realized gains on investment transactions	(0.49)		—	—	—	—	—

Total Distributions	(0.61)		(0.26)	(0.21)	(0.24)	(0.28)	(0.31)

Net Asset Value, End of Year	$13.67		$13.51	$12.34	$11.56	$10.77	$11.88

Total Return*	5.80	%(a)	11.68%	8.49%	9.93%	(7.13)%	(12.12)%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$36,387		$90,522	$84,174	$71,552	$54,957	$60,249
Ratio of expenses to average net assets	0.79	%(b)	0.79%	0.76%	0.77%	0.77%	0.75%
Ratio of net investment income to average net assets	2.22	%(b)	1.92%	1.66%	2.16%	2.36%	2.39%
Ratio of expenses to average net assets**	1.34	%(b)	1.36%	1.33%	1.34%	1.34%	1.32%
Portfolio turnover(c)	44.53%		99.97%	104.37%	81.13%	65.87%	84.73%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Balanced Fund— Institutional Shares
	For the Period Ended February 28, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.35

Investment Activities
Net investment income	0.04
Net realized/unrealized gains on investment transactions	0.28

Total from Investment Activities	0.32

Net Asset Value, End of Year	$13.67

Total Return	2.40	%(b)

Ratios/Supplemental Data:
Net Assets at end of year (000)	$60,571
Ratio of expenses to average net assets	0.57	%(c)
Ratio of net investment income to average net assets	1.70	%(c)
Ratio of expenses to average net assets*	1.04	%(c)
Portfolio turnover(d)	44.53%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	U.S. Tax-Efficient Large Cap Equity Fund—Investor Shares
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$9.30		$7.94	$7.12	$6.49	$10.78	$17.48

Investment Activities
Net investment income	0.02		0.09	0.10	0.06	0.07	0.09
Net realized/unrealized gains (losses) on investment transactions	0.67		1.37	0.80	0.64	(2.39)	(3.13)

Total from Investment Activities	0.69		1.46	0.90	0.70	(2.32)	(3.04)

Distributions
Net investment income	(0.03)		(0.10)	(0.08)	(0.07)	(0.07)	(0.09)
Net realized gains on investment transactions	—		—	—	—	(1.90)	(3.57)

Total Distributions	(0.03)		(0.10)	(0.08)	(0.07)	(1.97)	(3.66)

Net Asset Value, End of Year	$9.96		$9.30	$7.94	$7.12	$6.49	$10.78

Total Return*	7.38	%(a)	18.49%	12.62%	10.72%	(24.99)%	(19.60)%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$3,063		$17,637	$43,897	$47,793	$56,753	$109,685
Ratio of expenses to average net assets	1.17	%(b)	1.19%	1.08%	1.10%	1.08%	1.06%
Ratio of net investment income to average net assets	0.36	%(b)	0.78%	1.13%	0.94%	0.79%	0.76%
Ratio of expenses to average net assets**	1.37	%(b)	1.38%	1.27%	1.29%	1.27%	1.25%
Portfolio turnover(c)	78.81%		90.13%	65.12%	36.48%	97.98%	124.00%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	U.S. Tax- Efficient Large Cap Equity Fund— Institutional Shares
	For the Period Ended February 28, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.76

Investment Activities
Net investment income	0.01
Net realized/unrealized gains (losses) on investment transactions	0.20

Total from Investment Activities	0.21

Net Asset Value, End of Year	$9.97

Total Return	2.15	%(b)

Ratios/Supplemental Data:
Net Assets at end of year (000)	$13,327
Ratio of expenses to average net assets	0.69	%(c)
Ratio of net investment income to average net assets	0.34	%(c)
Ratio of expenses to average net assets*	1.08	%(c)
Portfolio turnover(d)	78.81%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	Growth Equity Fund
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$9.78		$8.89	$8.84	$8.47	$9.95	$16.57

Investment Activities
Net investment income (loss)	0.04		0.08	0.03	0.03	—	(0.04)
Net realized/unrealized gains (losses) on investment transactions	0.60		0.93	0.05	0.37	(1.48)	(6.17)

Total from Investment Activities	0.64		1.01	0.08	0.40	(1.48)	(6.21)

Distributions
Net investment income	—		(0.12)	(0.03)	(0.03)	—	—
Net realized gains on investment transactions	—		—	—	—	—	(0.41)

Total Distributions	—		(0.12)	(0.03)	(0.03)	—	(0.41)

Net Asset Value, End of Year	$10.42		$9.78	$8.89	$8.84	$8.47	$9.95

Total Return*	6.54	%(a)	11.43%	0.88%	4.75%	(14.83)%	(38.04)%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$6,252		$12,766	$37,506	$86,236	$76,585	$89,439
Ratio of expenses to average net assets	1.24	%(b)	1.21%	1.09%	1.08%	1.08%	1.07%
Ratio of net investment income (loss) to average net assets	0.50	%(b)	1.20%	0.33%	0.39%	0.03%	(0.27)%
Ratio of expenses to average net assets**	1.50	%(b)	1.40%	1.28%	1.27%	1.27%	1.26%
Portfolio turnover	297.81%		293.55%	175.50%	32.67%	42.81%	70.46%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Continued

	U.S. Tax-Efficient Small Cap Equity Fund—Investor Shares
	Six Months Ended February 28, 2006		Year Ended August 31,
			2005	2004	2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Year	$13.44		$13.73	$12.43	$10.61	$12.11	$12.54

Investment Activities
Net investment income	0.05	(a)	0.07	—	0.02	0.01	0.02
Net realized/unrealized gains (losses) on investment transactions	1.05		3.47	1.31	1.82	(1.18)	(0.36)

Total from Investment Activities	1.10		3.54	1.31	1.84	(1.17)	(0.34)

Distributions
Net investment income	(0.03)		(0.08)	(0.01)	(0.02)	(0.01)	(0.03)
Net realized gains on investment transactions	(0.64)		(3.75)	—	—	(0.32)	(0.06)

Total Distributions	(0.67)		(3.83)	(0.01)	(0.02)	(0.33)	(0.09)

Net Asset Value, End of Year	$13.87	(b)	$13.44	$13.73	$12.43	$10.61	$12.11

Total Return*	8.37%		28.23%	10.45%	17.48%	(9.87)%	(2.69)%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$343		$12,861	$11,048	$14,062	$10,314	$7,454
Ratio of expenses to average net assets	0.85	%(c)	0.93%	0.86%	0.78%	0.71%	0.66%
Ratio of net investment income to average net assets	0.63	%(c)	0.56%	0.02%	0.22%	0.13%	0.18%
Ratio of expenses to average net assets**	1.32	%(c)	1.42%	1.35%	1.35%	1.45%	1.40%
Portfolio turnover(d)	26.32%		63.59%	121.48%	36.52%	68.42%	118.56%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Continued

AMERICAN PERFORMANCE FUNDS

Financial Highlights, Concluded

	U.S. Tax- Efficient Small Cap Equity Fund— Institutional Shares
	For the Period Ended February 28, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.12

Investment Activities
Net investment loss	—
Net realized/unrealized gains (losses) on investment transactions	0.77

Total from Investment Activities	0.77

Net Asset Value, End of Year	$13.89

Total Return	5.87	%(b)

Ratios/Supplemental Data:
Net Assets at end of year (000)	$13,403
Ratio of expenses to average net assets	0.80	%(c)
Ratio of net investment income to average net assets	(0.02	)%(c)
Ratio of expenses to average net assets*	1.02	%(c)
Portfolio turnover(d)	26.32%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through February 28, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited)

February 28, 2006

U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	100.3%

Total	100.3%

Institutional U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	100.3%

Total	100.3%

Cash Management Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	49.3%
U.S. Government Agencies	21.3%
Commercial Paper	20.2%
Certificates of Deposit	6.5%
Corporate Bonds	2.2%
Asset Backed Commercial Paper	0.8%

Total	100.2%

Institutional Cash Management Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	34.6%
U.S. Government Agencies	26.4%
Commercial Paper	24.8%
Certificates of Deposit	8.6%
Asset Backed Commercial Paper	4.3%
Corporate Bonds	1.4%

Total	100.1%

Institutional Tax-Free Money Market Fund:
Security Allocation	Percentage of Net Assets
Municipal Bonds	95.4%
Investment Companies	4.5%

Total	99.9%

Intermediate Tax-Free Bond Fund:
Security Allocation	Percentage of Net Assets
Municipal Bonds	94.2%
Investment in Affiliates	5.0%

Total	99.2%

Short-Term Income Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	46.4%
Mortgage Backed Securities	25.4%
U.S. Treasury Notes	15.5%
Corporate Bonds	5.1%
Investment in Affiliates	4.1%
Asset Backed Securities	3.1%
Taxable Municipal Bonds	0.1%

Total	99.7%

Intermediate Bond Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	41.9%
Mortgage Backed Securities	22.6%
U.S. Treasury Notes	10.9%
Corporate Bonds	10.4%
Asset Backed Securities	4.9%
Investment in Affiliates	3.6%
U.S. Treasury Bonds	3.5%
Taxable Municipal Bonds	1.8%

Total	99.6%

Bond Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	36.4%
Corporate Bonds	15.7%
Mortgage Backed Securities	13.9%
U.S. Treasury Notes	12.0%
Taxable Municipal Bonds	7.1%
Asset Backed Securities	5.4%
Investment in Affiliates	4.8%
U.S. Treasury Bonds	4.1%

Total	99.4%

Balanced Fund:
Security Allocation	Percentage of Net Assets
Common Stocks	47.8%
Investment Companies	18.9%
U.S. Government Agencies	11.4%
U.S. Treasury Notes	6.5%
Mortgage Backed Securities	6.3%
Corporate Bonds	3.1%
Investment in Affiliates	2.9%
Asset Backed Securities	1.5%
U.S. Treasury Bonds	0.9%
Taxable Municipal Bonds	0.4%

Total	99.7%

U.S. Tax-Efficient Large Cap Equity Fund:
Security Allocation	Percentage of Net Assets
Computer Products & Services	21.0%
Retail	17.9%
Healthcare & Service	16.0%
Finance, Banking & Investments	14.4%
Oil	6.1%
Other	6.1%
Chemicals	4.5%
Insurance	4.4%
Food	4.3%
Transportation & Shipping	3.4%
Automotive Parts	1.7%
Investment in Affiliates	0.1%

Total	99.9%

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited), Continued

February 28, 2006

Growth Equity Fund:
Security Allocation	Percentage of Net Assets
Computer Products, Services & Telecommunications	26.1%
Other	15.9%
Retail	13.0%
Healthcare & Service	12.9%
Finance, Banking & Investments	8.5%
Oil	5.8%
Medical Equipment & Supplies	4.8%
Machinery & Manufacturing	4.5%
Food & Beverage	3.8%
Investment Companies	2.3%
Chemicals	1.8%
Investment in Affiliates	0.7%

Total	100.1%

U.S. Tax-Efficient Small Cap Equity Fund:
Security Allocation	Percentage of Net Assets
Other	21.1%
Building Materials & Construction	14.4%
Computer Hardware & Software	13.1%
Finance, Banking & Investments	12.2%
Entertainment	10.4%
Oil	6.5%
Investment Companies	5.4%
Medical Equipment & Supplies	4.9%
Food Products & Services	4.3%
Healthcare	3.7%
Telecommunications	3.1%
Investment in Affiliates	0.9%

Total	100.0%

As a shareholder of the American Performance Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the American Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 through February 28, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 9/1/05	Ending Account Value 2/28/06	Expense Paid During Period* 9/1/05 - 2/28/06	Expense Ratio During Period 9/1/05 - 2/28/06
U.S. Treasury Fund		$1,000.00	$1,016.50	$3.55	0.71%
Institutional U.S. Treasury Fund		1,000.00	1,018.70	1.35	0.27%
Cash Management Fund		1,000.00	1,017.40	2.85	0.57%
Institutional Cash Management Fund		1,000.00	1,019.00	1.35	0.27%
Institutional Tax-Free Money Market Fund		1,000.00	1,013.60	0.90	0.18%
Intermediate Tax-Free Bond Fund	Investor Shares	1,000.00	1,004.00	4.12	0.83%
	Institutional Shares***	1,000.00	1,005.10	0.99	0.59%
Short-Term Income Fund	Investor Shares	1,000.00	1,012.30	2.84	0.57%
	Institutional Shares***	1,000.00	1,004.20	0.69	0.41%
Intermediate Bond Fund	Investor Shares	1,000.00	1,009.20	4.58	0.92%
	Institutional Shares***	1,000.00	1,005.30	0.72	0.43%
Bond Fund	Investor Shares	1,000.00	1,004.70	4.57	0.92%
	Institutional Shares***	1,000.00	1,002.60	0.74	0.44%
Balanced Fund	Investor Shares	1,000.00	1,058.00	4.03	0.79%
	Institutional Shares***	1,000.00	1,024.00	0.96	0.57%
U.S. Tax-Efficient Large Cap Equity Fund	Investor Shares	1,000.00	1,073.80	6.02	1.17%
	Institutional Shares***	1,000.00	1,021.50	1.17	0.69%
Growth Equity Fund		1,000.00	1,065.40	6.35	1.24%
U.S. Tax-Efficient Small Cap Equity Fund	Investor Shares	1,000.00	1,083.70	4.39	0.85%
	Institutional Shares***	1,000.00	1,058.70	1.38	0.80%

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited), Continued

February 28, 2006

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the American Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 9/1/05	Ending Account Value 2/28/06	Expense Paid During Period* 9/1/05 - 2/28/06	Expense Ratio During Period** 9/1/05 - 2/28/06
U.S. Treasury Fund		$1,000.00	$1,021.27	$3.56	0.71%
Institutional U.S. Treasury Fund		1,000.00	1,023.46	1.35	0.27%
Cash Management Fund		1,000.00	1,021.97	2.86	0.57%
Institutional Cash Management Fund		1,000.00	1,023.46	1.35	0.27%
Institutional Tax-Free Money Market Fund		1,000.00	1,023.90	0.90	0.18%
Intermediate Tax-Free Bond Fund	Investor Shares	1,000.00	1,020.68	4.16	0.83%
	Institutional Shares***	1,000.00	1,007.37	0.99	0.59%
Short-Term Income Fund	Investor Shares	1,000.00	1,021.97	2.86	0.57%
	Institutional Shares***	1,000.00	1,007.67	0.69	0.41%
Intermediate Bond Fund	Investor Shares	1,000.00	1,020.23	4.61	0.92%
	Institutional Shares***	1,000.00	1,007.64	0.72	0.43%
Bond Fund	Investor Shares	1,000.00	1,020.23	4.61	0.92%
	Institutional Shares***	1,000.00	1,007.62	0.74	0.44%
Balanced Fund	Investor Shares	1,000.00	1,020.88	3.96	0.79%
	Institutional Shares***	1,000.00	1,007.40	0.96	0.57%
U.S. Tax-Efficient Large Cap Equity Fund	Investor Shares	1,000.00	1,018.99	5.86	1.17%
	Institutional Shares***	1,000.00	1,007.20	1.16	0.69%
Growth Equity Fund		1,000.00	1,018.65	6.21	1.24%
U.S. Tax-Efficient Small Cap Equity Fund	Investor Shares	1,000.00	1,020.58	4.26	0.85%
	Institutional Shares***	1,000.00	1,007.02	1.34	0.80%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
***	Institutional Shares commenced operations on December 30, 2005. Information presented is for the period from December 30, 2005 through February 28, 2006.

AMERICAN PERFORMANCE FUNDS

Investment Adviser & Administrator

BOk Investment Advisers, Inc.

Bank Oklahoma Tower

Tulsa, Oklahoma 74103

Distributor

BISYS Fund Services

3435 Stelzer Road

Columbus, Ohio 43219

Legal Counsel

Ropes & Gray LLP

One Metro Center

700 12th Street, NW

Suite 900

Washington, DC 20005

Auditors

KPMG LLP

191 West Nationwide Blvd.

Suite 500

Columbus, Ohio 43215

Semiann-04/06

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date May 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date May 5, 2006

By (Signature and Title)*	/s/ Jennifer J. Hankins
Jennifer J. Hankins, President

Date May 5, 2006